John Hancock
International Small Company Fund
Quarterly portfolio holdings 11/30/2022

Fund’s investments
As of 11-30-22 (unaudited)
	Shares	Value
Common stocks 99.3%		$627,384,596
(Cost $606,951,741)
Australia 6.5%		40,814,979
A2B Australia, Ltd. (A)	32,294	23,562
Accent Group, Ltd.	117,141	144,596
Adairs, Ltd. (B)	58,688	92,267
Adbri, Ltd.	93,582	110,560
Ainsworth Game Technology, Ltd. (A)	47,462	42,439
Alcidion Group, Ltd. (A)	86,733	9,351
Alkane Resources, Ltd. (A)	124,706	52,284
Alliance Aviation Services, Ltd. (A)	39,423	80,636
AMA Group, Ltd. (A)(B)	296,751	43,813
AMP, Ltd. (A)	519,139	483,883
Ansell, Ltd.	24,579	485,564
Appen, Ltd.	19,604	36,326
Arafura Rare Earths, Ltd. (A)(B)	453,528	142,145
ARB Corp., Ltd. (B)	22,699	444,018
Archer Materials, Ltd. (A)(B)	14,055	6,772
Ardea Resources, Ltd. (A)	13,492	8,971
Ardent Leisure Group, Ltd.	150,506	61,303
Argosy Minerals, Ltd. (A)	134,969	59,399
AUB Group, Ltd.	33,068	523,909
Audinate Group, Ltd. (A)	14,507	82,901
Aurelia Metals, Ltd. (A)	409,013	43,668
Aussie Broadband, Ltd. (A)	54,478	98,207
Austal, Ltd.	124,942	208,093
Austin Engineering, Ltd.	64,891	14,978
Australian Agricultural Company, Ltd. (A)	127,055	152,589
Australian Ethical Investment, Ltd.	7,350	23,967
Australian Finance Group, Ltd.	65,518	74,623
Australian Strategic Materials, Ltd. (A)(B)	32,274	37,830
Australian Vintage, Ltd.	76,170	31,148
Auswide Bank, Ltd.	5,434	21,328
AVJennings, Ltd.	46,118	12,366
AVZ Minerals, Ltd. (A)(C)	322,880	170,940
Baby Bunting Group, Ltd.	41,046	71,452
Bannerman Energy, Ltd. (A)	11,581	14,622
Bapcor, Ltd.	93,292	443,326
Base Resources, Ltd.	100,127	13,657
Beach Energy, Ltd.	365,726	440,901
Beacon Lighting Group, Ltd.	18,185	24,029
Bega Cheese, Ltd.	89,005	213,176
Bell Financial Group, Ltd.	43,704	32,558
Bellevue Gold, Ltd. (A)	294,047	222,933
Betmakers Technology Group, Ltd. (A)(B)	22,863	4,146
Bigtincan Holdings, Ltd. (A)	92,450	43,854
Blackmores, Ltd.	4,617	224,337
Boral, Ltd.	87,279	181,185
Boss Energy, Ltd. (A)	27,383	46,798
Bravura Solutions, Ltd.	83,107	44,853
Breville Group, Ltd.	27,013	377,822
Brickworks, Ltd.	19,501	299,382
BWX, Ltd. (A)(C)	61,281	26,204
Calidus Resources, Ltd. (A)	48,056	11,044
2	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Australia (continued)
Calima Energy, Ltd. (A)	114,568	$10,032
Capitol Health, Ltd.	292,400	61,774
Capral, Ltd.	7,205	38,844
Capricorn Metals, Ltd. (A)(B)	92,082	266,999
Carnarvon Energy, Ltd. (A)	422,815	43,408
Cash Converters International, Ltd.	122,755	20,059
Catapult Group International, Ltd. (A)	16,337	9,137
Cedar Woods Properties, Ltd.	19,145	58,400
Chalice Mining, Ltd. (A)	38,702	142,786
Challenger Exploration, Ltd. (A)(B)	49,405	5,758
Champion Iron, Ltd.	92,037	402,674
City Chic Collective, Ltd. (A)	61,368	33,898
Civmec, Ltd.	40,300	17,315
Clean Seas Seafood, Ltd. (A)	23,080	9,669
ClearView Wealth, Ltd.	34,533	11,640
Clinuvel Pharmaceuticals, Ltd. (B)	13,676	184,277
Clover Corp., Ltd.	51,463	43,845
Cobalt Blue Holdings, Ltd. (A)	8,655	3,879
Codan, Ltd.	30,933	83,180
COG Financial Services, Ltd.	19,298	20,301
Cogstate, Ltd. (A)	16,116	21,444
Collection House, Ltd. (A)(C)	61,068	2,819
Collins Foods, Ltd.	35,727	188,285
Cooper Energy, Ltd. (A)	756,946	100,529
Corporate Travel Management, Ltd.	35,427	405,653
Costa Group Holdings, Ltd.	135,153	244,038
Credit Corp. Group, Ltd.	19,524	271,276
CSR, Ltd.	149,148	496,935
Danakali, Ltd. (A)	17,023	3,801
Data#3, Ltd.	50,636	238,241
De Grey Mining, Ltd. (A)(B)	384,097	343,065
Deep Yellow, Ltd. (A)	54,202	26,881
Deterra Royalties, Ltd.	104,841	330,539
Develop Global, Ltd. (A)	6,294	12,509
Dicker Data, Ltd. (B)	16,832	125,689
Domain Holdings Australia, Ltd.	94,999	200,777
Dongfang Modern Agriculture Holding Group, Ltd. (A)(C)	26,600	14,985
Downer EDI, Ltd.	156,303	553,158
Eagers Automotive, Ltd.	41,786	353,532
Earlypay, Ltd.	42,680	11,897
Eclipx Group, Ltd. (A)	101,873	145,015
Ecograf, Ltd. (A)(B)	64,276	13,209
Elanor Investor Group	27,964	31,933
Elders, Ltd.	53,058	372,887
Element 25, Ltd. (A)	13,560	10,021
Elixir Energy, Ltd. (A)(B)	103,567	13,086
Elmo Software, Ltd. (A)	3,302	10,647
Emeco Holdings, Ltd.	116,009	61,101
Emerald Resources NL (A)	49,314	37,991
EML Payments, Ltd. (A)(B)	79,307	35,661
Energy Transition Minerals, Ltd. (A)(B)	176,827	5,839
Energy World Corp., Ltd. (A)	328,859	11,384
Enero Group, Ltd.	10,415	19,259
EQT Holdings, Ltd.	8,874	154,265
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	3

	Shares	Value
Australia (continued)
Estia Health, Ltd.	67,959	$97,405
Eureka Group Holdings, Ltd.	15,081	4,719
Eureka Group Holdings, Ltd., Entitlement Offer (A)	3,770	1,180
European Lithium, Ltd. (A)	238,993	14,466
Euroz Hartleys Group, Ltd.	44,457	34,124
EVT, Ltd.	33,412	313,805
Fiducian Group, Ltd.	1,107	5,241
Finbar Group, Ltd.	71,892	32,545
Firefinch, Ltd. (A)(C)	160,759	21,823
Fleetwood, Ltd.	32,879	34,207
Flight Centre Travel Group, Ltd. (A)	41,396	458,622
Frontier Digital Ventures, Ltd. (A)	54,064	27,775
G8 Education, Ltd.	337,681	225,269
Galan Lithium, Ltd. (A)(B)	57,994	58,895
Generation Development Group, Ltd.	17,607	15,039
Genetic Signatures, Ltd. (A)	5,286	3,246
Gold Road Resources, Ltd.	284,146	344,258
GR Engineering Services, Ltd.	6,821	9,363
GrainCorp, Ltd., Class A	78,998	436,778
Grange Resources, Ltd.	285,269	149,024
GUD Holdings, Ltd.	54,955	308,308
GWA Group, Ltd.	68,070	98,554
Hansen Technologies, Ltd.	58,148	206,302
Healius, Ltd.	144,876	289,870
Helia Group, Ltd.	120,934	223,539
Helloworld Travel, Ltd. (B)	23,085	24,698
Highfield Resources, Ltd. (A)	43,867	25,358
Horizon Oil, Ltd.	11,332	1,041
HT&E, Ltd. (B)	83,708	59,717
HUB24, Ltd.	21,626	402,906
Humm Group, Ltd.	129,472	50,454
Iluka Resources, Ltd.	30,885	214,944
Imdex, Ltd.	127,461	211,429
Immutep, Ltd., ADR (A)	11,923	28,615
Imugene, Ltd. (A)	468,841	60,222
Infomedia, Ltd.	133,827	100,710
Inghams Group, Ltd.	113,255	218,088
Insignia Financial, Ltd.	189,033	423,245
Integral Diagnostics, Ltd.	60,871	114,810
InvoCare, Ltd.	37,308	285,713
Ioneer, Ltd. (A)	466,451	186,371
IPH, Ltd.	59,336	370,102
IRESS, Ltd.	61,000	399,782
IVE Group, Ltd.	30,620	50,438
Johns Lyng Group, Ltd.	53,805	269,536
Jumbo Interactive, Ltd.	11,374	109,980
Jupiter Mines, Ltd.	455,380	57,436
Karoon Energy, Ltd. (A)	182,511	288,587
Kelsian Group, Ltd.	19,690	73,852
Kogan.com, Ltd. (A)(B)	15,803	36,565
Lark Distilling Company, Ltd. (A)	3,102	5,417
Liberty Financial Group, Ltd.	3,600	9,707
Lifestyle Communities, Ltd.	25,616	337,804
Link Administration Holdings, Ltd.	165,552	402,783
4	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Australia (continued)
Lovisa Holdings, Ltd.	15,833	$257,679
Lucapa Diamond Company, Ltd. (A)	220,306	6,619
Lycopodium, Ltd.	4,375	19,527
MA Financial Group, Ltd.	16,640	56,775
Macmahon Holdings, Ltd.	496,385	52,311
Macquarie Telecom Group, Ltd. (A)	1,469	58,592
Mader Group, Ltd.	4,772	11,969
Magellan Financial Group, Ltd.	4,309	29,161
MaxiPARTS, Ltd.	6,539	9,094
Mayne Pharma Group, Ltd. (A)	476,093	74,872
McMillan Shakespeare, Ltd.	23,521	236,727
McPherson’s, Ltd. (B)	23,787	11,724
Mesoblast, Ltd. (A)	77,690	58,935
Metals X, Ltd. (A)	195,027	36,888
Metcash, Ltd.	96,600	276,240
Michael Hill International, Ltd.	16,258	12,916
Michael Hill International, Ltd. (New Zealand Exchange)	43,259	34,353
Mincor Resources NL (A)	97,857	105,529
MMA Offshore, Ltd. (A)	92,633	47,353
Monadelphous Group, Ltd.	35,849	336,999
Monash IVF Group, Ltd.	129,690	88,500
Money3 Corp., Ltd.	61,469	82,143
Mount Gibson Iron, Ltd. (A)	210,281	66,051
Myer Holdings, Ltd.	192,016	96,592
MyState, Ltd.	27,932	76,922
Nanosonics, Ltd. (A)	66,387	217,603
National Tyre & Wheel, Ltd.	13,820	6,515
Navigator Global Investments, Ltd.	51,211	40,736
Nearmap, Ltd. (A)	159,003	229,924
Neometals, Ltd. (A)	33,926	23,534
Netwealth Group, Ltd.	30,596	291,245
New Century Resources, Ltd. (A)	7,464	5,278
New Hope Corp., Ltd.	155,032	625,676
Newcrest Mining, Ltd.	17,931	245,141
nib holdings, Ltd.	142,275	706,876
Nick Scali, Ltd.	23,090	179,589
Nickel Industries, Ltd.	305,224	205,708
Nine Entertainment Company Holdings, Ltd.	198,017	286,335
Novonix, Ltd. (A)	46,257	72,965
NRW Holdings, Ltd.	180,255	337,836
Nufarm, Ltd.	118,255	489,342
Objective Corp., Ltd.	4,348	41,732
OceanaGold Corp. (A)	233,573	397,638
OFX Group, Ltd. (A)	100,657	167,357
Omni Bridgeway, Ltd. (A)	95,000	282,294
oOh!media, Ltd.	154,139	143,636
Opthea, Ltd. (A)	13,579	8,866
OreCorp, Ltd. (A)	20,841	5,270
Orora, Ltd.	323,910	690,258
Pacific Current Group, Ltd.	16,873	89,547
Pacific Smiles Group, Ltd. (A)	11,867	12,992
Pact Group Holdings, Ltd.	33,533	24,360
Paladin Energy, Ltd. (A)	633,781	351,049
Panoramic Resources, Ltd. (A)	476,965	57,321
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	5

	Shares	Value
Australia (continued)
Pantoro, Ltd. (A)	351,290	$29,085
Pantoro, Ltd., Additional Offering (A)	22,825	1,890
Peet, Ltd.	115,617	90,119
Pendal Group, Ltd.	104,321	358,577
Peninsula Energy, Ltd. (A)	79,144	6,954
Peninsula Energy, Ltd., Additional Offering (A)	19,362	1,701
PeopleIN, Ltd.	16,091	35,519
Perenti, Ltd. (A)	186,413	140,635
Perpetual, Ltd. (B)	16,171	275,974
Perseus Mining, Ltd.	406,388	625,946
Pinnacle Investment Management Group, Ltd.	28,009	168,862
Platinum Asset Management, Ltd.	142,263	176,106
PointsBet Holdings, Ltd. (A)	41,968	59,000
PolyNovo, Ltd. (A)	155,862	218,342
Poseidon Nickel, Ltd. (A)	331,150	9,402
Praemium, Ltd.	110,359	66,259
Premier Investments, Ltd.	22,009	384,674
Probiotec, Ltd.	4,196	6,554
Propel Funeral Partners, Ltd.	9,089	28,183
Prophecy International Holdings, Ltd. (A)	9,576	4,588
PSC Insurance Group, Ltd.	27,514	92,264
PWR Holdings, Ltd.	26,246	210,458
QANTM Intellectual Property, Ltd.	11,929	7,541
Ramelius Resources, Ltd.	263,053	155,183
ReadyTech Holdings, Ltd. (A)	11,234	30,294
Reckon, Ltd.	25,906	9,973
Red 5, Ltd. (A)	899,111	99,831
Redbubble, Ltd. (A)(B)	56,271	21,058
Regis Healthcare, Ltd.	40,833	54,138
Regis Resources, Ltd.	241,409	321,586
Resolute Mining, Ltd. (A)	783,567	86,106
Retail Food Group, Ltd. (A)	288,997	13,020
Ridley Corp., Ltd.	94,684	124,282
RPMGlobal Holdings, Ltd. (A)	61,685	73,456
Rumble Resources, Ltd. (A)(B)	56,438	9,255
Sandfire Resources, Ltd.	170,342	589,602
Select Harvests, Ltd.	44,909	133,977
Servcorp, Ltd.	13,949	32,283
Service Stream, Ltd. (B)	212,032	100,181
Seven West Media, Ltd. (A)	335,380	94,748
SG Fleet Group, Ltd.	39,363	47,157
Shaver Shop Group, Ltd.	21,893	16,741
Shine Justice, Ltd.	4,532	3,384
Sierra Rutile Holdings, Ltd. (A)	77,827	11,543
Sigma Healthcare, Ltd.	333,871	148,643
Silver Lake Resources, Ltd. (A)	235,274	197,190
Silver Mines, Ltd. (A)(B)	92,637	12,767
Sims, Ltd.	51,011	455,759
SmartGroup Corp., Ltd.	45,241	147,985
SolGold PLC (A)	193,333	42,472
Southern Cross Electrical Engineering, Ltd.	43,054	20,851
Southern Cross Media Group, Ltd.	84,254	60,393
SRG Global, Ltd.	83,829	39,595
St. Barbara, Ltd. (A)	252,512	105,742
6	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Australia (continued)
Strandline Resources, Ltd. (A)	134,004	$42,559
Strike Energy, Ltd. (A)	377,611	73,315
Sunland Group, Ltd.	30,172	34,709
Sunrise Energy Metals, Ltd. (A)	5,222	7,265
Sunstone Metals, Ltd. (A)	119,026	3,028
Super Retail Group, Ltd.	43,131	326,705
Superloop, Ltd. (A)	117,047	59,618
Symbio Holdings, Ltd.	15,935	32,275
Syrah Resources, Ltd. (A)	215,425	386,636
Tabcorp Holdings, Ltd.	136,521	98,880
Technology One, Ltd.	56,489	532,465
Temple & Webster Group, Ltd. (A)	23,096	84,794
Ten Sixty Four, Ltd.	77,809	29,582
Terracom, Ltd.	98,531	58,317
The Reject Shop, Ltd. (A)	7,826	24,117
The Star Entertainment Group, Ltd. (A)	266,941	496,461
Tyro Payments, Ltd. (A)	73,517	90,123
United Malt Grp, Ltd.	78,602	180,059
Vita Group, Ltd.	51,061	4,000
Viva Energy Group, Ltd. (D)	160,387	301,377
Warrego Energy, Ltd. (A)	80,366	14,017
Webjet, Ltd. (A)	115,598	508,998
West African Resources, Ltd. (A)	294,711	236,265
Westgold Resources, Ltd. (A)	150,966	77,959
Whitehaven Coal, Ltd.	189,509	1,293,028
Widgie Nickel, Ltd. (A)	8,042	2,780
Wiluna Mining Corp., Ltd. (A)(C)	10,005	278
Zip Company, Ltd. (A)(B)	85,789	44,839
Austria 1.6%		10,232,323
Addiko Bank AG (A)	1,199	13,920
Agrana Beteiligungs AG	5,107	82,659
ams AG (A)	80,594	671,213
ANDRITZ AG	21,299	1,165,636
AT&S Austria Technologie & Systemtechnik AG	9,986	366,181
BAWAG Group AG (A)(D)	23,046	1,207,449
CA Immobilien Anlagen AG	9,901	327,307
DO & Company AG (A)	2,399	222,650
EVN AG	11,283	208,953
Fabasoft AG	1,301	29,423
FACC AG (A)	6,411	40,157
Flughafen Wien AG (A)	2,080	66,665
IMMOFINANZ AG (A)(C)	28,769	0
Kapsch TrafficCom AG (A)	2,742	36,762
Kontron AG	14,916	240,398
Lenzing AG	4,215	287,949
Mayr Melnhof Karton AG	2,653	450,556
Oesterreichische Post AG	6,458	215,181
Palfinger AG	4,501	119,286
POLYTEC Holding AG	4,411	23,110
Porr AG	4,862	65,839
Raiffeisen Bank International AG (A)	38,352	603,525
Rhi Magnesita NV	5,454	148,152
RHI Magnesita NV (London Stock Exchange)	4,273	113,825
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	7

	Shares	Value
Austria (continued)
Rosenbauer International AG	1,314	$46,464
Schoeller-Bleckmann Oilfield Equipment AG	4,222	289,103
Semperit AG Holding	3,480	70,991
Strabag SE	6,041	251,962
Telekom Austria AG (A)	53,633	327,864
UBM Development AG	1,455	44,818
UNIQA Insurance Group AG	38,465	287,674
Vienna Insurance Group AG	12,280	287,791
voestalpine AG	32,182	885,212
Wienerberger AG	36,554	966,592
Zumtobel Group AG	10,070	67,056
Belgium 1.5%		9,186,737
Ackermans & van Haaren NV	7,224	1,148,229
AGFA-Gevaert NV (A)	41,215	119,176
Atenor	1,423	72,050
Barco NV	21,791	501,878
Bekaert SA	10,307	368,053
Biocartis Group NV (A)(B)(D)	20,768	16,742
bpost SA	30,413	174,791
Cie d’Entreprises CFE (A)	2,358	23,217
Deceuninck NV	22,742	56,247
Deme Group NV (A)	2,358	293,189
D’ieteren Group	717	136,555
Econocom Group SA/NV	34,770	102,938
Etablissements Franz Colruyt NV	9,563	252,635
Euronav NV (A)	64,024	1,251,569
EVS Broadcast Equipment SA	4,231	93,447
Exmar NV	13,915	129,962
Fagron	19,779	260,230
Galapagos NV (A)	10,447	416,392
Gimv NV	6,696	290,270
Greenyard NV (A)	986	6,576
Immobel SA	1,341	67,264
Ion Beam Applications	5,822	86,523
Jensen-Group NV	1,485	42,854
Kinepolis Group NV (A)	4,120	158,882
Lotus Bakeries NV	111	713,024
MDxHealth SA (A)	8,514	6,183
Melexis NV	5,920	521,605
Ontex Group NV (A)	17,990	121,173
Orange Belgium SA (A)	5,254	93,666
Picanol	195	14,818
Proximus SADP	34,603	361,977
Recticel SA	14,862	232,877
Sipef NV	2,705	161,270
Telenet Group Holding NV	12,156	194,066
TER Beke SA	185	17,359
Tessenderlo Group SA (A)	5,778	191,856
Van de Velde NV	2,367	79,625
VGP NV	2,286	186,044
Viohalco SA	18,237	79,554
X-Fab Silicon Foundries SE (A)(D)	20,933	141,971
8	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Bermuda 0.2%		$1,082,637
Hafnia, Ltd.	32,054	179,857
Hiscox, Ltd.	73,063	891,295
Northern Ocean, Ltd. (A)	10,672	11,485
Cambodia 0.0%		253,697
NagaCorp, Ltd. (A)	349,278	253,697
Canada 12.3%		77,442,868
5N Plus, Inc. (A)	38,389	85,616
Acadian Timber Corp.	3,534	41,037
AcuityAds Holdings, Inc. (A)	3,180	5,674
Advantage Energy, Ltd. (A)	71,006	610,214
Aecon Group, Inc.	21,101	154,044
Africa Oil Corp.	10,700	23,068
Ag Growth International, Inc.	5,425	176,000
AGF Management, Ltd., Class B	22,291	112,023
Aimia, Inc. (A)(B)	31,533	82,516
AirBoss of America Corp.	4,809	28,422
Alamos Gold, Inc., Class A	134,509	1,303,942
Alaris Equity Partners Income (B)	10,802	137,479
Algoma Central Corp. (B)	7,052	87,026
Altius Minerals Corp.	15,908	259,703
Altus Group, Ltd.	14,436	571,258
Americas Gold & Silver Corp. (A)	8,321	4,145
Amerigo Resources, Ltd.	49,100	47,452
Andlauer Healthcare Group, Inc.	5,295	204,691
Andrew Peller, Ltd., Class A	11,193	44,018
Aritzia, Inc. (A)	31,038	1,180,697
Ascot Resources, Ltd. (A)(B)	44,475	12,895
Atco, Ltd., Class I	23,807	762,270
Athabasca Oil Corp. (A)	150,957	310,858
ATS Corp. (A)	24,691	822,697
Aurora Cannabis, Inc. (A)(B)	11,162	14,355
AutoCanada, Inc. (A)(B)	8,443	169,029
B2Gold Corp.	315,282	1,099,262
Badger Infrastructure Solutions, Ltd.	12,568	263,665
Ballard Power Systems, Inc. (A)(B)	48,471	295,838
Baytex Energy Corp. (A)	162,450	829,671
Birch Mountain Resources, Ltd. (A)(C)	11,200	1
Birchcliff Energy, Ltd.	96,293	768,826
Bird Construction, Inc. (B)	15,285	84,314
Black Diamond Group, Ltd.	17,717	58,874
BlackBerry, Ltd. (A)	120,725	585,159
BMTC Group, Inc.	4,096	35,688
Bombardier, Inc., Class A (A)(B)	816	29,033
Bombardier, Inc., Class B (A)	26,573	936,174
Bonterra Energy Corp. (A)	1,314	7,629
Boralex, Inc., Class A	29,767	836,702
Boyd Group Services, Inc.	5,157	837,679
Bridgemarq Real Estate Services	2,800	27,664
Brookfield Infrastructure Corp., Class A	10,084	472,508
Calian Group, Ltd.	3,839	190,473
Canaccord Genuity Group, Inc. (B)	39,036	227,225
Canacol Energy, Ltd. (B)	52,069	77,417
Canada Goose Holdings, Inc. (A)	17,492	327,695
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	9

	Shares	Value
Canada (continued)
Canadian Western Bank	30,599	$588,027
Canfor Corp. (A)	19,227	340,616
Canfor Pulp Products, Inc. (A)	15,045	49,436
Capital Power Corp.	43,905	1,509,250
Capstone Copper Corp. (A)	171,933	600,740
Cardinal Energy, Ltd. (B)	41,663	252,738
Cargojet, Inc.	540	52,733
Cascades, Inc.	25,515	158,194
Celestica, Inc. (A)	37,646	420,077
Celestica, Inc. (New York Stock Exchange) (A)	2,400	26,784
Centerra Gold, Inc.	82,216	439,455
CES Energy Solutions Corp.	112,004	238,971
China Gold International Resources Corp., Ltd.	90,882	256,738
CI Financial Corp.	64,152	678,648
Cogeco Communications, Inc.	5,030	281,424
Cogeco, Inc.	2,092	93,313
Colliers International Group, Inc.	5,131	484,511
Computer Modelling Group, Ltd.	30,133	135,303
Conifex Timber, Inc.	4,700	5,905
Copper Mountain Mining Corp. (A)(B)	59,268	80,631
Corby Spirit and Wine, Ltd.	5,444	68,801
Corus Entertainment, Inc., B Shares	72,507	125,054
Crescent Point Energy Corp.	157,296	1,221,978
Crescent Point Energy Corp. (New York Stock Exchange) (B)	20,800	161,616
Crew Energy, Inc. (A)	22,300	111,902
Cronos Group, Inc. (A)	31,132	96,821
Denison Mines Corp. (A)(B)	277,941	342,997
Dexterra Group, Inc.	10,134	40,531
Doman Building Materials Group, Ltd. (B)	27,055	118,466
Dorel Industries, Inc., Class B	8,944	33,112
DREAM Unlimited Corp., Class A	10,815	232,356
Dundee Precious Metals, Inc.	69,633	328,714
Dye & Durham, Ltd.	2,196	22,186
Dynacor Group, Inc.	9,900	19,503
ECN Capital Corp.	103,129	234,602
E-L Financial Corp., Ltd.	574	376,370
Eldorado Gold Corp. (A)	61,906	474,483
Element Fleet Management Corp.	125,893	1,783,831
Endeavour Silver Corp. (A)	36,791	124,446
Endeavour Silver Corp. (New York Stock Exchange) (A)	1,400	4,718
Enerflex, Ltd.	36,464	241,801
Enerplus Corp.	91,948	1,709,564
Enghouse Systems, Ltd.	14,691	339,657
Ensign Energy Services, Inc. (A)	50,538	147,652
EQB, Inc.	8,012	358,326
Equinox Gold Corp. (A)(B)	76,791	270,594
ERO Copper Corp. (A)(B)	17,856	226,062
Evertz Technologies, Ltd.	11,517	104,969
Exchange Income Corp.	6,091	219,070
Exco Technologies, Ltd.	9,490	57,992
Extendicare, Inc. (B)	31,208	157,067
Fiera Capital Corp. (B)	26,167	171,769
Finning International, Inc.	50,484	1,278,660
Firm Capital Mortgage Investment Corp. (B)	7,600	65,935
10	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Canada (continued)
First Majestic Silver Corp.	74,599	$692,667
First Majestic Silver Corp. (New York Stock Exchange)	3,855	35,813
First Mining Gold Corp. (A)(B)	127,000	19,355
First National Financial Corp.	5,098	136,740
Fission Uranium Corp. (A)	139,747	100,773
Fortuna Silver Mines, Inc. (A)	91,343	340,885
Fraser Papers Holdings, Inc. (A)(C)	4,800	0
Freehold Royalties, Ltd. (B)	42,409	521,462
Frontera Energy Corp. (A)	15,044	119,779
Galiano Gold, Inc. (A)(B)	31,531	17,815
Gamehost, Inc.	6,100	34,465
GDI Integrated Facility Services, Inc. (A)	4,900	172,701
Gear Energy, Ltd.	35,000	30,443
Gibson Energy, Inc.	52,959	961,030
goeasy, Ltd.	3,130	278,574
GoGold Resources, Inc. (A)(B)	53,900	78,537
GoldMining, Inc. (A)	22,500	31,112
GoldMoney, Inc. (A)(B)	18,000	23,953
Gran Tierra Energy, Inc. (A)	159,029	187,976
Guardian Capital Group, Ltd., Class A	6,700	190,269
H2O Innovation, Inc. (A)	6,200	9,218
Hanfeng Evergreen, Inc. (A)(C)	3,700	6
Headwater Exploration, Inc. (A)	63,768	307,190
Heroux-Devtek, Inc. (A)	10,492	104,752
HEXO Corp. (A)(B)	10,300	1,685
High Liner Foods, Inc.	6,893	73,022
HLS Therapeutics, Inc.	2,600	18,517
Home Capital Group, Inc.	13,702	434,952
Hudbay Minerals, Inc.	72,222	407,512
IAMGOLD Corp. (A)	171,967	351,566
Imperial Metals Corp. (A)	22,308	34,826
Information Services Corp.	4,400	76,051
Innergex Renewable Energy, Inc.	46,841	586,405
InPlay Oil Corp.	8,571	20,453
Interfor Corp. (A)	18,029	337,755
International Petroleum Corp. (A)	1,489	17,014
International Petroleum Corp. (Nasdaq Stockholm Exchange) (A)	16,696	194,008
Jamieson Wellness, Inc. (D)	14,663	361,029
Journey Energy, Inc. (A)	6,200	26,641
K92 Mining, Inc. (A)	12,008	69,005
KAB Distribution, Inc. (A)(C)	18,405	0
Karora Resources, Inc. (A)	39,895	131,683
K-Bro Linen, Inc.	3,186	68,213
Kelt Exploration, Ltd. (A)	60,355	244,085
Keyera Corp.	8,977	209,151
Kinaxis, Inc. (A)	2,717	307,421
Knight Therapeutics, Inc. (A)	39,220	157,446
KP Tissue, Inc.	5,100	38,293
Labrador Iron Ore Royalty Corp.	18,767	474,634
Largo, Inc. (A)(B)	6,650	37,078
Lassonde Industries, Inc., Class A	1,300	102,935
Laurentian Bank of Canada	15,955	393,908
Leon’s Furniture, Ltd.	8,754	106,728
Lightspeed Commerce, Inc. (A)	40,760	668,753
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	11

	Shares	Value
Canada (continued)
Lightstream Resources, Ltd. (A)(C)	75,972	$0
Linamar Corp.	14,816	727,280
Logistec Corp., Class B	400	12,561
Lucara Diamond Corp. (A)	124,430	47,176
Lundin Gold, Inc.	26,200	258,465
MAG Silver Corp. (A)	12,282	193,020
Magellan Aerospace Corp.	8,083	44,046
Mainstreet Equity Corp. (A)	1,822	164,517
Major Drilling Group International, Inc. (A)	28,074	192,218
Mandalay Resources Corp. (A)	8,000	12,489
Manitok Energy, Inc. (A)(C)	167	0
Maple Leaf Foods, Inc.	27,833	526,389
Marathon Gold Corp. (A)	15,600	11,597
Martinrea International, Inc.	26,032	230,488
Maverix Metals, Inc.	18,001	78,687
MDA, Ltd. (A)	1,077	5,204
Medical Facilities Corp.	12,830	77,067
MEG Energy Corp. (A)	103,771	1,477,318
Melcor Developments, Ltd.	4,800	38,895
Methanex Corp.	21,137	826,372
Morguard Corp.	1,778	151,133
MTY Food Group, Inc. (B)	7,815	355,848
Mullen Group, Ltd.	32,088	365,214
Neighbourly Pharmacy, Inc.	900	16,673
Neo Performance Materials, Inc.	3,800	28,391
New Gold, Inc. (A)	239,551	265,347
New Pacific Metals Corp. (A)	2,211	4,668
NFI Group, Inc. (B)	22,816	168,769
North American Construction Group, Ltd.	10,337	139,015
NuVista Energy, Ltd. (A)	69,005	707,928
Obsidian Energy, Ltd. (A)	2,964	22,453
Optiva, Inc. (A)	500	6,505
Orbite Technologies, Inc. (A)(C)	105,500	0
Organigram Holdings, Inc. (A)	35,200	36,374
Organigram Holdings, Inc. (Nasdaq Exchange) (A)(B)	23,600	24,308
Orla Mining, Ltd. (A)	16,900	62,818
Orla Mining, Ltd. (NYSE American Exchange) (A)	11,612	42,964
Osisko Gold Royalties, Ltd.	51,910	654,881
Osisko Mining, Inc. (A)	102,340	273,130
Pan American Silver Corp.	13,750	225,802
Paramount Resources, Ltd., Class A	26,905	600,445
Parex Resources, Inc.	41,004	587,100
Park Lawn Corp.	12,127	225,023
Parkland Corp.	52,112	1,110,307
Pason Systems, Inc.	27,155	324,007
Petrus Resources, Ltd. (A)	5,912	11,515
Peyto Exploration & Development Corp. (B)	68,868	767,959
PHX Energy Services Corp.	11,019	63,567
Pieridae Energy, Ltd. (A)	16,126	17,383
Pine Cliff Energy, Ltd.	23,500	29,000
Pipestone Energy Corp. (A)	12,600	31,848
Pizza Pizza Royalty Corp.	10,376	103,286
Polaris Renewable Energy, Inc.	7,043	76,129
Pollard Banknote, Ltd. (B)	3,690	53,492
12	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Canada (continued)
PolyMet Mining Corp. (A)	2,025	$5,976
PrairieSky Royalty, Ltd.	61,894	1,015,040
Precision Drilling Corp. (A)	6,554	523,287
Premium Brands Holdings Corp.	13,707	864,413
Quarterhill, Inc. (B)	40,708	47,815
Questerre Energy Corp., Class A (A)(B)	41,900	6,853
Real Matters, Inc. (A)	24,912	75,561
RF Capital Group, Inc. (A)	1,826	16,548
Richelieu Hardware, Ltd.	18,554	538,075
Rogers Sugar, Inc.	36,711	166,205
Roots Corp. (A)(B)	3,881	9,233
Russel Metals, Inc.	21,986	473,177
Sabina Gold & Silver Corp. (A)	65,468	62,784
Sandstorm Gold, Ltd.	68,630	356,122
Sandstorm Gold, Ltd. (New York Stock Exchange)	2,700	14,040
Savaria Corp. (B)	16,877	193,970
Seabridge Gold, Inc. (A)	23,651	295,033
Secure Energy Services, Inc.	90,776	505,455
ShawCor, Ltd. (A)	31,578	292,974
Sienna Senior Living, Inc. (B)	26,699	232,424
Sierra Metals, Inc. (A)(B)	8,600	1,534
Sierra Wireless, Inc. (A)	13,360	391,519
Signal Gold, Inc. (A)(B)	9,500	2,189
SilverCrest Metals, Inc. (A)	13,258	88,015
Sleep Country Canada Holdings, Inc. (D)	13,709	235,422
SNC-Lavalin Group, Inc.	55,234	996,565
Spin Master Corp. (D)	10,054	256,442
Sprott, Inc. (B)	7,899	282,042
Stantec, Inc.	3,556	175,930
Stelco Holdings, Inc.	12,962	432,950
Stella-Jones, Inc.	19,006	674,532
Superior Plus Corp.	56,857	431,135
Supremex, Inc.	4,000	16,385
Taiga Building Products, Ltd. (A)	5,000	10,222
Tamarack Valley Energy, Ltd. (B)	99,174	381,906
Taseko Mines, Ltd. (A)(B)	98,102	137,838
Tecsys, Inc.	649	13,953
TELUS Corp.	10,668	227,136
TeraGo, Inc. (A)	2,000	3,330
TerraVest Industries, Inc.	1,900	35,821
The North West Company, Inc.	20,130	565,972
Tidewater Midstream and Infrastructure, Ltd.	97,265	81,708
Timbercreek Financial Corp. (B)	29,474	171,566
Torex Gold Resources, Inc. (A)	30,780	284,883
Total Energy Services, Inc.	16,306	106,189
Touchstone Exploration, Inc. (A)(B)	10,000	8,103
TransAlta Corp.	84,056	784,852
TransAlta Renewables, Inc.	41,639	442,346
Transcontinental, Inc., Class A	26,952	339,417
Trican Well Service, Ltd. (A)	83,926	249,566
Tricon Residential, Inc.	70,437	603,753
Triple Flag Precious Metals Corp.	900	11,441
Trisura Group, Ltd. (A)	12,393	395,242
Turquoise Hill Resources, Ltd. (A)	31,288	979,705
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	13

	Shares	Value
Canada (continued)
Uni-Select, Inc. (A)	15,096	$510,962
Vecima Networks, Inc.	1,797	25,235
Vermilion Energy, Inc. (B)	60,324	1,192,443
VersaBank	2,000	13,352
Victoria Gold Corp. (A)	4,906	29,615
Vitalhub Corp. (A)	5,800	9,831
Wajax Corp.	6,547	100,749
Wall Financial Corp. (A)	1,600	16,533
Waterloo Brewing, Ltd.	2,200	5,086
Wesdome Gold Mines, Ltd. (A)	52,961	357,496
Western Copper & Gold Corp. (A)(B)	42,400	68,715
Western Forest Products, Inc.	174,042	142,323
Westshore Terminals Investment Corp.	15,644	279,584
Whitecap Resources, Inc.	140,238	1,118,651
WildBrain, Ltd. (A)	20,697	46,159
Winpak, Ltd.	11,036	356,887
Yamana Gold, Inc.	291,703	1,589,550
Yellow Pages, Ltd.	3,166	33,069
Zenith Capital Corp. (A)	5,300	954
Chile 0.0%		7,137
Marimaca Copper Corp. (A)	3,200	7,137
China 0.0%		71,646
Bund Center Investment, Ltd.	55,500	18,485
Fosun Tourism Group (A)(B)(D)	15,600	17,836
Goodbaby International Holdings, Ltd. (A)	162,000	11,738
Xingye Alloy Materials Group, Ltd. (A)	176,000	23,587
Cyprus 0.0%		5,539
SD Standard ETC PLC (A)	28,377	5,539
Denmark 2.5%		15,718,780
ALK-Abello A/S (A)	43,720	634,877
Alm Brand A/S	287,180	476,969
Bang & Olufsen A/S (A)(B)	41,442	57,664
Bavarian Nordic A/S (A)(B)	23,351	793,150
Better Collective A/S (A)(B)	8,719	115,219
Brodrene Hartmann A/S (A)	865	35,586
CBrain A/S	1,665	42,841
Chemometec A/S (A)	5,281	636,397
Columbus A/S	26,124	23,950
D/S Norden A/S	8,783	461,931
Dfds A/S	12,308	431,561
FLSmidth & Company A/S	17,547	521,617
Fluegger Group A/S	225	13,870
H Lundbeck A/S	88,986	329,397
H Lundbeck A/S, A Shares (A)	4,749	16,738
H+H International A/S, Class B (A)	6,801	101,621
Harboes Bryggeri A/S, Class B (A)	1,452	14,452
ISS A/S (A)	47,231	1,031,675
Jeudan A/S	3,010	108,546
Jyske Bank A/S (A)	19,215	1,176,129
Matas A/S	13,454	134,213
MT Hoejgaard Holding A/S (A)(B)	339	7,287
Netcompany Group A/S (A)(D)	9,519	444,518
14	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Denmark (continued)
Nilfisk Holding A/S (A)	5,482	$108,051
NKT A/S (A)	13,131	707,084
NNIT A/S (A)(D)	4,314	40,513
North Media AS	2,487	21,764
NTG Nordic Transport Group A/S (A)(B)	3,889	127,888
Parken Sport & Entertainment A/S (A)	1,870	19,721
Per Aarsleff Holding A/S	6,442	208,524
Ringkjoebing Landbobank A/S	8,819	1,108,859
Royal Unibrew A/S	16,664	1,143,227
RTX A/S (A)(B)	2,997	58,271
Scandinavian Tobacco Group A/S (D)	22,645	402,253
Schouw & Company A/S	4,381	316,715
SimCorp A/S	13,331	855,576
Solar A/S, B Shares	2,213	188,241
SP Group A/S	1,662	58,968
Spar Nord Bank A/S	31,557	461,957
Sparekassen Sjaelland-Fyn A/S	3,904	101,706
Sydbank A/S	22,266	832,888
TCM Group A/S	1,441	13,489
Tivoli A/S (A)	691	76,699
Topdanmark A/S	14,308	748,215
UIE PLC	5,980	159,261
Vestjysk Bank A/S (A)	25,591	11,195
Zealand Pharma A/S (A)	11,790	337,507
Faeroe Islands 0.0%		24,814
BankNordik P/F	1,415	24,814
Finland 2.3%		14,238,295
Aktia Bank OYJ	18,402	193,542
Alma Media OYJ	11,325	116,137
Anora Group OYJ	2,753	21,277
Apetit OYJ	1,524	16,075
Aspo OYJ	5,505	45,639
Atria OYJ	4,132	40,187
Bittium OYJ	10,462	40,640
Cargotec OYJ, B Shares	12,834	534,828
Caverion OYJ	33,497	242,630
Citycon OYJ (A)	21,062	142,110
Digia OYJ	7,562	46,430
Enento Group OYJ (A)(D)	5,041	115,276
EQ OYJ	1,165	28,520
Finnair OYJ (A)	205,747	96,768
Fiskars OYJ ABP	10,905	182,501
F-Secure OYJ (A)	33,411	106,759
Gofore OYJ	789	18,537
Harvia OYJ	3,999	78,404
HKScan OYJ, A Shares	11,127	11,092
Huhtamaki OYJ	29,972	1,095,575
Ilkka OYJ	9,901	36,374
Incap OYJ (A)	2,230	36,740
Kamux Corp.	8,572	46,153
Kemira OYJ	33,664	488,133
Kojamo OYJ	36,503	544,121
Konecranes OYJ	20,483	604,019
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	15

	Shares	Value
Finland (continued)
Lassila & Tikanoja OYJ	9,775	$111,061
Marimekko OYJ	7,820	74,297
Metsa Board OYJ, A Shares	1,067	10,963
Metsa Board OYJ, B Shares	54,098	481,337
Musti Group OYJ (A)	8,683	138,822
Nokian Renkaat OYJ	44,842	491,382
Olvi OYJ, A Shares	4,942	166,828
Oma Saastopankki OYJ	1,470	28,202
Oriola OYJ, A Shares	8,342	16,249
Oriola OYJ, B Shares	42,174	78,927
Orion OYJ, Class A	8,076	423,196
Orion OYJ, Class B	30,694	1,620,561
Outokumpu OYJ	111,348	561,671
Pihlajalinna OYJ	2,615	23,617
Ponsse OYJ	3,645	98,628
QT Group OYJ (A)	3,412	164,188
Raisio OYJ, V Shares	46,629	101,705
Rapala VMC OYJ	5,592	28,462
Revenio Group OYJ	6,747	287,960
Rovio Entertainment OYJ (D)	5,234	32,280
Sanoma OYJ	27,196	321,115
Taaleri OYJ	2,201	25,232
Talenom OYJ	1,935	19,340
Teleste OYJ	3,860	15,150
Terveystalo OYJ (D)	24,763	161,973
TietoEVRY OYJ	26,058	710,766
Tokmanni Group Corp.	16,285	224,333
Uponor OYJ	18,114	277,885
Vaisala OYJ, A Shares	6,527	271,349
Valmet OYJ	49,042	1,267,676
Verkkokauppa.com OYJ	6,156	19,412
Wartsila OYJ ABP	101,028	875,149
WithSecure OYJ (A)	33,411	48,565
YIT OYJ	47,048	131,547
France 4.5%		28,465,419
ABC arbitrage	8,505	59,131
AKWEL	3,921	66,751
ALD SA (B)(D)	32,153	323,596
Altamir	5,040	134,709
Alten SA	7,824	988,841
Assystem SA	2,475	100,108
Atos SE (A)	3,283	34,578
Aubay	2,888	150,187
Axway Software SA	2,311	38,752
Bastide le Confort Medical	1,540	58,140
Beneteau SA	14,545	165,534
Bigben Interactive	4,952	34,776
Boiron SA	1,866	87,995
Bonduelle SCA	5,347	68,601
Bourbon Corp. (A)(C)	1,464	0
Burelle SA	69	31,340
Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	121	5,569
Casino Guichard Perrachon SA (A)(B)	10,362	115,774
16	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
France (continued)
Catana Group	5,106	$28,144
Catering International Services	1,089	10,925
CBo Territoria	8,257	30,801
Cegedim SA	1,780	28,529
CGG SA (A)	244,859	168,364
Chargeurs SA	6,722	89,989
Cie des Alpes (A)	8,668	126,881
Cie Plastic Omnium SA	19,624	307,277
Coface SA	37,203	455,424
Derichebourg SA	34,102	184,486
Ekinops SAS (A)	3,234	23,651
Electricite de Strasbourg SA	351	36,486
Elior Group SA (A)(D)	50,304	155,002
Elis SA	62,088	813,243
Equasens	1,219	100,316
Eramet SA	3,319	284,019
Etablissements Maurel et Prom SA	21,880	95,522
Eurazeo SE	11,557	729,427
Eutelsat Communications SA (B)	56,721	451,282
Exel Industries, A Shares	466	22,638
Faurecia SE (A)	40,348	672,203
Fnac Darty SA (B)	5,986	221,794
Gaumont SA (A)	489	52,236
Gaztransport Et Technigaz SA	7,495	934,344
GEA	126	10,463
Genfit (A)	8,754	31,382
GL Events (A)	4,018	62,449
Groupe Crit	1,108	71,556
Groupe Gorge (A)	519	11,015
Guerbet	2,565	44,565
Guillemot Corp.	834	10,639
Haulotte Group SA	3,951	14,150
HEXAOM	1,083	20,379
ID Logistics Group (A)	889	253,230
Imerys SA	9,519	378,188
Infotel SA	1,413	79,325
Interparfums SA	1,659	93,622
IPSOS	16,827	962,625
Jacquet Metals SACA	4,531	76,813
JCDecaux SE (A)	22,190	401,747
Kaufman & Broad SA	5,431	146,655
Korian SA	23,528	236,198
Laurent-Perrier	1,118	119,450
Lectra	6,803	240,847
Linedata Services	1,472	69,415
LISI	7,678	162,984
LNA Sante SA	2,041	55,011
Lumibird (A)	2,952	52,144
Maisons du Monde SA (D)	12,286	151,338
Manitou BF SA	4,533	103,197
Manutan International	906	96,512
Mersen SA	6,826	262,940
Metropole Television SA	10,149	145,926
Nacon SA (A)(B)	2,227	5,981
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	17

	Shares	Value
France (continued)
Neoen SA (D)	7,011	$286,653
Neurones	1,505	60,380
Nexans SA	8,590	759,562
Nexity SA	13,856	349,611
Nicox (A)	6,072	8,100
NRJ Group	6,595	43,351
Oeneo SA (B)	4,715	67,303
OL Groupe SA (A)(C)	3,929	11,329
Onxeo SA (A)	2,056	364
Orpea SA (A)(B)	5,710	39,000
OSE Immuno (A)	913	6,831
Pierre Et Vacances SA (A)	14,816	13,281
Plastivaloire	1,440	6,033
Quadient SA	12,777	194,943
Recylex SA (A)(C)	4,454	8,565
Rexel SA (A)	73,618	1,352,833
Robertet SA	46	39,808
Rothschild & Company	12,415	486,815
Rubis SCA	30,156	766,734
Samse SA	285	51,324
Savencia SA	1,501	87,029
SCOR SE	48,717	936,806
Seche Environnement SA	1,539	145,267
SMCP SA (A)(D)	9,812	70,141
Societe BIC SA	9,132	603,291
Societe LDC SA	493	53,927
Societe pour l’Informatique Industrielle	2,648	128,944
SOITEC (A)	7,224	1,175,117
Solocal Group (A)(B)	47,008	32,894
Somfy SA	2,576	384,411
Sopra Steria Group SACA	5,309	805,677
SPIE SA	42,580	1,053,058
Stef SA	1,253	110,468
Synergie SE	3,038	97,255
Technicolor Creative Studios SA (A)	51,859	15,860
Technip Energies NV	35,184	557,232
Television Francaise 1	16,840	127,283
Thermador Groupe	2,187	206,370
Tikehau Capital SCA (B)	9,962	257,879
Trigano SA	2,880	360,655
Ubisoft Entertainment SA (A)	23,219	645,914
Union Financiere de France BQE SA	2,005	44,213
Valeo	61,277	1,145,554
Vallourec SA (A)	38,555	453,350
Vantiva SA (A)	63,521	13,651
Verallia SA (D)	18,813	573,398
Vetoquinol SA	1,307	116,930
Vicat SA	6,848	164,588
VIEL & Cie SA	6,888	42,813
Vilmorin & Cie SA	2,260	116,018
Virbac SA	1,414	360,167
Voltalia SA (A)	2,523	48,888
Vranken-Pommery Monopole SA	923	16,088
Wavestone	2,034	94,126
18	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
France (continued)
Xilam Animation SA (A)	268	$9,226
Gabon 0.0%		40,699
Totalenergies EP Gabon	243	40,699
Georgia 0.1%		619,826
Bank of Georgia Group PLC	13,173	401,828
Georgia Capital PLC (A)	5,972	54,345
TBC Bank Group PLC	6,172	163,653
Germany 5.8%		36,628,736
1&1 AG	13,559	194,885
7C Solarparken AG	13,672	63,641
Aareal Bank AG	24,051	828,884
Adesso SE	836	119,040
AIXTRON SE	18,245	601,492
All for One Group SE	784	39,144
Allgeier SE	2,876	98,352
Amadeus Fire AG	1,891	224,846
Atoss Software AG	1,254	192,251
Aurubis AG	11,167	896,512
Auto1 Group SE (A)(D)	9,294	81,203
Basler AG	3,699	131,316
Bauer AG (A)(B)	7,205	56,904
BayWa AG	6,365	308,406
Bechtle AG	24,471	892,379
Bertrandt AG	2,111	77,030
Bijou Brigitte AG (A)	1,764	67,377
Bilfinger SE	12,863	368,536
Borussia Dortmund GmbH & Company KGaA (A)	29,529	109,519
CANCOM SE	12,396	374,579
CECONOMY AG (B)	59,337	139,844
CENIT AG	2,412	32,439
Cewe Stiftung & Company KGaA	2,024	203,172
CompuGroup Medical SE & Company KGaA	8,422	318,819
CropEnergies AG	9,512	144,844
CTS Eventim AG & Company KGaA (A)	16,582	1,038,799
Data Modul AG	635	36,766
Dermapharm Holding SE	5,347	234,300
Deutsche Beteiligungs AG	4,967	151,432
Deutsche Pfandbriefbank AG (D)	59,817	475,085
Deutz AG	41,092	186,217
DIC Asset AG	14,590	115,344
Dr. Hoenle AG	1,598	30,763
Draegerwerk AG & Company KGaA	1,198	48,113
Duerr AG	18,706	635,434
Eckert & Ziegler Strahlen- und Medizintechnik AG	4,771	270,960
Elmos Semiconductor SE	2,704	168,800
ElringKlinger AG	9,007	69,778
Encavis AG (B)	35,041	734,016
Energiekontor AG	2,118	195,032
EuroEyes International Eye Clinic, Ltd.	14,000	9,749
Evotec SE (A)	7,818	139,678
Fielmann AG	6,964	254,988
flatexDEGIRO AG (A)	8,505	91,259
FORTEC Elektronik AG	601	16,117
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	19

	Shares	Value
Germany (continued)
Fraport AG Frankfurt Airport Services Worldwide (A)	11,414	$499,535
Freenet AG	48,936	1,087,733
Fuchs Petrolub SE	9,623	287,448
GEA Group AG	5,540	226,538
Gerresheimer AG	10,784	796,012
Gesco AG	3,651	96,961
GFT Technologies SE	6,077	232,388
GK Software SE (A)	245	36,795
GRENKE AG	1,670	36,216
H&R GmbH & Company KGaA (A)	6,074	39,005
Hamburger Hafen und Logistik AG	9,289	112,675
Hawesko Holding SE	828	34,160
Heidelberger Druckmaschinen AG (A)	90,943	159,370
Hensoldt AG	10,475	244,791
HOCHTIEF AG	7,244	421,329
Hornbach Holding AG & Company KGaA	4,326	343,143
HUGO BOSS AG	20,108	1,131,169
Hypoport SE (A)	864	95,540
Indus Holding AG	7,265	172,321
Instone Real Estate Group SE (B)(D)	13,507	120,562
IVU Traffic Technologies AG	1,803	30,897
Jenoptik AG	18,413	515,213
JOST Werke AG (D)	4,614	256,172
K+S AG	59,611	1,315,775
Kloeckner & Company SE	26,106	247,754
Koenig & Bauer AG (A)	4,359	73,162
Krones AG	4,487	510,825
KSB SE & Company KGaA	73	31,967
KWS Saat SE & Company KGaA	4,093	282,362
LANXESS AG	28,186	1,132,457
LEG Immobilien SE	1,858	119,216
Leifheit AG	2,841	44,664
Leoni AG (A)(B)	9,448	62,332
Manz AG (A)(B)	1,315	32,138
Mediclin AG (A)	8,179	28,798
Medigene AG (A)	6,493	15,823
Medios AG (A)	530	11,146
METRO AG (A)	35,729	318,755
MLP SE	22,937	126,727
Nagarro SE (A)(B)	2,762	320,984
New Work SE	1,026	173,449
Nexus AG	5,695	357,160
Nordex SE (A)	44,605	572,733
Norma Group SE	11,109	194,499
OHB SE	2,007	73,210
PATRIZIA SE	15,691	155,009
Pfeiffer Vacuum Technology AG	1,271	233,357
PNE AG (B)	16,489	377,173
Progress-Werk Oberkirch AG	386	12,315
ProSiebenSat.1 Media SE	61,649	560,176
PSI Software AG	3,728	88,908
PVA TePla AG (A)	5,294	101,859
q.beyond AG (A)	40,232	32,874
R Stahl AG (A)	823	13,015
20	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Germany (continued)
Rational AG	39	$24,504
Rheinmetall AG	5,733	1,171,687
SAF-Holland SE	14,787	145,486
Salzgitter AG	13,156	385,806
Scout24 SE (D)	19,487	1,069,609
Secunet Security Networks AG	413	95,509
SGL Carbon SE (A)	17,099	135,087
Siltronic AG	7,643	634,294
Sirius Real Estate, Ltd.	298,315	296,470
Sixt SE (B)	4,442	429,945
SMA Solar Technology AG (A)(B)	3,558	239,745
Software AG	17,078	437,938
Stabilus SE	8,657	555,999
STRATEC SE	2,035	176,831
Stroeer SE & Company KGaA	9,415	432,573
Suedzucker AG	22,841	336,353
SUESS MicroTec SE	6,541	104,044
Surteco Group SE	2,163	43,823
Synlab AG	2,086	29,420
Syzygy AG	471	2,381
TAG Immobilien AG	46,798	282,236
Takkt AG	15,103	210,683
TeamViewer AG (A)(D)	44,499	579,685
Technotrans SE	2,893	80,968
thyssenkrupp AG	111,601	629,070
Traffic Systems SE	2,239	59,964
United Internet AG	10,039	213,426
USU Software AG	468	9,131
Varta AG (B)	4,004	118,316
VERBIO Vereinigte BioEnergie AG	7,922	622,157
Vitesco Technologies Group AG (A)	3,744	198,670
Vivoryon Therapeutics NV (A)	1,006	10,633
Vossloh AG	3,151	138,279
Wacker Neuson SE	10,307	183,000
Washtec AG	4,217	167,296
Westwing Group SE (A)	3,087	27,067
Wuestenrot & Wuerttembergische AG	10,450	165,292
Zeal Network SE (B)	4,328	120,720
Gibraltar 0.0%		136,657
888 Holdings PLC (A)	111,653	136,657
Greece 0.0%		63,872
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (A)(C)	1,810	35
Okeanis Eco Tankers Corp. (A)(D)	3,343	63,837
TT Hellenic Postbank SA (A)(C)	20,725	0
Greenland 0.0%		25,928
GronlandsBANKEN A/S	313	25,928
Hong Kong 2.0%		12,679,083
3D-Gold Jewellery Holdings, Ltd. (A)(C)	310,000	0
Aeon Credit Service Asia Company, Ltd.	60,000	36,748
Aidigong Maternal & Child Health, Ltd. (A)	588,000	28,088
Allied Group, Ltd.	360,000	88,017
Analogue Holdings, Ltd.	44,000	5,871
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	21

	Shares	Value
Hong Kong (continued)
APAC Resources, Ltd.	218,605	$28,584
Apollo Future Mobility Group, Ltd. (A)	1,040,000	40,970
Asia Financial Holdings, Ltd.	94,000	39,483
Asia Standard International Group, Ltd. (A)	236,000	17,288
Asiasec Properties, Ltd. (A)	103,000	3,011
ASMPT, Ltd.	81,900	609,705
Associated International Hotels, Ltd.	26,000	33,383
BOCOM International Holdings Company, Ltd.	346,000	20,464
Bright Smart Securities & Commodities Group, Ltd.	132,000	22,376
Brightoil Petroleum Holdings, Ltd. (A)(C)	563,000	62,168
Build King Holdings, Ltd.	150,000	14,081
Burwill Holdings, Ltd. (A)(C)	1,216,000	4,982
Cafe de Coral Holdings, Ltd.	100,000	145,463
Century City International Holdings, Ltd. (A)	452,000	16,301
Chen Hsong Holdings	40,000	8,817
Chevalier International Holdings, Ltd.	45,524	39,779
China Baoli Technologies Holdings, Ltd. (A)	51,750	729
China Best Group Holding, Ltd. (A)	210,000	12,971
China Display Optoelectronics Technology Holdings, Ltd. (A)	296,000	14,905
China Energy Development Holdings, Ltd. (A)	2,938,000	45,531
China Motor Bus Company, Ltd.	6,400	56,213
China Solar Energy Holdings, Ltd. (A)(C)	127,000	0
China Star Entertainment, Ltd. (A)	488,000	47,202
Chinese Estates Holdings, Ltd. (A)	183,500	53,326
Chinney Investments, Ltd.	36,000	4,969
Chow Sang Sang Holdings International, Ltd.	107,000	124,293
Chuang’s China Investments, Ltd.	210,000	7,189
Chuang’s Consortium International, Ltd.	340,021	30,067
CITIC Telecom International Holdings, Ltd.	476,000	157,100
CMBC Capital Holdings, Ltd.	42,750	6,767
C-MER Eye Care Holdings, Ltd. (A)	114,000	60,131
Convoy Global Holdings, Ltd. (A)(C)	630,000	9,114
Cowell e Holdings, Inc. (A)	58,000	95,251
Crystal International Group, Ltd. (D)	51,500	14,804
CSC Holdings, Ltd. (A)	4,597,500	22,645
CSI Properties, Ltd.	1,976,333	36,629
Dah Sing Banking Group, Ltd.	137,648	95,976
Dah Sing Financial Holdings, Ltd.	46,744	104,418
Dickson Concepts International, Ltd.	63,500	29,081
Digital Domain Holdings, Ltd. (A)	190,000	7,718
DMX Technologies Group, Ltd. (A)(C)	34,000	0
Dynamic Holdings, Ltd.	44,000	40,422
Eagle Nice International Holdings, Ltd.	46,000	26,620
EC Healthcare	82,000	57,163
EcoGreen International Group, Ltd. (A)(C)	76,000	16,638
EganaGoldpfeil Holdings, Ltd. (A)(C)	131,750	0
Emperor Capital Group, Ltd. (A)	1,143,000	7,582
Emperor Entertainment Hotel, Ltd.	185,000	10,586
Emperor International Holdings, Ltd.	508,250	35,397
Emperor Watch & Jewellery, Ltd.	1,270,000	20,795
ENM Holdings, Ltd. (A)	368,000	19,295
Esprit Holdings, Ltd. (A)	525,375	50,909
Fairwood Holdings, Ltd.	30,500	40,456
Far East Consortium International, Ltd.	391,971	93,277
22	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Hong Kong (continued)
First Pacific Company, Ltd.	618,000	$193,942
Fountain SET Holdings, Ltd.	188,000	19,649
FSE Lifestyle Services, Ltd.	13,000	8,228
Fullwealth International Group Holdings, Ltd. (A)	40,000	9,507
GDH Guangnan Holdings, Ltd.	108,000	8,736
Genting Hong Kong, Ltd. (A)	550,000	6,050
Giordano International, Ltd.	389,708	71,593
Glorious Sun Enterprises, Ltd.	146,000	13,464
Gold Peak Technology Group, Ltd. (A)	90,000	6,468
Golden Resources Development International, Ltd.	298,000	19,120
Gold-Finance Holdings, Ltd. (A)(C)	214,000	0
Good Resources Holdings, Ltd. (A)(C)	270,000	809
GR Properties, Ltd. (A)	184,000	21,845
Great Eagle Holdings, Ltd.	63,874	124,710
G-Resources Group, Ltd.	178,080	49,792
Guotai Junan International Holdings, Ltd.	744,600	64,460
Haitong International Securities Group, Ltd. (A)	715,316	70,079
Hang Lung Group, Ltd.	197,000	346,974
Hanison Construction Holdings, Ltd.	143,631	20,532
Harbour Centre Development, Ltd. (A)	37,500	31,447
HKBN, Ltd.	216,000	144,232
HKR International, Ltd.	361,840	106,609
HKT Trust & HKT, Ltd.	2,645	3,225
Hon Kwok Land Investment Company, Ltd.	64,000	15,680
Hong Kong Ferry Holdings Company, Ltd.	64,000	53,801
Hong Kong Technology Venture Company, Ltd.	130,000	97,014
Hong Kong Technology Venture Company, Ltd., ADR	1,717	25,703
Hongkong Chinese, Ltd.	224,000	14,306
Hsin Chong Group Holdings, Ltd. (A)(C)	736,000	32,979
Hutchison Port Holdings Trust	1,279,000	239,061
Hutchison Telecommunications Hong Kong Holdings, Ltd.	516,000	74,066
Hypebeast, Ltd. (A)	120,000	7,068
Hysan Development Company, Ltd.	160,000	422,503
Imagi International Holdings, Ltd. (A)	69,281	2,691
International Housewares Retail Company, Ltd.	95,000	34,369
IPE Group, Ltd. (A)	220,000	16,959
IRC, Ltd. (A)	1,194,000	18,341
ITC Properties Group, Ltd.	136,252	16,982
Jacobson Pharma Corp., Ltd.	176,000	20,195
Johnson Electric Holdings, Ltd.	114,253	143,269
K Wah International Holdings, Ltd.	295,000	92,862
Kader Holdings Company, Ltd. (A)	14,000	811
Karrie International Holdings, Ltd.	180,000	29,950
Keck Seng Investments Hong Kong, Ltd.	19,000	5,263
Kerry Logistics Network, Ltd.	237,500	418,413
Kerry Properties, Ltd.	143,000	273,373
Kingmaker Footwear Holdings, Ltd.	54,000	6,812
Kingston Financial Group, Ltd. (A)	174,000	6,393
Kowloon Development Company, Ltd.	106,000	98,646
Kwoon Chung Bus Holdings, Ltd. (A)	20,000	4,514
Lai Sun Development Company, Ltd. (A)	127,179	26,441
Lai Sun Garment International, Ltd. (A)	46,846	10,230
Landsea Green Management, Ltd. (A)	404,000	6,245
Langham Hospitality Investments, Ltd.	464,250	45,029
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	23

	Shares	Value
Hong Kong (continued)
Lerthai Group, Ltd. (A)(C)	18,000	$2,051
Lifestyle International Holdings, Ltd. (A)	158,500	101,564
Lippo China Resources, Ltd.	1,028,000	13,828
Lippo, Ltd.	31,250	10,005
Liu Chong Hing Investment, Ltd.	76,000	67,299
Luk Fook Holdings International, Ltd.	107,000	259,405
Lung Kee Bermuda Holdings, Ltd.	48,000	15,284
Man Wah Holdings, Ltd.	450,400	416,877
Mandarin Oriental International, Ltd. (A)	48,800	82,159
Mason Group Holdings, Ltd. (A)	9,029,000	30,153
Melco International Development, Ltd. (A)	199,000	162,899
MH Development, Ltd. (A)(C)	124,000	8,287
Midland Holdings, Ltd. (A)	54,000	4,169
Miramar Hotel & Investment	86,000	122,833
Modern Dental Group, Ltd.	107,000	25,793
National Electronics Holdings	88,000	10,699
National United Resources Holdings, Ltd. (A)	109,000	1,530
New Huo Technology Holdings, Ltd. (A)	18,500	8,246
Nissin Foods Company, Ltd.	91,000	76,077
NWS Holdings, Ltd.	331,000	272,918
Oriental Watch Holdings	134,378	73,787
Oshidori International Holdings, Ltd. (A)	1,540,200	51,502
Pacific Andes International Holdings, Ltd. (A)(C)	2,171,305	0
Pacific Basin Shipping, Ltd.	1,377,000	464,977
Pacific Century Premium Developments, Ltd. (A)	32,400	1,322
Pacific Textiles Holdings, Ltd.	270,000	88,959
Paliburg Holdings, Ltd. (A)	101,380	21,844
Paradise Entertainment, Ltd. (A)	176,000	14,569
PC Partner Group, Ltd.	56,000	32,646
PCCW, Ltd.	876,773	383,389
Peace Mark Holdings, Ltd. (A)(C)	180,000	0
Perfect Medical Health Management, Ltd.	121,000	57,681
Pico Far East Holdings, Ltd.	254,000	36,578
Playmates Holdings, Ltd.	640,000	45,796
Plover Bay Technologies, Ltd.	88,000	28,385
PT International Development Company, Ltd. (A)	453,327	10,216
Public Financial Holdings, Ltd.	126,000	36,114
Realord Group Holdings, Ltd. (A)	30,000	34,562
Regal Hotels International Holdings, Ltd. (A)	117,200	37,268
Regina Miracle International Holdings, Ltd. (D)	67,000	31,131
Sa Sa International Holdings, Ltd. (A)	262,000	36,233
SAS Dragon Holdings, Ltd.	84,000	40,433
SEA Holdings, Ltd.	68,484	31,167
Shangri-La Asia, Ltd. (A)	298,000	185,503
Shenwan Hongyuan HK, Ltd. (A)	90,000	5,350
Shun Tak Holdings, Ltd. (A)	455,250	73,392
Singamas Container Holdings, Ltd.	270,000	25,794
SJM Holdings, Ltd. (A)	675,000	325,587
SmarTone Telecommunications Holdings, Ltd.	73,089	37,105
Solomon Systech International, Ltd.	266,000	16,544
Soundwill Holdings, Ltd.	39,500	31,587
Stella International Holdings, Ltd.	131,000	121,941
Sun Hung Kai & Company, Ltd.	129,318	47,195
SUNeVision Holdings, Ltd.	173,000	87,504
24	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Hong Kong (continued)
TAI Cheung Holdings, Ltd.	115,000	$61,230
Tan Chong International, Ltd.	63,000	14,914
Television Broadcasts, Ltd. (A)	105,800	51,187
Texhong Textile Group, Ltd.	42,000	34,740
Texwinca Holdings, Ltd.	264,000	44,185
The Bank of East Asia, Ltd.	127,708	147,286
The Hongkong & Shanghai Hotels, Ltd. (A)	116,523	103,034
Town Health International Medical Group, Ltd.	308,000	12,237
Tradelink Electronic Commerce, Ltd.	186,000	18,909
Transport International Holdings, Ltd.	86,278	100,127
United Laboratories International Holdings, Ltd.	308,500	161,877
Up Energy Development Group, Ltd. (A)(C)	898,000	1,483
Upbest Group, Ltd.	8,000	610
Value Partners Group, Ltd.	295,000	89,546
Valuetronics Holdings, Ltd.	125,150	45,805
Vedan International Holdings, Ltd.	168,000	12,520
Vitasoy International Holdings, Ltd. (A)(B)	194,000	353,853
VPower Group International Holdings, Ltd. (A)(D)	201,361	13,291
VSTECS Holdings, Ltd.	188,400	102,263
VTech Holdings, Ltd.	41,800	266,585
Wai Kee Holdings, Ltd.	72,000	15,646
Wang On Group, Ltd.	1,780,000	10,077
Wealthking Investments, Ltd. (A)	376,000	21,601
Wing On Company International, Ltd.	28,000	45,572
Wing Tai Properties, Ltd.	118,000	52,408
YTO Express Holdings, Ltd.	30,000	7,913
Yue Yuen Industrial Holdings, Ltd.	237,500	299,541
Yunfeng Financial Group, Ltd. (A)	46,000	6,051
Zensun Enterprises, Ltd. (A)	107,000	19,989
Zhaobangji Properties Holdings, Ltd. (A)	632,000	33,278
Ireland 0.8%		5,106,108
AIB Group PLC	60,458	196,325
Bank of Ireland Group PLC	312,684	2,592,777
C&C Group PLC (A)	147,926	315,539
Cairn Homes PLC	93,903	90,783
COSMO Pharmaceuticals NV	2,339	150,199
Dalata Hotel Group PLC (A)	37,570	134,658
FBD Holdings PLC	8,155	95,276
Glanbia PLC	34,335	414,088
Glenveagh Properties PLC (A)(D)	91,625	88,939
Grafton Group PLC, CHESS Depositary Interest	72,434	681,010
Greencore Group PLC (A)	189,388	147,310
Hostelworld Group PLC (A)(D)	23,274	28,546
Irish Continental Group PLC	31,699	139,453
Permanent TSB Group Holdings PLC (A)	16,886	31,205
Isle of Man 0.1%		814,503
Playtech PLC (A)	117,955	788,224
Strix Group PLC	29,122	26,279
Israel 1.5%		9,644,989
Abra Information Technologies, Ltd. (A)	12,456	13,539
Adgar Investment and Development, Ltd.	21,013	34,910
Afcon Holdings, Ltd.	677	28,711
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	25

	Shares	Value
Israel (continued)
AFI Properties, Ltd. (A)	4,473	$151,099
Africa Israel Residences, Ltd.	1,267	60,409
Airport City, Ltd. (A)	1	9
Allot, Ltd. (A)	10,164	37,968
Alrov Properties and Lodgings, Ltd.	2,069	123,274
Arad, Ltd.	2,993	41,111
Ashtrom Group, Ltd.	10,476	222,860
AudioCodes, Ltd.	5,373	103,162
Aura Investments, Ltd.	38,484	70,107
Automatic Bank Services, Ltd.	2,098	10,451
Avgol Industries 1953, Ltd. (A)(B)	33,538	18,782
Azorim-Investment Development & Construction Company, Ltd.	18,584	63,110
Bet Shemesh Engines Holdings 1997, Ltd. (A)	2,169	48,368
BioLine RX, Ltd. (A)	56,614	2,843
Blue Square Real Estate, Ltd.	1,082	76,611
Brainsway, Ltd. (A)	2,776	2,736
Camtek, Ltd. (A)	1,190	28,836
Carasso Motors, Ltd.	10,045	65,796
Castro Model, Ltd.	307	5,982
Cellcom Israel, Ltd. (A)	31,945	181,812
Ceragon Networks, Ltd. (A)	14,289	28,006
Clal Insurance Enterprises Holdings, Ltd. (A)	17,158	316,214
Compugen, Ltd. (A)	2,812	2,964
Danel Adir Yeoshua, Ltd.	1,164	103,927
Delek Automotive Systems, Ltd.	14,507	193,584
Delek Group, Ltd. (A)	2,792	356,315
Delta Galil, Ltd.	2,564	110,317
Delta Israel Brands, Ltd.	611	7,510
Dor Alon Energy in Israel 1988, Ltd.	2,265	75,055
Duniec Brothers, Ltd.	204	9,114
Electra Consumer Products 1970, Ltd.	2,312	95,365
Electra Real Estate, Ltd.	5,828	70,214
Electra, Ltd.	59	34,589
Ellomay Capital, Ltd. (A)	420	6,247
Elron Ventures, Ltd.	7,485	13,182
Energix-Renewable Energies, Ltd.	1	3
Equital, Ltd. (A)	7,225	234,034
First International Bank of Israel, Ltd.	1	26
FMS Enterprises Migun, Ltd.	748	27,147
Formula Systems 1985, Ltd.	2,659	219,708
Fox Wizel, Ltd.	1,320	149,365
Gav-Yam Lands Corp., Ltd.	27,831	239,837
Gilat Satellite Networks, Ltd. (A)	5,281	31,755
Gilat Satellite Networks, Ltd. (New York Stock Exchange) (A)	759	4,691
Globrands, Ltd.	85	9,426
Hamat Group, Ltd.	3,347	27,842
Harel Insurance Investments & Financial Services, Ltd.	18,638	185,089
Hilan, Ltd.	3,350	165,889
IDI Insurance Company, Ltd.	2,440	59,646
IES Holdings, Ltd.	762	56,865
Ilex Medical, Ltd.	1,319	35,949
Infinya, Ltd.	1,499	153,414
Inrom Construction Industries, Ltd. (B)	29,233	120,456
Isracard, Ltd.	37,464	125,455
26	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Israel (continued)
Israel Canada T.R, Ltd.	28,087	$78,537
Israel Land Development - Urban Renewal, Ltd.	6,186	86,614
Isras Investment Company, Ltd.	423	79,329
Issta Lines, Ltd.	1,875	54,221
Kamada, Ltd. (A)	7,673	35,732
Kardan Real Estate Enterprise & Development, Ltd.	5,870	5,903
Kerur Holdings, Ltd.	1,291	29,161
Klil Industries, Ltd.	300	22,884
Levinstein Properties, Ltd.	1,350	35,194
M Yochananof & Sons, Ltd.	1,229	70,030
Magic Software Enterprises, Ltd.	6,930	121,572
Malam - Team, Ltd.	2,400	57,530
Matrix IT, Ltd.	8,917	207,554
Maytronics, Ltd.	2,944	33,902
Mediterranean Towers, Ltd.	22,244	59,717
Mega Or Holdings, Ltd.	5,739	173,737
Mehadrin, Ltd. (A)	167	6,607
Meitav Investment House, Ltd. (A)	7,033	24,246
Menora Mivtachim Holdings, Ltd. (A)	6,228	138,095
Meshulam Levinstein Contracting & Engineering, Ltd.	125	11,248
Migdal Insurance & Financial Holdings, Ltd. (A)	80,532	106,389
Mivne Real Estate KD, Ltd.	1	2
Mivtach Shamir Holdings, Ltd.	1,455	36,087
Mizrahi Tefahot Bank, Ltd.	1	25
Naphtha Israel Petroleum Corp., Ltd. (A)	14,316	80,889
Nawi Brothers, Ltd.	4,915	38,827
Neto Malinda Trading, Ltd. (A)	532	16,969
Neto ME Holdings, Ltd. (A)	616	24,312
Novolog, Ltd.	76,556	67,420
NR Spuntech Industries, Ltd. (A)	7,555	8,011
Oil Refineries, Ltd.	590,897	219,646
One Software Technologies, Ltd.	10,156	150,633
Palram Industries 1990, Ltd.	2,911	23,315
Partner Communications Company, Ltd. (A)	47,013	368,841
Paz Oil Company, Ltd. (A)	2,625	354,720
Peninsula Group, Ltd.	11,513	6,703
Perion Network, Ltd. (A)	9,594	267,982
Plasson Industries, Ltd.	710	31,152
Plus500, Ltd.	30,141	691,907
Prashkovsky Investments and Construction, Ltd.	929	23,663
Priortech, Ltd. (A)	2,299	48,511
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,831	131,502
Raval Ics, Ltd.	11,596	11,023
Sano-Brunos Enterprises, Ltd.	577	40,552
Scope Metals Group, Ltd.	2,885	124,694
Shikun & Binui, Ltd. (A)	1	2
Summit Real Estate Holdings, Ltd.	11,364	169,664
Suny Cellular Communication, Ltd.	18,682	8,935
Tadiran Group, Ltd.	944	106,619
Tamar Petroleum, Ltd. (D)	16,837	52,661
Tel Aviv Stock Exchange, Ltd.	15,875	107,198
Telsys, Ltd.	899	53,001
Tera Light, Ltd. (A)	11,021	15,775
Tiv Taam Holdings 1, Ltd.	11,851	22,568
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	27

	Shares	Value
Israel (continued)
Tower Semiconductor, Ltd. (A)	1	$28
Tremor International, Ltd. (A)	17,934	70,026
Tremor International, Ltd., ADR (A)	1,500	11,580
Victory Supermarket Chain, Ltd. (A)	2,484	30,633
YD More Investments, Ltd.	4,219	11,357
YH Dimri Construction & Development, Ltd.	1,740	117,668
Italy 3.5%		21,996,312
A2A SpA	449,642	603,673
ACEA SpA	13,366	183,731
Aeffe SpA (A)(B)	16,597	22,568
Anima Holding SpA (D)	87,266	333,976
Aquafil SpA	5,089	31,009
Arnoldo Mondadori Editore SpA	41,391	79,622
Ascopiave SpA	22,706	58,999
Autogrill SpA (A)	7,745	52,122
Autostrade Meridionali SpA	562	22,320
Avio SpA	6,136	71,612
Azimut Holding SpA	32,492	662,181
Banca Generali SpA	18,595	630,593
Banca IFIS SpA	9,421	129,836
Banca Mediolanum SpA	54,957	465,059
Banca Popolare di Sondrio SpA	185,374	743,430
Banca Profilo SpA	121,842	25,670
Banca Sistema SpA (D)	14,130	22,645
Banco BPM SpA	532,763	1,846,382
Banco di Desio e della Brianza SpA	13,389	39,621
BasicNet SpA	3,403	20,508
Be Shaping the Future SpA	11,435	41,497
BF SpA	5,823	23,595
BFF Bank SpA (D)	35,428	277,433
Biesse SpA	1,347	17,871
BPER Banca	303,316	627,074
Brembo SpA	42,382	496,175
Brunello Cucinelli SpA	10,679	706,938
Buzzi Unicem SpA	29,399	567,622
Cairo Communication SpA	21,855	35,052
Carel Industries SpA (D)	9,561	238,048
Cementir Holding NV	17,059	112,428
CIR SpA-Compagnie Industriali (A)	318,454	143,232
Credito Emiliano SpA	37,888	268,511
Danieli & C Officine Meccaniche SpA	4,189	94,033
Danieli & C Officine Meccaniche SpA, Savings Shares	11,575	180,809
De’ Longhi SpA	21,515	484,541
DeA Capital SpA (A)	30,974	36,575
Digital Bros SpA	631	14,784
doValue SpA (D)	11,526	83,038
Elica SpA	10,005	28,915
Emak SpA	21,737	28,185
Enav SpA (D)	23,052	101,977
ERG SpA	10,198	324,196
Esprinet SpA	11,933	88,217
Eurotech SpA (A)	9,022	31,242
Fila SpA	3,770	27,067
28	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Italy (continued)
Fincantieri SpA (A)(B)	193,472	$111,276
FNM SpA (A)	72,366	33,744
Garofalo Health Care SpA (A)	6,031	23,711
Gefran SpA	1,600	15,507
Geox SpA (A)	22,422	19,479
Gruppo MutuiOnline SpA	9,754	274,667
Hera SpA	263,262	731,276
Illimity Bank SpA (A)	18,559	145,186
IMMSI SpA	75,963	33,121
Interpump Group SpA	14,735	661,294
Iren SpA	217,224	360,597
Italgas SpA	179,397	1,055,768
Italmobiliare SpA	5,244	140,314
Iveco Group NV (A)	13,538	91,428
Juventus Football Club SpA (A)	66,613	19,210
KME Group SpA (A)	66,972	38,757
Leonardo SpA	144,633	1,160,434
LU-VE SpA	2,562	63,966
Maire Tecnimont SpA (B)	49,836	159,890
MFE-MediaForEurope NV, Class A	324,582	136,567
MFE-MediaForEurope NV, Class B	89,755	52,818
Newlat Food SpA (A)	1,582	7,341
Openjobmetis SpA Agenzia per il Lavoro	4,189	38,051
Orsero SpA	2,504	37,084
OVS SpA (D)	75,854	173,854
Pharmanutra SpA	1,031	68,601
Piaggio & C SpA	59,218	173,388
Piovan SpA (D)	1,138	9,392
Pirelli & C. SpA (D)	109,418	488,439
Prima Industrie SpA	1,462	37,598
RAI Way SpA (D)	34,478	189,010
Reply SpA	7,219	858,498
Rizzoli Corriere Della Sera Mediagroup SpA	44,608	30,121
Sabaf SpA	2,928	56,265
SAES Getters SpA	2,668	62,988
SAES Getters SpA, Savings Shares	2,176	36,141
Safilo Group SpA (A)	50,543	81,582
Salvatore Ferragamo SpA	15,561	279,546
Sanlorenzo SpA/Ameglia	454	16,618
Saras SpA (A)	186,965	227,504
Sesa SpA	2,766	347,438
SOL SpA	11,563	223,984
Tamburi Investment Partners SpA	39,590	315,528
Technogym SpA (D)	41,738	325,098
Telecom Italia SpA (A)	68,484	14,941
Tinexta SpA	8,122	195,182
TXT e-solutions SpA (A)	3,737	49,490
Unieuro SpA (B)(D)	5,335	72,401
Unipol Gruppo SpA	159,150	814,108
UnipolSai Assicurazioni SpA	34,902	89,042
Webuild SpA (B)	63,047	99,760
Zignago Vetro SpA	8,446	123,697
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	29

	Shares	Value
Japan 24.4%		$154,257,337
&Do Holdings Company, Ltd.	2,600	16,183
A&D HOLON Holdings Company, Ltd.	6,900	53,047
Access Company, Ltd. (A)	11,200	61,355
Accrete, Inc.	900	21,851
Achilles Corp.	4,700	46,243
AD Works Group Company, Ltd.	10,540	11,965
Adastria Company, Ltd.	7,540	110,677
ADEKA Corp.	26,991	447,404
Ad-sol Nissin Corp.	2,800	30,852
Adtec Plasma Technology Company, Ltd.	1,400	18,083
Advan Group Company, Ltd.	7,300	47,487
Advance Create Company, Ltd.	3,200	24,958
Advanced Media, Inc. (A)	1,400	11,872
Adventure, Inc.	600	56,559
Aeon Delight Company, Ltd.	6,300	134,364
Aeon Fantasy Company, Ltd.	3,300	70,492
AEON Financial Service Company, Ltd.	8,800	94,668
Aeon Hokkaido Corp.	7,700	66,274
Aeon Kyushu Company, Ltd.	900	15,286
AFC-HD AMS Life Science Company, Ltd.	3,000	16,531
Agro-Kanesho Company, Ltd.	2,800	31,628
AGS Corp.	1,400	6,637
Ahresty Corp.	9,400	26,865
Ai Holdings Corp.	12,200	198,692
Aica Kogyo Company, Ltd.	16,000	379,606
Aichi Corp.	10,700	62,550
Aichi Financial Group, Inc.	11,390	182,699
Aichi Steel Corp.	4,100	68,157
Aichi Tokei Denki Company, Ltd.	3,300	32,801
Aida Engineering, Ltd.	16,800	103,064
Aiful Corp.	70,900	211,197
Aiming, Inc.	4,200	12,216
Ain Holdings, Inc.	7,400	363,396
Ainavo Holdings Company, Ltd.	2,400	16,343
Aiphone Company, Ltd.	3,500	48,895
Airport Facilities Company, Ltd.	9,200	36,093
Airtrip Corp.	4,600	90,507
Aisan Industry Company, Ltd.	12,600	64,918
AIT Corp.	2,300	24,137
Aizawa Securities Group Company, Ltd.	7,900	39,698
Ajis Company, Ltd.	1,600	24,376
Akatsuki Corp.	6,800	15,494
Akatsuki, Inc.	3,000	49,922
Akebono Brake Industry Company, Ltd. (A)	25,300	30,549
Albis Company, Ltd.	2,200	38,153
Alconix Corp.	8,400	81,004
Alinco, Inc.	5,400	39,316
Alleanza Holdings Company, Ltd.	2,600	18,632
Allied Architects, Inc. (A)	2,400	25,380
Allied Telesis Holdings KK (A)	9,200	6,729
Alpen Company, Ltd.	5,400	80,270
Alpha Corp.	2,500	17,384
AlphaPolis Company, Ltd. (A)	1,100	20,233
Alps Alpine Company, Ltd.	40,900	392,334
30	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Alps Logistics Company, Ltd.	6,000	$50,903
Altech Corp.	5,730	87,545
Amano Corp.	17,200	312,235
Amiyaki Tei Company, Ltd.	1,000	21,048
Amuse, Inc.	3,900	51,011
Amvis Holdings, Inc.	4,700	111,138
Anabuki Kosan, Inc.	1,000	14,475
Anest Iwata Corp.	12,200	84,140
AnGes, Inc. (A)	6,300	6,647
Anicom Holdings, Inc.	22,100	117,856
Anritsu Corp.	46,000	495,157
AOI Electronics Company, Ltd.	1,600	22,673
AOKI Holdings, Inc.	12,500	62,700
Aoki Super Company, Ltd.	600	10,499
Aoyama Trading Company, Ltd.	15,100	110,748
Aoyama Zaisan Networks Company, Ltd.	5,700	46,430
Aozora Bank, Ltd.	1,700	32,143
Arakawa Chemical Industries, Ltd.	5,800	42,082
Arata Corp.	5,400	158,742
Araya Industrial Company, Ltd.	1,200	20,228
Arcland Service Holdings Company, Ltd.	5,300	85,857
ARCLANDS Corp.	1,300	14,200
Arcs Company, Ltd.	13,584	207,730
Ardepro Company, Ltd.	6,079	18,520
Arealink Company, Ltd.	3,100	43,576
Argo Graphics, Inc.	5,500	153,168
Arisawa Manufacturing Company, Ltd.	12,600	118,230
ARTERIA Networks Corp.	8,100	73,897
Artiza Networks, Inc.	2,400	19,478
Artnature, Inc.	6,300	35,704
Aruhi Corp. (B)	10,800	79,047
As One Corp.	2,800	126,086
Asahi Broadcasting Group Holdings Corp.	4,000	18,099
Asahi Company, Ltd.	5,200	50,388
Asahi Diamond Industrial Company, Ltd.	19,800	104,476
Asahi Holdings, Inc.	25,500	381,587
Asahi Intelligence Service Company, Ltd.	600	5,053
Asahi Kogyosha Company, Ltd.	3,400	52,789
Asahi Net, Inc.	6,800	28,332
Asahi Printing Company, Ltd.	3,100	19,036
Asahi Yukizai Corp.	5,300	103,411
Asanuma Corp.	5,400	114,703
Asax Company, Ltd.	4,100	18,140
Ascentech KK	2,000	7,517
Ashimori Industry Company, Ltd.	1,599	14,973
Asia Pile Holdings Corp.	11,600	45,377
ASKA Pharmaceutical Holdings Company, Ltd.	8,200	76,859
ASKUL Corp.	12,400	143,380
Astena Holdings Company, Ltd.	12,400	37,794
Asteria Corp.	5,400	32,382
Asti Corp.	700	13,771
Atled Corp.	600	6,652
Atrae, Inc. (A)	5,800	63,375
Aucnet, Inc.	3,600	51,685
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	31

	Shares	Value
Japan (continued)
Autobacs Seven Company, Ltd.	21,600	$229,370
Aval Data Corp.	700	19,638
Avant Group Corp.	7,100	78,423
Avantia Company, Ltd.	5,700	33,171
Avex, Inc.	9,900	110,648
Axell Corp.	3,700	40,917
Axial Retailing, Inc.	5,800	143,944
Axxzia, Inc. (A)	1,300	13,137
Axyz Company, Ltd.	500	10,415
AZ-COM MARUWA Holdings, Inc.	12,100	129,403
Balmuda, Inc. (A)	700	13,896
Bando Chemical Industries, Ltd.	12,200	89,306
Bank of the Ryukyus, Ltd.	15,300	93,239
Baroque Japan, Ltd.	4,000	23,280
Base Company, Ltd.	1,800	51,036
Beauty Garage, Inc.	1,100	24,325
Belc Company, Ltd.	3,400	141,748
Bell System24 Holdings, Inc.	10,500	103,556
Belluna Company, Ltd.	16,400	82,539
Benesse Holdings, Inc.	18,300	266,073
Bengo4.com, Inc. (A)	2,000	46,118
Bic Camera, Inc. (B)	24,900	229,291
BML, Inc.	6,700	169,787
Bookoff Group Holdings, Ltd.	2,900	27,708
Bourbon Corp.	2,600	39,715
BP Castrol KK	2,600	18,241
Br. Holdings Corp.	9,900	24,291
BrainPad, Inc. (A)	5,100	33,713
Broadband Tower, Inc.	8,800	10,723
Broadleaf Company, Ltd.	11,800	42,803
Broccoli Company, Ltd.	1,600	13,142
Bull-Dog Sauce Company, Ltd.	2,800	35,017
Bunka Shutter Company, Ltd.	18,000	147,720
Business Brain Showa-Ota, Inc.	2,300	32,751
Business Engineering Corp.	1,500	24,228
BuySell Technologies Company, Ltd.	500	24,944
C Uyemura & Company, Ltd.	3,600	183,436
CAC Holdings Corp.	4,400	49,201
Caica Digital, Inc. (A)	13,900	10,996
Canare Electric Company, Ltd.	1,500	16,307
Canon Electronics, Inc.	7,300	84,299
Careerlink Company, Ltd.	1,500	33,286
Carenet, Inc.	4,800	41,800
Carlit Holdings Company, Ltd.	7,200	37,953
Carta Holdings, Inc.	2,400	29,903
Casa, Inc.	2,200	13,788
Cawachi, Ltd.	4,800	73,877
CellSource Company, Ltd. (A)	1,800	67,529
Celsys, Inc. (B)	10,300	52,477
Central Automotive Products, Ltd.	3,600	62,505
Central Glass Company, Ltd.	9,686	246,697
Central Security Patrols Company, Ltd.	3,200	56,930
Central Sports Company, Ltd.	2,400	42,249
Ceres, Inc.	2,700	19,223
32	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Change, Inc.	4,800	$77,704
Charm Care Corp. KK	5,400	46,128
Chilled & Frozen Logistics Holdings Company, Ltd.	6,200	55,689
Chino Corp.	2,500	33,536
Chiyoda Company, Ltd.	7,200	40,012
Chiyoda Corp. (A)	53,100	146,829
Chiyoda Integre Company, Ltd.	4,500	78,952
Chofu Seisakusho Company, Ltd.	6,700	96,325
Chori Company, Ltd.	4,400	63,850
Chubu Shiryo Company, Ltd.	7,800	59,108
Chudenko Corp.	8,800	133,607
Chuetsu Pulp & Paper Company, Ltd.	3,300	22,784
Chugai Ro Company, Ltd.	2,400	28,000
Chugin Financial Group, Inc.	44,500	314,911
Chugoku Marine Paints, Ltd.	14,000	105,669
Chuo Gyorui Company, Ltd.	300	6,575
Chuo Spring Company, Ltd.	6,400	32,980
Chuo Warehouse Company, Ltd.	2,600	17,622
CI Takiron Corp.	16,400	60,767
Citizen Watch Company, Ltd.	79,600	349,543
CKD Corp.	15,100	227,993
CK-San-Etsu Company, Ltd.	800	24,562
Cleanup Corp.	9,700	47,339
CMC Corp.	1,600	13,147
CMIC Holdings Company, Ltd.	3,400	43,138
CMK Corp.	19,000	81,110
COLOPL, Inc.	17,900	89,762
Colowide Company, Ltd.	22,400	292,567
Computer Engineering & Consulting, Ltd.	1,800	19,998
Computer Institute of Japan, Ltd.	6,120	41,620
Comture Corp.	8,100	155,833
CONEXIO Corp.	6,300	55,006
COOKPAD, Inc. (A)	7,200	11,173
Core Corp.	2,100	22,522
Corona Corp.	5,000	31,477
Cosel Company, Ltd.	10,500	65,305
Cosmo Energy Holdings Company, Ltd.	3,100	87,196
Cota Company, Ltd.	6,704	82,208
CRE, Inc.	4,200	45,853
Create Medic Company, Ltd.	2,400	15,810
Create Restaurants Holdings, Inc. (B)	28,600	196,063
Create SD Holdings Company, Ltd.	8,200	183,872
Credit Saison Company, Ltd.	12,500	160,261
Creek & River Company, Ltd.	4,600	69,583
Cresco, Ltd.	5,100	64,848
CrowdWorks, Inc. (A)	2,000	23,021
CTI Engineering Company, Ltd.	3,900	92,747
CTS Company, Ltd.	9,900	60,317
Cube System, Inc.	4,500	33,376
Curves Holdings Company, Ltd.	16,600	119,796
Cyber Com Company, Ltd.	900	10,289
Cyber Security Cloud, Inc. (A)	1,500	22,827
Cyberlinks Company, Ltd.	600	4,996
Cybozu, Inc.	8,100	133,557
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	33

	Shares	Value
Japan (continued)
Dai Nippon Toryo Company, Ltd.	6,700	$37,490
Daicel Corp.	68,700	501,109
Dai-Dan Company, Ltd.	5,100	81,820
Daido Kogyo Company, Ltd.	3,900	21,939
Daido Metal Company, Ltd.	16,300	58,931
Daido Steel Company, Ltd.	8,400	271,784
Daihatsu Diesel Manufacturing Company, Ltd.	11,100	46,810
Daihen Corp.	6,500	194,861
Daiho Corp.	3,900	126,253
Dai-Ichi Cutter Kogyo KK	1,200	10,126
Daiichi Jitsugyo Company, Ltd.	2,800	86,372
Daiichi Kensetsu Corp.	800	8,198
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	7,000	62,113
Daiken Corp.	4,000	62,457
Daiken Medical Company, Ltd.	5,000	16,618
Daiki Aluminium Industry Company, Ltd.	9,100	86,914
Daikoku Denki Company, Ltd.	3,600	42,045
Daikokutenbussan Company, Ltd.	1,700	65,545
Daikyonishikawa Corp.	16,500	71,293
Dainichi Company, Ltd.	5,000	24,960
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	5,000	62,750
Daio Paper Corp.	17,300	134,589
Daiseki Company, Ltd.	14,580	502,802
Daiseki Eco. Solution Company, Ltd.	1,400	8,442
Daishi Hokuetsu Financial Group, Inc.	11,200	214,289
Daishinku Corp.	10,400	64,685
Daisue Construction Company, Ltd.	2,300	20,035
Daito Pharmaceutical Company, Ltd.	4,450	84,318
Daitron Company, Ltd.	2,800	50,138
Daiwa Industries, Ltd.	12,200	109,529
Daiwabo Holdings Company, Ltd.	28,200	449,913
DCM Holdings Company, Ltd.	35,920	299,760
Dear Life Company, Ltd.	11,700	53,141
Delica Foods Holdings Company, Ltd.	1,800	6,368
DeNA Company, Ltd.	25,600	345,748
Densan System Holdings Company, Ltd.	2,200	36,528
Denyo Company, Ltd.	6,300	69,174
Dexerials Corp.	18,600	446,392
Diamond Electric Holdings Company, Ltd.	1,600	17,629
DIC Corp.	20,100	368,837
Digital Arts, Inc.	4,000	192,576
Digital Garage, Inc.	10,200	301,100
Digital Hearts Holdings Company, Ltd.	3,200	44,889
Digital Holdings, Inc.	4,900	42,483
Digital Information Technologies Corp.	2,800	40,966
Dip Corp.	12,700	381,736
Direct Marketing MiX, Inc.	7,000	76,598
DKK Company, Ltd.	4,400	67,356
DKK-Toa Corp.	2,500	15,420
DKS Company, Ltd.	3,000	44,039
DMG Mori Company, Ltd.	40,100	541,629
Doshisha Company, Ltd.	6,600	73,378
Double Standard, Inc.	2,100	34,514
Doutor Nichires Holdings Company, Ltd.	10,293	126,912
34	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Drecom Company, Ltd. (A)	4,400	$25,094
DTS Corp.	12,800	308,856
Duskin Company, Ltd.	13,900	298,715
DyDo Group Holdings, Inc.	3,400	120,217
Eagle Industry Company, Ltd.	11,000	89,380
Earth Corp.	3,000	116,595
EAT&HOLDINGS Company, Ltd.	1,800	29,277
Ebara Foods Industry, Inc.	2,200	51,059
Ebara Jitsugyo Company, Ltd.	4,400	72,547
Ebase Company, Ltd.	8,000	36,554
Eco’s Company, Ltd.	2,200	29,306
EDION Corp.	26,400	240,890
EF-ON, Inc.	6,680	26,896
eGuarantee, Inc.	11,200	201,899
E-Guardian, Inc.	2,900	61,189
Eidai Company, Ltd.	12,000	19,711
Eiken Chemical Company, Ltd.	11,600	161,449
Eizo Corp.	5,700	149,882
Elan Corp.	10,800	81,471
Elecom Company, Ltd.	14,100	150,582
Elematec Corp.	6,800	76,556
EM Systems Company, Ltd.	4,100	29,798
Enigmo, Inc.	8,500	37,379
en-japan, Inc.	9,900	178,509
Enomoto Company, Ltd.	900	12,795
Enplas Corp.	1,600	52,372
Entrust, Inc.	3,300	18,560
eRex Company, Ltd.	9,100	168,882
ERI Holdings Company, Ltd.	1,000	7,926
ES-Con Japan, Ltd.	12,900	78,943
Eslead Corp.	2,800	38,414
ESPEC Corp.	7,400	111,860
Exedy Corp.	10,100	122,864
EXEO Group, Inc.	6,700	103,998
Ezaki Glico Company, Ltd.	15,600	407,058
F&M Company, Ltd.	2,400	49,324
Faith, Inc.	3,110	12,331
FALCO HOLDINGS Company, Ltd.	3,200	42,073
Fast Fitness Japan, Inc.	800	7,889
FCC Company, Ltd.	13,400	139,547
FDK Corp. (A)	5,300	36,800
Feed One Company, Ltd.	8,108	39,541
Felissimo Corp.	1,900	14,147
Fenwal Controls of Japan, Ltd.	700	7,219
Ferrotec Holdings Corp.	15,100	354,740
Fibergate, Inc.	2,500	17,285
FIDEA Holdings Company, Ltd.	6,540	64,913
Financial Products Group Company, Ltd.	21,000	179,503
FINDEX, Inc.	3,900	15,799
First Brothers Company, Ltd.	900	5,626
First Juken Company, Ltd.	3,400	24,992
First-corp, Inc.	2,000	10,393
Fixstars Corp.	7,200	73,292
FJ Next Holdings Company, Ltd.	7,600	53,460
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	35

	Shares	Value
Japan (continued)
Focus Systems Corp.	2,900	$21,246
Food & Life Companies, Ltd.	7,400	136,407
Forum Engineering, Inc.	2,800	17,742
Forval Corp.	1,600	12,068
Foster Electric Company, Ltd.	9,200	64,739
FP Corp.	4,900	136,014
France Bed Holdings Company, Ltd.	8,800	59,871
FreakOut Holdings, Inc. (A)	3,000	29,165
Freebit Company, Ltd.	3,500	29,551
Freund Corp.	3,000	15,054
Fronteo, Inc. (B)	2,500	18,022
Frontier Management, Inc.	1,000	10,351
F-Tech, Inc.	5,900	23,053
FTGroup Company, Ltd.	3,000	22,167
Fudo Tetra Corp.	5,420	60,287
Fuji Company, Ltd.	6,900	94,047
Fuji Corp. (Aichi)	20,500	312,776
Fuji Corp. (Miyagi)	3,800	35,711
Fuji Corp., Ltd.	8,700	41,562
Fuji Die Company, Ltd.	1,000	4,454
Fuji Kyuko Company, Ltd.	7,400	266,535
Fuji Media Holdings, Inc.	13,800	108,635
Fuji Oil Company, Ltd.	9,700	19,335
Fuji Oil Holdings, Inc.	15,100	232,617
Fuji Pharma Company, Ltd.	6,400	47,521
Fuji Seal International, Inc.	15,200	208,473
Fuji Soft, Inc.	3,300	197,129
Fujibo Holdings, Inc.	3,700	91,544
Fujicco Company, Ltd.	5,900	81,204
Fujikura Composites, Inc.	6,700	41,784
Fujikura Kasei Company, Ltd.	9,600	28,614
Fujikura, Ltd.	52,300	429,304
Fujimi, Inc.	3,800	196,852
Fujimori Kogyo Company, Ltd.	5,300	124,246
Fujisash Company, Ltd.	45,100	21,967
Fujishoji Company, Ltd.	2,400	16,899
Fujiya Company, Ltd.	3,900	74,712
FuKoKu Company, Ltd.	3,000	23,982
Fukuda Corp.	2,200	77,916
Fukuda Denshi Company, Ltd.	5,600	171,612
Fukui Computer Holdings, Inc.	3,800	81,955
Fukushima Galilei Company, Ltd.	4,800	153,098
Fukuyama Transporting Company, Ltd.	6,300	161,821
FULLCAST Holdings Company, Ltd.	7,000	158,483
Fumakilla, Ltd.	1,500	11,499
Funai Soken Holdings, Inc.	12,830	262,994
Furukawa Company, Ltd.	11,600	109,496
Furukawa Electric Company, Ltd.	22,600	430,058
Furuno Electric Company, Ltd.	8,600	64,135
Furuya Metal Company, Ltd.	1,000	67,530
Furyu Corp.	5,600	47,424
Fuso Chemical Company, Ltd.	5,800	150,621
Fuso Pharmaceutical Industries, Ltd.	2,500	37,198
Futaba Corp.	14,757	63,842
36	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Futaba Industrial Company, Ltd.	23,200	$63,625
Future Corp.	14,400	178,653
Fuyo General Lease Company, Ltd.	5,200	333,906
G-7 Holdings, Inc.	8,400	93,844
Gakken Holdings Company, Ltd.	8,100	60,656
Gakkyusha Company, Ltd.	2,400	31,179
Gecoss Corp.	6,500	38,063
Genki Sushi Company, Ltd.	2,100	48,631
Genky DrugStores Company, Ltd.	3,000	76,262
Geo Holdings Corp.	8,800	125,730
Gift Holdings, Inc.	800	23,130
Giken, Ltd.	100	2,411
GL Sciences, Inc.	2,800	51,127
GLOBERIDE, Inc.	6,200	122,360
Glory, Ltd.	14,900	251,062
Glosel Company, Ltd.	4,400	13,869
GMO Financial Gate, Inc.	200	23,784
GMO Financial Holdings, Inc.	9,400	35,954
GMO GlobalSign Holdings KK	1,600	47,504
Godo Steel, Ltd.	2,300	31,943
Goldcrest Company, Ltd.	5,770	74,345
Golf Digest Online, Inc.	2,700	34,690
Good Com Asset Company, Ltd.	4,800	26,490
Grandy House Corp.	5,700	22,765
Gremz, Inc.	2,600	34,764
GS Yuasa Corp.	20,600	327,100
GSI Creos Corp. (B)	2,200	23,402
G-Tekt Corp.	8,800	98,779
Gun-Ei Chemical Industry Company, Ltd.	1,900	33,530
GungHo Online Entertainment, Inc.	14,300	217,996
Gunze, Ltd.	5,500	159,810
H.U. Group Holdings, Inc.	17,200	348,853
H2O Retailing Corp.	25,500	226,786
HABA Laboratories, Inc.	700	12,283
Hagihara Industries, Inc.	4,100	31,762
Hagiwara Electric Holdings Company, Ltd.	3,100	56,920
Hakudo Company, Ltd.	2,400	43,804
Hakuto Company, Ltd.	4,400	120,824
Halows Company, Ltd.	3,100	67,644
Hamakyorex Company, Ltd.	5,800	145,371
Hamee Corp.	1,000	6,477
Handsman Company, Ltd.	1,300	8,595
Hanwa Company, Ltd.	10,900	286,105
Happinet Corp.	6,000	84,882
Hard Off Corp. Company, Ltd.	3,900	40,548
Harima Chemicals Group, Inc.	6,000	36,813
Hashimoto Sogyo Holdings Company, Ltd.	2,400	17,316
Hazama Ando Corp.	53,200	339,371
Heiwa Corp.	17,300	307,896
Heiwa Real Estate Company, Ltd.	7,400	220,943
Heiwado Company, Ltd.	9,200	136,098
Hennge KK (A)	4,800	36,985
Hibiya Engineering, Ltd.	7,000	96,509
HI-LEX Corp.	8,000	64,881
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	37

	Shares	Value
Japan (continued)
Himacs, Ltd.	1,100	$11,474
Himaraya Company, Ltd.	1,700	11,347
Hioki EE Corp.	3,100	155,755
Hirakawa Hewtech Corp.	3,600	28,796
Hirano Tecseed Company, Ltd.	3,200	52,480
Hirata Corp.	2,900	116,487
Hirogin Holdings, Inc.	78,300	360,835
Hirose Tusyo, Inc.	600	10,632
Hiroshima Electric Railway Company, Ltd. (A)	100	591
Hiroshima Gas Company, Ltd.	16,200	40,071
Hisaka Works, Ltd.	6,800	40,636
Hitachi Zosen Corp.	57,180	376,105
Hito Communications Holdings, Inc.	2,000	24,229
Hochiki Corp.	5,500	58,016
Hodogaya Chemical Company, Ltd.	2,300	52,447
Hogy Medical Company, Ltd.	4,200	106,878
Hokkaido Coca-Cola Bottling Company, Ltd.	800	24,294
Hokkaido Electric Power Company, Inc.	60,200	199,193
Hokkaido Gas Company, Ltd.	5,600	68,999
Hokkan Holdings, Ltd.	2,600	25,010
Hokko Chemical Industry Company, Ltd.	7,600	50,748
Hokkoku Financial Holdings, Inc.	7,100	230,586
Hokuetsu Corp.	39,200	222,615
Hokuetsu Industries Company, Ltd.	9,000	75,945
Hokuhoku Financial Group, Inc.	37,000	251,403
Hokuriku Electric Industry Company, Ltd.	3,100	29,269
Hokuriku Electric Power Company	52,300	204,569
Hokuriku Electrical Construction Company, Ltd.	5,640	28,327
Hokuto Corp.	7,900	108,533
H-One Company, Ltd.	7,700	36,458
Honeys Holdings Company, Ltd.	7,760	69,473
Honma Golf, Ltd. (D)	30,500	12,630
Hoosiers Holdings Company, Ltd.	11,500	66,799
Horiba, Ltd.	5,100	234,408
Hosiden Corp.	16,100	191,818
Hosokawa Micron Corp.	5,400	116,254
Hotland Company, Ltd.	3,000	33,342
Howa Machinery, Ltd.	5,300	33,988
HPC Systems, Inc. (A)	800	12,689
HS Holdings Company, Ltd.	9,800	75,047
IBJ, Inc.	7,700	55,586
Ichigo, Inc.	14,100	31,842
Ichiken Company, Ltd.	2,300	30,097
Ichikoh Industries, Ltd.	14,100	44,147
Ichimasa Kamaboko Company, Ltd.	2,700	14,563
Ichinen Holdings Company, Ltd.	5,400	49,249
Ichiyoshi Securities Company, Ltd.	9,100	40,661
Icom, Inc.	2,500	50,744
ID Holdings Corp.	4,950	33,088
IDEA Consultants, Inc.	700	8,731
IDEC Corp.	10,900	262,371
IDOM, Inc.	18,200	99,565
Ihara Science Corp.	2,200	36,349
Iino Kaiun Kaisha, Ltd.	29,300	200,823
38	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
IJTT Company, Ltd.	7,760	$28,906
I’ll, Inc.	3,600	52,552
IMAGICA GROUP, Inc.	5,400	30,191
Imasen Electric Industrial	1,900	9,010
i-mobile Company, Ltd.	1,300	12,046
Impact HD, Inc. (A)	800	26,580
Imuraya Group Company, Ltd.	2,700	43,764
Inaba Denki Sangyo Company, Ltd.	16,100	327,584
Inaba Seisakusho Company, Ltd.	3,100	31,259
Inabata & Company, Ltd.	13,400	232,037
Inageya Company, Ltd.	7,100	61,247
I-NE Company, Ltd. (A)	1,800	34,711
Ines Corp.	6,100	64,431
i-Net Corp.	4,600	43,856
Infocom Corp.	6,900	103,821
Infomart Corp.	37,600	127,880
Information Services International-Dentsu, Ltd.	3,500	118,031
INFRONEER Holdings, Inc.	48,916	367,849
Innotech Corp.	3,800	36,212
Insource Company, Ltd.	7,900	197,508
Intage Holdings, Inc.	12,800	143,905
Intelligent Wave, Inc.	2,900	17,141
Inter Action Corp.	3,100	36,200
Inui Global Logistics Company, Ltd.	2,800	37,455
I-PEX, Inc.	4,400	42,271
IPS, Inc.	1,300	29,369
IR Japan Holdings, Ltd.	2,500	33,481
Iriso Electronics Company, Ltd.	7,400	259,451
I’rom Group Company, Ltd.	2,800	45,768
ISB Corp.	2,600	24,993
Ise Chemicals Corp.	600	23,596
Iseki & Company, Ltd.	6,700	62,697
Ishihara Chemical Company, Ltd.	3,600	32,433
Ishihara Sangyo Kaisha, Ltd.	11,400	94,193
Ishii Iron Works Company, Ltd.	900	16,808
Ishizuka Glass Company, Ltd.	1,000	10,803
Istyle, Inc. (A)	7,500	29,755
ITbook Holdings Company, Ltd. (A)	4,000	12,262
ITFOR, Inc.	11,200	65,491
ITmedia, Inc.	3,500	48,015
Itochu Enex Company, Ltd.	16,700	123,970
Itochu-Shokuhin Company, Ltd.	2,100	79,262
Itoham Yonekyu Holdings, Inc.	40,600	202,388
Itoki Corp.	16,100	63,155
IwaiCosmo Holdings, Inc.	7,900	73,349
Iwaki Company, Ltd.	2,600	24,858
Iwasaki Electric Company, Ltd.	2,400	44,474
Iwatsu Electric Company, Ltd. (A)	3,700	21,039
Iwatsuka Confectionery Company, Ltd.	1,500	45,262
Iyogin Holdings, Inc.	70,300	374,896
Izumi Company, Ltd.	9,100	200,128
J Front Retailing Company, Ltd.	4,100	34,713
J Trust Company, Ltd.	25,600	101,892
JAC Recruitment Company, Ltd.	6,000	113,757
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	39

	Shares	Value
Japan (continued)
Jaccs Company, Ltd.	7,200	$205,571
JAFCO Group Company, Ltd.	22,400	395,246
JANOME Corp.	6,500	29,446
Japan Aviation Electronics Industry, Ltd.	15,400	265,929
Japan Best Rescue System Company, Ltd.	6,200	39,591
Japan Cash Machine Company, Ltd.	9,300	69,039
Japan Communications, Inc. (A)	61,000	98,951
Japan Electronic Materials Corp.	4,300	49,106
Japan Elevator Service Holdings Company, Ltd.	21,100	272,705
Japan Foundation Engineering Company, Ltd.	6,600	25,854
Japan Hospice Holdings, Inc. (A)	600	11,729
Japan Investment Adviser Company, Ltd.	4,600	41,420
Japan Lifeline Company, Ltd.	20,200	140,599
Japan Material Company, Ltd.	20,600	369,133
Japan Medical Dynamic Marketing, Inc.	4,900	37,247
Japan Oil Transportation Company, Ltd.	1,100	18,147
Japan Petroleum Exploration Company, Ltd.	10,300	323,068
Japan Property Management Center Company, Ltd.	4,300	32,737
Japan Pulp & Paper Company, Ltd.	4,500	164,743
Japan Pure Chemical Company, Ltd.	1,000	18,186
Japan Securities Finance Company, Ltd.	33,700	252,600
Japan System Techniques Company, Ltd.	1,200	15,251
Japan Transcity Corp.	14,700	53,783
Japan Wool Textile Company, Ltd.	17,100	125,878
Jastec Company, Ltd.	3,500	30,537
JBCC Holdings, Inc.	5,800	82,993
JCR Pharmaceuticals Company, Ltd.	1,900	26,814
JCU Corp.	6,300	156,588
JDC Corp.	1,900	7,912
Jeol, Ltd.	1,200	40,651
JFE Systems, Inc.	1,500	23,824
JIG-SAW, Inc. (A)(B)	1,400	49,379
Jimoto Holdings, Inc.	7,179	21,712
JINS Holdings, Inc.	4,600	145,516
JINUSHI Company, Ltd.	4,400	65,311
JK Holdings Company, Ltd.	6,100	46,486
J-Lease Company, Ltd.	900	20,575
JM Holdings Company, Ltd.	4,400	56,453
JMS Company, Ltd.	7,500	27,916
Joban Kosan Company, Ltd. (A)	2,000	17,451
J-Oil Mills, Inc.	7,200	79,325
Joshin Denki Company, Ltd.	6,900	95,935
Joyful Honda Company, Ltd.	14,300	193,463
JP-Holdings, Inc.	14,400	29,228
JSB Company, Ltd.	1,600	50,905
JSP Corp.	4,200	45,541
Juki Corp.	11,500	56,739
Juroku Financial Group, Inc.	11,000	211,857
Justsystems Corp.	7,800	190,905
JVCKenwood Corp.	59,828	162,201
K&O Energy Group, Inc.	3,900	69,078
Kadoya Sesame Mills, Inc.	400	10,170
Kaga Electronics Company, Ltd.	6,500	209,710
Kagome Company, Ltd.	2,100	46,709
40	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Kaken Pharmaceutical Company, Ltd.	7,300	$210,014
Kakiyasu Honten Company, Ltd.	3,400	53,691
Kamakura Shinsho, Ltd.	7,600	46,903
Kameda Seika Company, Ltd.	4,400	139,327
Kamei Corp.	9,300	81,743
Kanaden Corp.	5,700	45,736
Kanagawa Chuo Kotsu Company, Ltd.	1,600	39,194
Kanamic Network Company, Ltd.	7,800	36,836
Kanamoto Company, Ltd.	11,500	188,958
Kandenko Company, Ltd.	33,000	208,973
Kaneka Corp.	14,500	372,604
Kaneko Seeds Company, Ltd.	3,900	40,516
Kanematsu Corp.	26,000	290,336
Kanematsu Electronics, Ltd.	4,100	136,591
Kanemi Company, Ltd.	1,000	20,132
Kanto Denka Kogyo Company, Ltd.	15,500	117,164
Kaonavi, Inc. (A)	700	13,675
Kasumigaseki Capital Company, Ltd.	1,400	52,872
Katakura & Co-op Agri Corp.	1,100	12,960
Katakura Industries Company, Ltd.	9,600	138,258
Katitas Company, Ltd.	11,900	277,695
Kato Sangyo Company, Ltd.	8,000	204,734
Kato Works Company, Ltd.	3,800	22,309
Kawada Technologies, Inc.	1,900	46,702
Kawai Musical Instruments Manufacturing Company, Ltd.	2,500	47,115
Kawata Manufacturing Company, Ltd.	1,600	9,945
KeePer Technical Laboratory Company, Ltd.	4,600	145,127
Keihanshin Building Company, Ltd.	11,500	107,624
KEIWA, Inc.	1,700	46,990
Keiyo Company, Ltd.	14,000	92,138
KEL Corp.	1,900	23,698
Kenko Mayonnaise Company, Ltd.	5,300	63,712
KeyHolder, Inc.	1,100	6,310
KFC Holdings Japan, Ltd.	4,900	99,095
KFC, Ltd.	700	6,625
KH Neochem Company, Ltd.	11,000	224,130
Kibun Foods, Inc.	3,800	26,087
Kimoto Company, Ltd.	15,600	27,100
Kimura Chemical Plants Company, Ltd.	5,900	30,262
Kimura Unity Company, Ltd.	1,200	6,797
King Company, Ltd.	2,300	8,131
Kintetsu Department Store Company, Ltd. (A)	1,100	19,750
Kissei Pharmaceutical Company, Ltd.	8,600	159,338
Ki-Star Real Estate Company, Ltd.	2,800	101,346
Kitagawa Corp.	3,400	29,431
Kitano Construction Corp.	1,500	26,638
Kitanotatsujin Corp. (B)	21,400	47,326
Kitz Corp.	22,100	137,076
Koa Corp.	11,100	179,778
Koa Shoji Holdings Company, Ltd.	2,400	10,875
Koatsu Gas Kogyo Company, Ltd.	12,200	57,790
Kobe Electric Railway Company, Ltd. (A)	2,300	54,088
Kobe Steel, Ltd.	100,020	453,848
Kohnan Shoji Company, Ltd.	7,300	176,232
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	41

	Shares	Value
Japan (continued)
Kohsoku Corp.	3,200	$41,205
Kojima Company, Ltd. (B)	13,300	59,630
Kokuyo Company, Ltd.	25,173	332,794
KOMAIHALTEC, Inc.	1,200	13,461
Komatsu Matere Company, Ltd.	7,300	42,703
Komatsu Wall Industry Company, Ltd.	2,700	36,121
KOMEDA Holdings Company, Ltd.	16,300	286,280
Komehyo Holdings Company, Ltd.	3,100	69,818
Komeri Company, Ltd.	9,600	181,232
Komori Corp.	14,424	86,081
Konaka Company, Ltd.	10,500	25,562
Kondotec, Inc.	7,100	51,956
Konica Minolta, Inc.	147,900	615,630
Konishi Company, Ltd.	11,200	141,416
Konoike Transport Company, Ltd.	10,300	119,290
Konoshima Chemical Company, Ltd.	1,800	16,853
Kosaido Holdings Company, Ltd.	4,900	69,671
Kotobuki Spirits Company, Ltd.	600	34,165
Kotobukiya Company, Ltd.	300	27,496
Kozo Keikaku Engineering, Inc.	1,500	30,891
KPP Group Holdings Company, Ltd.	11,900	84,617
Krosaki Harima Corp.	2,100	77,082
KRS Corp.	4,500	33,859
K’s Holdings Corp.	35,200	292,270
KU Holdings Company, Ltd.	3,500	33,304
Kumagai Gumi Company, Ltd.	11,100	205,489
Kumiai Chemical Industry Company, Ltd.	15,690	106,171
Kunimine Industries Company, Ltd.	2,100	13,150
Kurabo Industries, Ltd.	5,000	79,632
Kureha Corp.	4,900	350,467
Kurimoto, Ltd.	3,300	43,053
Kuriyama Holdings Corp.	5,400	35,337
Kusuri no Aoki Holdings Company, Ltd.	5,200	287,790
KVK Corp.	1,500	16,981
KYB Corp.	6,400	170,174
Kyoden Company, Ltd.	7,900	31,488
Kyodo Printing Company, Ltd.	2,200	46,457
Kyoei Steel, Ltd.	8,600	81,399
Kyokuto Boeki Kaisha, Ltd.	2,600	25,091
Kyokuto Kaihatsu Kogyo Company, Ltd.	10,500	104,740
Kyokuto Securities Company, Ltd.	9,900	44,438
Kyokuyo Company, Ltd.	3,800	102,404
KYORIN Holdings, Inc.	12,900	166,572
KYORITSU Company, Ltd. (A)	9,100	8,163
Kyoritsu Maintenance Company, Ltd.	4,300	192,105
Kyosan Electric Manufacturing Company, Ltd.	14,900	45,106
Kyowa Electronic Instruments Company, Ltd.	7,300	19,086
Kyowa Leather Cloth Company, Ltd.	5,000	18,553
Kyudenko Corp.	14,800	356,078
Kyushu Financial Group, Inc.	104,000	301,826
Kyushu Leasing Service Company, Ltd.	5,600	27,591
LA Holdings Company, Ltd.	700	17,931
LAC Company, Ltd.	4,100	23,460
Lacto Japan Company, Ltd.	2,600	40,271
42	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
LEC, Inc.	8,500	$50,513
Leopalace21 Corp. (A)	51,900	116,305
Life Corp.	5,200	93,389
LIFULL Company, Ltd.	22,900	41,740
LIKE, Inc.	3,100	47,221
Linical Company, Ltd.	4,600	24,446
Link And Motivation, Inc.	13,400	70,320
Lintec Corp.	12,800	210,634
Litalico, Inc.	6,600	114,387
Locondo, Inc. (A)	3,100	26,717
Look Holdings, Inc.	2,700	49,323
LTS, Inc. (A)	400	10,295
M&A Capital Partners Company, Ltd. (A)	4,300	154,030
Mabuchi Motor Company, Ltd.	15,600	472,483
Macnica Holdings, Inc.	16,400	415,664
Macromill, Inc.	14,100	114,995
Maeda Kosen Company, Ltd.	7,000	166,613
Maezawa Industries, Inc.	5,000	22,314
Maezawa Kasei Industries Company, Ltd.	5,500	55,481
Maezawa Kyuso Industries Company, Ltd.	7,200	48,929
Makino Milling Machine Company, Ltd.	7,015	237,191
Management Solutions Company, Ltd.	3,400	96,550
Mandom Corp.	11,800	124,429
Mani, Inc.	25,600	425,417
MarkLines Company, Ltd.	3,700	75,752
Mars Group Holdings Corp.	4,500	67,242
Marubun Corp.	5,900	39,406
Marudai Food Company, Ltd.	6,700	69,500
Maruha Nichiro Corp.	13,281	237,697
Maruichi Steel Tube, Ltd.	11,700	243,354
MARUKA FURUSATO Corp.	1,153	33,663
Marumae Company, Ltd. (B)	3,000	42,393
Marusan Securities Company, Ltd.	22,161	68,239
Maruwa Company, Ltd.	2,800	389,104
Maruzen CHI Holdings Company, Ltd.	4,800	11,513
Maruzen Company, Ltd.	4,100	53,676
Maruzen Showa Unyu Company, Ltd.	4,700	110,661
Marvelous, Inc.	12,700	62,925
Matching Service Japan Company, Ltd.	3,100	24,309
Matsuda Sangyo Company, Ltd.	3,620	61,249
Matsui Construction Company, Ltd.	8,500	34,870
Matsui Securities Company, Ltd.	35,700	204,465
Matsuoka Corp.	900	6,862
Max Company, Ltd.	6,200	93,537
Maxell, Ltd.	16,300	168,459
Maxvalu Tokai Company, Ltd.	2,600	53,034
MCJ Company, Ltd.	24,600	172,617
Mebuki Financial Group, Inc.	28,000	63,654
MEC Company, Ltd.	5,300	101,246
Media Do Company, Ltd.	2,600	36,710
Medical Data Vision Company, Ltd.	8,300	61,821
Medical System Network Company, Ltd.	6,600	19,496
Medikit Company, Ltd.	1,400	24,920
Medius Holdings Company, Ltd.	2,500	13,931
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	43

	Shares	Value
Japan (continued)
MedPeer, Inc. (A)(B)	4,500	$55,250
Megachips Corp.	5,900	115,170
Megmilk Snow Brand Company, Ltd.	15,500	195,686
Meidensha Corp.	10,717	156,187
Meiho Facility Works, Ltd.	1,400	7,315
Meiji Electric Industries Company, Ltd.	2,800	21,173
Meiji Shipping Company, Ltd.	3,100	16,503
Meiko Electronics Company, Ltd.	6,300	140,858
Meiko Network Japan Company, Ltd.	5,000	22,459
Meisei Industrial Company, Ltd.	12,700	67,046
Meitec Corp.	24,000	447,960
Meito Sangyo Company, Ltd.	3,500	40,863
Meiwa Corp.	8,200	41,931
Melco Holdings, Inc.	2,100	47,733
Members Company, Ltd.	2,700	45,022
Menicon Company, Ltd.	20,000	429,533
Mercuria Holdings Company, Ltd.	1,700	7,587
Metaps, Inc. (A)	1,600	6,414
MetaReal Corp. (A)	1,800	16,209
METAWATER Company, Ltd.	8,000	104,776
Micronics Japan Company, Ltd.	9,600	103,615
Midac Holdings Company, Ltd.	2,500	62,192
Mie Kotsu Group Holdings, Inc.	19,600	70,304
Mikuni Corp.	8,400	20,929
Milbon Company, Ltd.	8,520	356,299
Mimaki Engineering Company, Ltd.	900	4,334
Mimasu Semiconductor Industry Company, Ltd.	5,800	109,755
Ministop Company, Ltd.	5,200	53,799
Minkabu The Infonoid, Inc. (A)	300	5,287
Mipox Corp.	4,100	19,682
Miraial Company, Ltd.	1,800	22,843
MIRAIT ONE Corp.	30,020	331,318
Mirarth Holdings, Inc.	27,300	77,624
Miroku Jyoho Service Company, Ltd.	6,100	67,181
Mitani Corp.	16,800	172,202
Mitani Sangyo Company, Ltd.	8,100	18,430
Mitani Sekisan Company, Ltd.	3,200	98,631
Mito Securities Company, Ltd.	19,100	31,500
Mitsuba Corp.	11,200	43,956
Mitsubishi Kakoki Kaisha, Ltd.	2,600	40,235
Mitsubishi Logisnext Company, Ltd.	10,700	70,418
Mitsubishi Logistics Corp.	2,800	68,447
Mitsubishi Materials Corp.	10,700	171,056
Mitsubishi Pencil Company, Ltd.	10,400	106,108
Mitsubishi Research Institute, Inc.	2,500	93,909
Mitsubishi Shokuhin Company, Ltd.	4,900	116,006
Mitsubishi Steel Manufacturing Company, Ltd.	4,600	33,575
Mitsuboshi Belting, Ltd.	7,000	175,492
Mitsui DM Sugar Holdings Company, Ltd.	6,500	92,466
Mitsui E&S Holdings Company, Ltd. (A)	29,900	90,639
Mitsui Matsushima Holdings Company, Ltd. (B)	4,100	96,998
Mitsui Mining & Smelting Company, Ltd.	19,300	444,055
Mitsui-Soko Holdings Company, Ltd.	7,100	183,770
Mitsuuroko Group Holdings Company, Ltd.	10,800	83,685
44	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Mixi, Inc.	13,400	$241,333
Miyaji Engineering Group, Inc.	2,600	64,622
Miyoshi Oil & Fat Company, Ltd.	2,600	18,636
Mizuho Leasing Company, Ltd.	8,500	205,083
Mizuho Medy Company, Ltd.	1,300	37,252
Mizuno Corp.	6,300	132,344
Mobile Factory, Inc. (A)	2,400	15,838
Mochida Pharmaceutical Company, Ltd.	6,300	155,859
Molitec Steel Company, Ltd.	6,100	10,943
Monex Group, Inc.	55,900	178,658
MORESCO Corp.	3,000	24,262
Morinaga & Company, Ltd.	11,100	299,042
Morinaga Milk Industry Company, Ltd.	10,600	343,353
Moriroku Holdings Company, Ltd.	2,700	34,628
Morita Holdings Corp.	11,100	102,797
Morito Company, Ltd.	7,100	39,180
Morningstar Japan KK	10,800	37,103
Morozoff, Ltd.	2,000	52,342
Mortgage Service Japan, Ltd.	2,400	15,030
Mory Industries, Inc.	2,200	45,056
MRK Holdings, Inc.	7,900	6,259
MrMax Holdings, Ltd.	11,300	54,546
Mugen Estate Company, Ltd.	4,300	15,289
m-up Holdings, Inc.	8,800	88,554
Murakami Corp.	2,600	43,946
Musashi Seimitsu Industry Company, Ltd.	14,700	191,650
Mutoh Holdings Company, Ltd.	600	7,513
NAC Company, Ltd.	3,500	23,660
Nachi-Fujikoshi Corp.	4,600	130,404
Nadex Company, Ltd.	1,200	6,819
Nafco Company, Ltd.	5,000	56,286
Nagahori Corp.	1,800	13,166
Nagano Keiki Company, Ltd.	5,500	46,766
Nagase & Company, Ltd.	32,000	473,484
Nagatanien Holdings Company, Ltd.	4,500	65,442
Nagawa Company, Ltd.	1,800	100,899
Naigai Tec Corp.	600	12,188
Naigai Trans Line, Ltd.	2,800	45,138
Nakabayashi Company, Ltd.	8,300	30,264
Nakamoto Packs Company, Ltd.	800	9,116
Nakamura Choukou Company, Ltd. (A)	1,900	7,901
Nakamuraya Company, Ltd.	1,600	36,093
Nakanishi, Inc.	21,300	446,549
Nakano Corp.	7,900	18,495
Nakano Refrigerators Company, Ltd.	300	13,225
Nakayama Steel Works, Ltd.	10,000	55,297
Nakayo, Inc.	1,000	7,985
Namura Shipbuilding Company, Ltd. (A)	11,372	40,649
Nankai Electric Railway Company, Ltd.	7,300	159,968
Narasaki Sangyo Company, Ltd.	1,600	20,686
Natori Company, Ltd.	4,000	59,878
NEC Capital Solutions, Ltd.	3,800	57,517
NEC Networks & System Integration Corp.	12,200	147,033
NEOJAPAN, Inc.	800	5,874
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	45

	Shares	Value
Japan (continued)
NET One Systems Company, Ltd.	14,700	$369,290
Neturen Company, Ltd.	12,900	64,172
New Art Holdings Company, Ltd.	3,000	32,973
New Japan Chemical Company, Ltd.	8,300	15,460
Nextage Company, Ltd.	14,900	337,067
NexTone, Inc. (A)	1,900	64,995
NF Holdings Corp.	2,500	18,280
NHK Spring Company, Ltd.	61,500	413,188
Nicca Chemical Company, Ltd.	2,500	16,257
Nice Corp.	2,300	22,011
Nichia Steel Works, Ltd.	11,800	20,366
Nichias Corp.	18,200	323,008
Nichiban Company, Ltd.	4,700	60,010
Nichicon Corp.	14,573	151,143
Nichiden Corp.	4,200	52,269
Nichiha Corp.	9,300	192,983
Nichimo Company, Ltd.	700	13,493
Nichireki Company, Ltd.	9,400	88,853
Nichirin Company, Ltd.	3,890	53,386
Nihon Chouzai Company, Ltd.	4,960	43,476
Nihon Dempa Kogyo Company, Ltd.	5,700	73,561
Nihon Dengi Company, Ltd.	1,400	31,998
Nihon Denkei Company, Ltd.	2,100	22,221
Nihon Flush Company, Ltd.	7,000	49,266
Nihon House Holdings Company, Ltd.	13,300	42,507
Nihon Kagaku Sangyo Company, Ltd.	3,200	22,895
Nihon Kohden Corp.	5,100	119,346
Nihon Nohyaku Company, Ltd.	15,800	86,894
Nihon Parkerizing Company, Ltd.	28,100	204,375
Nihon Plast Company, Ltd.	7,300	22,781
Nihon Tokushu Toryo Company, Ltd.	5,000	31,809
Nihon Trim Company, Ltd.	1,400	25,069
Niitaka Company, Ltd.	800	12,200
Nikkiso Company, Ltd.	19,500	143,178
Nikko Company, Ltd.	11,600	52,391
Nikkon Holdings Company, Ltd.	17,400	308,562
Nippi, Inc.	400	10,312
Nippn Corp.	16,900	195,170
Nippon Air Conditioning Services Company, Ltd.	12,100	62,302
Nippon Aqua Company, Ltd.	2,800	18,000
Nippon Avionics Company, Ltd. (A)	300	6,035
Nippon Beet Sugar Manufacturing Company, Ltd.	3,900	46,072
Nippon Carbide Industries Company, Inc.	2,500	23,826
Nippon Carbon Company, Ltd.	3,700	117,189
Nippon Care Supply Company, Ltd.	700	7,557
Nippon Ceramic Company, Ltd.	1,500	29,108
Nippon Chemical Industrial Company, Ltd.	2,500	33,999
Nippon Chemi-Con Corp. (A)	6,927	93,973
Nippon Coke & Engineering Company, Ltd.	62,600	40,215
Nippon Concept Corp.	3,300	42,093
Nippon Concrete Industries Company, Ltd.	18,600	31,762
Nippon Denko Company, Ltd.	31,900	98,946
Nippon Densetsu Kogyo Company, Ltd.	10,900	135,422
Nippon Dry-Chemical Company, Ltd.	900	10,131
46	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Nippon Electric Glass Company, Ltd.	15,800	$293,008
Nippon Felt Company, Ltd.	5,500	16,510
Nippon Filcon Company, Ltd.	5,600	18,958
Nippon Fine Chemical Company, Ltd.	4,400	72,115
Nippon Gas Company, Ltd.	34,800	535,250
Nippon Hume Corp.	8,600	40,671
Nippon Kayaku Company, Ltd.	31,200	285,816
Nippon Kodoshi Corp.	2,000	30,725
Nippon Koei Company, Ltd.	3,700	95,658
Nippon Light Metal Holdings Company, Ltd.	17,720	198,640
Nippon Paper Industries Company, Ltd.	31,000	217,910
Nippon Parking Development Company, Ltd.	73,000	130,755
Nippon Pillar Packing Company, Ltd.	6,100	124,328
Nippon Piston Ring Company, Ltd.	3,400	29,968
Nippon Rietec Company, Ltd.	3,000	16,063
Nippon Seiki Company, Ltd.	18,100	109,821
Nippon Seisen Company, Ltd.	1,000	31,811
Nippon Sharyo, Ltd.	3,000	42,886
Nippon Sheet Glass Company, Ltd. (A)	16,200	71,979
Nippon Shokubai Company, Ltd.	6,400	258,073
Nippon Signal Company, Ltd.	16,800	126,858
Nippon Soda Company, Ltd.	7,400	231,269
Nippon Steel Trading Corp.	4,568	170,245
Nippon Suisan Kaisha, Ltd.	95,400	363,599
Nippon Thompson Company, Ltd.	16,500	73,988
Nippon Yakin Kogyo Company, Ltd.	5,220	165,107
Nipro Corp.	48,300	358,801
Nireco Corp.	1,900	13,788
Nishikawa Rubber Company, Ltd.	5,200	44,420
Nishimatsu Construction Company, Ltd.	11,000	313,479
Nishimatsuya Chain Company, Ltd.	13,000	132,440
Nishimoto Company, Ltd.	1,500	40,603
Nishi-Nippon Financial Holdings, Inc.	37,800	241,635
Nishi-Nippon Railroad Company, Ltd.	18,800	385,666
Nishio Rent All Company, Ltd.	6,700	151,369
Nissan Shatai Company, Ltd.	22,700	138,309
Nissan Tokyo Sales Holdings Company, Ltd.	8,300	18,055
Nissei ASB Machine Company, Ltd.	2,800	86,354
Nissei Plastic Industrial Company, Ltd.	5,600	39,081
Nissha Company, Ltd.	15,200	196,299
Nisshin Group Holdings Company, Ltd.	10,300	32,226
Nisshinbo Holdings, Inc.	44,657	332,085
Nissin Corp.	5,200	77,407
Nissin Electric Company, Ltd.	15,900	156,550
Nissin Sugar Company, Ltd.	4,100	50,092
Nisso Corp.	4,000	17,552
Nitta Corp.	7,100	152,274
Nitta Gelatin, Inc.	3,400	26,706
Nittetsu Mining Company, Ltd.	4,000	92,084
Nitto Boseki Company, Ltd.	7,100	114,196
Nitto Fuji Flour Milling Company, Ltd.	800	26,004
Nitto Kogyo Corp.	8,300	141,270
Nitto Kohki Company, Ltd.	3,400	37,861
Nitto Seiko Company, Ltd.	8,700	33,284
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	47

	Shares	Value
Japan (continued)
Nittoc Construction Company, Ltd.	5,200	$34,485
Nittoku Company, Ltd.	1,400	23,548
NJS Company, Ltd.	2,800	42,155
Noda Corp.	2,500	21,895
Noevir Holdings Company, Ltd.	5,300	225,869
Nohmi Bosai, Ltd.	7,200	83,738
Nojima Corp.	20,600	210,212
NOK Corp.	24,600	228,030
Nomura Micro Science Company, Ltd.	2,000	69,876
Noritake Company, Ltd.	3,400	100,479
Noritsu Koki Company, Ltd.	6,800	131,403
Noritz Corp.	10,700	116,138
North Pacific Bank, Ltd.	98,400	176,333
Nozawa Corp.	2,600	13,429
NS Tool Company, Ltd.	5,400	44,568
NS United Kaiun Kaisha, Ltd.	2,700	74,965
NSD Company, Ltd.	22,612	424,015
NSW, Inc.	3,100	49,133
NTN Corp.	133,900	285,402
Oat Agrio Company, Ltd.	900	11,766
Obara Group, Inc.	3,700	94,066
Oenon Holdings, Inc.	17,500	36,011
Ohara, Inc.	2,700	25,086
Ohashi Technica, Inc.	4,100	41,795
Ohba Company, Ltd.	2,200	10,920
Ohizumi Mfg. Company, Ltd.	200	1,293
Ohmoto Gumi Company, Ltd.	700	29,976
Ohsho Food Service Corp.	3,300	145,553
Oiles Corp.	8,672	94,560
Oisix ra daichi, Inc. (A)(B)	9,600	136,871
Okabe Company, Ltd.	14,300	75,042
Okada Aiyon Corp.	2,200	24,887
Okamoto Industries, Inc.	3,600	101,197
Okamoto Machine Tool Works, Ltd.	1,300	46,161
Okamura Corp.	17,700	183,568
Okasan Securities Group, Inc.	54,600	154,604
Oki Electric Industry Company, Ltd.	29,700	158,238
Okinawa Cellular Telephone Company	8,200	164,072
Okinawa Financial Group, Inc.	6,905	108,166
OKUMA Corp.	7,676	294,122
Okumura Corp.	9,500	203,189
Okura Industrial Company, Ltd.	3,400	49,927
Okuwa Company, Ltd.	8,900	61,050
Onoken Company, Ltd.	7,100	74,685
Onward Holdings Company, Ltd.	40,200	97,029
Optex Group Company, Ltd.	11,600	183,095
Optim Corp. (A)	4,000	34,557
Optorun Company, Ltd.	5,700	107,116
Orchestra Holdings, Inc.	700	11,928
Organo Corp.	7,600	157,664
Oricon, Inc.	2,800	19,384
Orient Corp.	15,910	138,988
Oriental Shiraishi Corp.	46,600	94,387
Oro Company, Ltd.	2,100	28,799
48	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Osaka Organic Chemical Industry, Ltd.	5,600	$87,627
Osaka Soda Company, Ltd.	4,300	130,028
Osaka Steel Company, Ltd.	5,800	48,261
Osaki Electric Company, Ltd.	15,500	60,367
OSG Corp.	29,800	424,242
OUG Holdings, Inc.	1,700	29,796
Outsourcing, Inc.	40,100	298,762
Oxide Corp. (A)	600	34,837
Oyo Corp.	7,300	111,954
Ozu Corp.	2,000	21,345
Pacific Industrial Company, Ltd.	15,500	122,841
Pacific Metals Company, Ltd.	6,700	101,356
PAL GROUP Holdings Company, Ltd.	7,800	137,923
PALTAC Corp.	1,000	31,619
Paraca, Inc.	2,500	34,726
Paramount Bed Holdings Company, Ltd.	12,800	251,309
Paris Miki Holdings, Inc.	9,700	18,644
Parker Corp.	4,000	14,971
Pasona Group, Inc.	7,800	118,469
PC Depot Corp.	12,000	25,835
PCI Holdings, Inc.	1,600	11,719
Pegasus Sewing Machine Manufacturing Company, Ltd.	7,800	55,298
Penta-Ocean Construction Company, Ltd.	88,800	420,242
People Dreams & Technologies Group Company, Ltd.	2,800	43,008
PeptiDream, Inc. (A)	12,000	152,737
Pharma Foods International Company, Ltd. (B)	7,000	66,442
PIA Corp. (A)	1,000	24,030
Pickles Holdings Company, Ltd.	4,200	33,119
Pigeon Corp.	39,300	588,957
Pilot Corp.	6,700	242,682
Piolax, Inc.	8,700	110,590
Plenus Company, Ltd.	6,800	130,365
Plus Alpha Consulting Company, Ltd.	800	17,688
Pole To Win Holdings, Inc.	10,400	71,286
Poppins Corp.	700	8,704
Premium Group Company, Ltd.	11,400	161,505
Premium Water Holdings, Inc.	900	15,614
Press Kogyo Company, Ltd.	32,500	107,370
Pressance Corp.	6,300	73,382
Prestige International, Inc.	34,100	178,689
Prima Meat Packers, Ltd.	7,800	115,968
Procrea Holdings, Inc.	9,896	155,556
Pronexus, Inc.	6,000	42,187
Pro-Ship, Inc.	1,900	21,141
Proto Corp.	10,200	94,062
PS Mitsubishi Construction Company, Ltd.	8,400	36,949
Punch Industry Company, Ltd.	6,700	20,645
QB Net Holdings Company, Ltd.	3,200	34,963
Qol Holdings Company, Ltd.	9,400	78,368
Quick Company, Ltd.	3,200	48,883
Raccoon Holdings, Inc.	5,700	53,037
Raito Kogyo Company, Ltd.	13,800	208,006
Raiznext Corp.	10,500	96,313
RaQualia Pharma, Inc. (A)	3,300	32,639
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	49

	Shares	Value
Japan (continued)
Rasa Corp.	2,900	$21,288
Rasa Industries, Ltd.	2,800	43,568
Raysum Company, Ltd.	700	7,154
Relia, Inc.	13,500	101,457
Renaissance, Inc.	1,700	11,204
RenetJapanGroup, Inc. (A)	1,500	5,389
Rengo Company, Ltd.	55,300	349,291
RENOVA, Inc. (A)	5,700	114,455
Resorttrust, Inc.	27,400	487,886
Restar Holdings Corp.	3,600	58,393
Retail Partners Company, Ltd.	7,500	67,719
Rheon Automatic Machinery Company, Ltd.	7,800	66,984
Rhythm Company, Ltd.	2,000	25,698
Riberesute Corp.	2,000	11,114
Ricoh Leasing Company, Ltd.	4,400	117,122
Ride On Express Holdings Company, Ltd.	2,400	19,621
Right On Company, Ltd. (A)(B)	6,300	29,229
Riken Corp.	3,100	51,540
Riken Keiki Company, Ltd.	4,400	162,448
Riken Technos Corp.	13,400	48,994
Riken Vitamin Company, Ltd.	6,900	89,213
Rion Company, Ltd.	3,400	50,920
Riso Kyoiku Company, Ltd.	42,300	99,759
River Eletec Corp.	1,100	7,286
Rock Field Company, Ltd.	6,500	69,969
Rokko Butter Company, Ltd.	5,800	59,078
Roland Corp.	3,500	103,968
Roland DG Corp.	3,900	88,707
Rorze Corp.	3,500	219,498
Round One Corp.	51,900	232,462
RS Technologies Company, Ltd.	2,500	151,929
Ryobi, Ltd.	8,800	80,365
Ryoden Corp.	6,200	76,253
Ryosan Company, Ltd.	7,129	148,255
S Foods, Inc.	6,100	129,784
S Line Company, Ltd.	2,000	11,944
S&B Foods, Inc.	2,100	55,612
Sac’s Bar Holdings, Inc.	7,300	42,624
Saibu Gas Holdings Company, Ltd.	8,000	97,942
Saint-Care Holding Corp.	3,300	20,596
Saison Information Systems Company, Ltd.	1,000	12,920
Sakai Chemical Industry Company, Ltd.	5,200	71,528
Sakai Heavy Industries, Ltd.	1,600	41,116
Sakai Moving Service Company, Ltd.	3,600	120,784
Sakata INX Corp.	13,800	111,562
Sakura Internet, Inc.	8,100	31,188
Sala Corp.	18,800	102,837
SAMTY Company, Ltd. (B)	7,900	131,167
San Holdings, Inc.	3,700	49,125
San ju San Financial Group, Inc.	8,020	87,699
San-A Company, Ltd.	6,400	203,103
San-Ai Obbli Company, Ltd.	18,400	173,958
Sanden Corp. (A)	4,600	7,686
Sanei Architecture Planning Company, Ltd.	4,100	45,994
50	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Sangetsu Corp.	12,700	$194,419
Sanken Electric Company, Ltd.	6,887	338,644
Sanki Engineering Company, Ltd.	15,500	180,514
Sanko Gosei, Ltd.	3,100	10,398
Sanko Metal Industrial Company, Ltd.	600	13,094
Sankyo Company, Ltd.	8,100	316,938
Sankyo Frontier Company, Ltd.	1,300	32,487
Sankyo Seiko Company, Ltd.	10,400	36,748
Sankyo Tateyama, Inc.	9,600	39,701
Sankyu, Inc.	10,600	383,612
Sanoh Industrial Company, Ltd.	8,800	43,243
Sansei Landic Company, Ltd.	1,100	6,842
Sansei Technologies, Inc.	3,900	22,649
Sansha Electric Manufacturing Company, Ltd.	4,100	28,914
Sanshin Electronics Company, Ltd.	2,900	47,623
Sanyo Chemical Industries, Ltd.	3,900	125,561
Sanyo Denki Company, Ltd.	3,300	150,372
Sanyo Electric Railway Company, Ltd.	6,700	109,101
Sanyo Engineering & Construction, Inc.	1,900	8,587
Sanyo Shokai, Ltd. (A)	4,800	46,463
Sanyo Special Steel Company, Ltd.	5,629	91,609
Sanyo Trading Company, Ltd.	7,600	63,228
Sapporo Holdings, Ltd.	7,500	196,267
Sata Construction Company, Ltd.	1,800	5,920
Sato Holdings Corp.	10,200	146,198
Sato Shoji Corp.	5,200	45,360
Satori Electric Company, Ltd.	2,900	28,644
Sawai Group Holdings Company, Ltd.	9,500	294,160
Saxa Holdings, Inc.	1,800	17,890
SB Technology Corp. (B)	3,400	51,546
SBI Insurance Group Company, Ltd. (A)	2,300	14,643
SBS Holdings, Inc.	6,200	134,559
Scala, Inc.	6,200	33,874
Scroll Corp.	11,000	57,165
SEC Carbon, Ltd.	500	25,347
Seed Company, Ltd.	3,300	12,075
Seika Corp.	2,900	32,830
Seikagaku Corp.	14,500	99,894
Seikitokyu Kogyo Company, Ltd.	9,500	55,279
Seiko Electric Company, Ltd.	1,100	8,237
Seiko Group Corp.	8,000	185,873
Seiko PMC Corp.	5,600	22,756
Seikoh Giken Company, Ltd.	900	11,061
Seino Holdings Company, Ltd.	18,100	159,537
Seiren Company, Ltd.	13,800	264,726
Sekisui Jushi Corp.	9,300	122,985
Sekisui Kasei Company, Ltd.	9,800	28,056
SEMITEC Corp.	300	21,910
Senko Group Holdings Company, Ltd.	35,300	262,038
Senshu Electric Company, Ltd.	5,400	110,265
Senshu Ikeda Holdings, Inc.	88,700	149,886
Senshukai Company, Ltd.	13,900	41,391
Seria Company, Ltd.	15,100	277,168
Seven Bank, Ltd.	18,700	35,447
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	51

	Shares	Value
Japan (continued)
Shibaura Electronics Company, Ltd.	2,700	$107,708
Shibaura Machine Company, Ltd.	6,700	135,421
Shibaura Mechatronics Corp.	1,100	89,784
Shibuya Corp.	5,600	101,645
Shidax Corp. (A)	9,400	41,340
Shikibo, Ltd.	2,100	13,420
Shikoku Chemicals Corp.	11,500	113,814
Shikoku Electric Power Company, Inc.	43,300	237,877
Shima Seiki Manufacturing, Ltd.	10,000	153,961
Shimojima Company, Ltd.	3,900	27,245
Shin Maint Holdings Company, Ltd.	1,200	11,299
Shin Nippon Air Technologies Company, Ltd.	2,700	37,850
Shin Nippon Biomedical Laboratories, Ltd.	7,000	141,863
Shinagawa Refractories Company, Ltd.	1,800	51,853
Shindengen Electric Manufacturing Company, Ltd.	2,900	71,427
Shin-Etsu Polymer Company, Ltd.	14,100	129,241
Shinki Bus Company, Ltd.	1,300	32,014
Shinko Shoji Company, Ltd.	5,900	48,538
Shinmaywa Industries, Ltd.	19,500	144,378
Shinnihon Corp.	9,600	52,385
Shin-Nihon Tatemono Company, Ltd.	3,900	12,845
Shinnihonseiyaku Company, Ltd.	2,700	27,049
Shinsho Corp.	1,700	56,071
Shinwa Company, Ltd.	4,000	60,064
Shinwa Company, Ltd. (Gifu)	2,700	15,507
Ship Healthcare Holdings, Inc.	14,700	298,487
Shizuki Electric Company, Inc.	5,000	16,909
Shizuoka Gas Company, Ltd.	14,400	115,981
SHL-Japan, Ltd.	1,000	19,256
Shobunsha Holdings, Inc. (A)	4,100	8,745
Shoei Company, Ltd.	7,600	309,265
Shoei Foods Corp. (B)	2,900	90,586
Shofu, Inc.	3,500	62,119
Showa Sangyo Company, Ltd.	6,300	112,253
Showa Shinku Company, Ltd.	900	9,289
Sigma Koki Company, Ltd.	1,800	20,157
SIGMAXYZ Holdings, Inc.	10,600	104,792
Siix Corp.	11,600	119,462
Sinanen Holdings Company, Ltd.	2,300	63,644
Sinfonia Technology Company, Ltd.	9,000	99,740
Sinko Industries, Ltd.	6,900	78,026
Sintokogio, Ltd.	15,000	73,440
SK Kaken Company, Ltd.	200	55,902
SK-Electronics Company, Ltd.	3,800	31,471
SKY Perfect JSAT Holdings, Inc.	45,600	169,236
Smaregi, Inc. (A)	1,600	18,754
SMK Corp.	1,900	36,581
SMS Company, Ltd.	9,900	265,876
Snow Peak, Inc. (B)	9,200	153,453
Soda Nikka Company, Ltd.	5,800	25,370
Sodick Company, Ltd.	17,100	95,703
Soft99 Corp.	6,300	51,526
Softcreate Holdings Corp.	2,700	69,681
Software Service, Inc.	900	59,721
52	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Soiken Holdings, Inc.	8,200	$18,750
Soken Chemical & Engineering Company, Ltd.	3,400	43,362
Solasto Corp.	16,100	97,513
Soliton Systems KK	3,800	32,602
Solxyz Company, Ltd.	2,400	6,479
Sotetsu Holdings, Inc.	14,000	223,881
Sotoh Company, Ltd.	2,400	14,519
Space Company, Ltd.	2,970	19,246
Sparx Group Company, Ltd.	6,780	85,067
SPK Corp.	1,800	18,181
S-Pool, Inc.	21,400	148,476
Sprix, Ltd.	900	6,538
SRA Holdings	4,000	90,909
SRE Holdings Corp. (A)	3,300	112,579
ST Corp.	4,300	48,152
St. Marc Holdings Company, Ltd.	6,600	81,199
Star Mica Holdings Company, Ltd.	8,400	44,127
Star Micronics Company, Ltd.	12,200	156,893
Starts Corp., Inc.	9,700	195,380
Starzen Company, Ltd.	5,000	75,669
Stella Chemifa Corp.	3,500	67,160
Step Company, Ltd.	2,900	37,808
Strike Company, Ltd.	2,600	85,826
Studio Alice Company, Ltd.	3,500	53,157
Subaru Enterprise Company, Ltd.	500	32,904
Sugimoto & Company, Ltd.	4,000	60,099
Sumida Corp.	10,600	114,148
Suminoe Textile Company, Ltd.	2,199	28,183
Sumiseki Holdings, Inc. (B)	21,100	39,192
Sumitomo Bakelite Company, Ltd.	10,700	340,470
Sumitomo Densetsu Company, Ltd.	5,400	100,252
Sumitomo Mitsui Construction Company, Ltd.	48,160	148,022
Sumitomo Osaka Cement Company, Ltd.	10,700	252,557
Sumitomo Precision Products Company, Ltd.	1,500	39,847
Sumitomo Riko Company, Ltd.	15,300	69,037
Sumitomo Seika Chemicals Company, Ltd.	3,600	111,317
Sun Frontier Fudousan Company, Ltd.	10,900	93,377
Suncall Corp.	7,800	36,266
Sun-Wa Technos Corp.	3,500	39,168
Suruga Bank, Ltd.	60,700	190,079
Suzuki Company, Ltd.	5,600	37,604
SWCC Showa Holdings Company, Ltd.	8,300	109,614
System Information Company, Ltd.	2,200	14,461
System Research Company, Ltd.	1,400	20,733
System Support, Inc.	1,100	12,014
Systems Engineering Consultants Company, Ltd.	600	10,233
Systena Corp.	87,000	268,892
Syuppin Company, Ltd. (B)	5,600	60,678
T Hasegawa Company, Ltd.	8,500	192,085
T RAD Company, Ltd.	2,000	38,716
T&K Toka Company, Ltd.	7,400	54,272
Tachibana Eletech Company, Ltd.	6,500	84,316
Tachikawa Corp.	4,800	39,746
Tachi-S Company, Ltd.	11,200	89,861
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	53

	Shares	Value
Japan (continued)
Tadano, Ltd.	31,500	$226,798
Taihei Dengyo Kaisha, Ltd.	4,000	92,026
Taiheiyo Cement Corp.	10,200	161,345
Taiheiyo Kouhatsu, Inc.	1,200	6,552
Taiho Kogyo Company, Ltd.	6,000	30,711
Taikisha, Ltd.	7,700	198,922
Taisei Lamick Company, Ltd.	2,500	55,851
Taisei Oncho Company, Ltd.	500	6,787
Taiyo Holdings Company, Ltd.	11,500	214,647
Takachiho Koheki Company, Ltd.	1,300	20,813
Takamatsu Construction Group Company, Ltd.	5,900	84,269
Takamatsu Machinery Company, Ltd.	1,100	4,398
Takamiya Company, Ltd.	9,700	27,270
Takano Company, Ltd.	2,400	11,780
Takaoka Toko Company, Ltd.	3,970	53,756
Takara & Company, Ltd.	3,400	51,734
Takara Bio, Inc.	15,800	208,463
Takara Holdings, Inc.	47,400	370,685
Takara Standard Company, Ltd.	11,600	112,071
Takasago International Corp.	5,000	103,880
Takasago Thermal Engineering Company, Ltd.	13,500	176,983
Takashima & Company, Ltd.	1,400	30,230
Takashimaya Company, Ltd.	27,500	357,508
Takasho Company, Ltd.	3,000	15,427
Take And Give Needs Company, Ltd. (A)	1,200	12,656
TAKEBISHI Corp.	2,500	27,378
Takeuchi Manufacturing Company, Ltd.	10,800	251,379
Takisawa Machine Tool Company, Ltd.	2,600	20,964
Takuma Company, Ltd.	17,400	162,619
Tama Home Company, Ltd.	5,200	94,107
Tamron Company, Ltd.	4,900	124,457
Tamura Corp.	28,100	168,807
Tanabe Consulting Group Company, Ltd.	1,800	8,650
Tanabe Engineering Corp.	1,900	12,438
Tanaka Chemical Corp. (A)	3,400	43,172
Tanseisha Company, Ltd.	13,500	78,778
Taoka Chemical Company, Ltd.	2,500	14,825
Tatsuta Electric Wire and Cable Company, Ltd.	15,400	48,376
Tayca Corp.	6,700	62,468
Tazmo Company, Ltd.	3,000	39,232
TBK Company, Ltd.	9,100	17,301
TBS Holdings, Inc.	1,100	12,613
TDC Soft, Inc.	6,600	70,832
Tear Corp.	4,900	15,035
TechMatrix Corp.	14,200	172,594
TECHNO ASSOCIE Company, Ltd.	2,700	22,506
Techno Horizon Company, Ltd.	4,100	15,946
Techno Medica Company, Ltd.	2,400	30,234
Techno Ryowa, Ltd.	3,800	23,851
Techno Smart Corp.	3,200	28,813
Technoflex Corp.	1,300	9,456
Tecnos Japan, Inc.	3,900	13,950
Teijin, Ltd.	3,600	34,931
Teikoku Electric Manufacturing Company, Ltd.	6,300	108,860
54	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Teikoku Sen-I Company, Ltd.	6,300	$76,598
Teikoku Tsushin Kogyo Company, Ltd.	2,800	28,664
Tekken Corp.	5,000	66,260
Temairazu, Inc.	800	30,352
Tenma Corp.	5,200	79,201
Tenox Corp.	200	1,280
Tenpos Holdings Company, Ltd.	1,400	24,139
Tera Probe, Inc.	1,200	15,623
Teraoka Seisakusho Company, Ltd.	2,900	6,447
Terilogy Holdings	4,200	9,733
Tess Holdings Company, Ltd.	4,100	33,786
T-Gaia Corp.	7,400	88,975
The 77 Bank, Ltd.	17,000	242,129
The Akita Bank, Ltd.	5,700	70,180
The Awa Bank, Ltd.	12,200	181,968
The Bank of Iwate, Ltd.	5,600	78,946
The Bank of Nagoya, Ltd.	2,800	65,695
The Bank of Saga, Ltd.	5,600	65,867
The Bank of Toyama, Ltd.	1,200	15,257
The Chiba Kogyo Bank, Ltd.	19,700	54,131
The Chugoku Electric Power Company, Inc.	6,400	33,349
The Daito Bank, Ltd.	2,800	13,201
The Ehime Bank, Ltd.	12,550	80,857
The First Bank of Toyama, Ltd.	22,700	94,280
The Fukui Bank, Ltd.	7,118	76,054
The Furukawa Battery Company, Ltd.	5,900	48,579
The Gunma Bank, Ltd.	111,000	364,827
The Hachijuni Bank, Ltd.	116,200	440,283
The Hyakugo Bank, Ltd.	76,400	194,899
The Hyakujushi Bank, Ltd.	9,200	120,499
The Japan Steel Works, Ltd.	3,100	66,637
The Keiyo Bank, Ltd.	37,300	148,664
The Kita-Nippon Bank, Ltd.	3,500	49,324
The Kiyo Bank, Ltd.	18,139	202,287
The Miyazaki Bank, Ltd.	5,300	89,641
The Monogatari Corp.	3,500	179,499
The Musashino Bank, Ltd.	10,200	140,321
The Nagano Bank, Ltd.	3,900	35,398
The Nanto Bank, Ltd.	9,100	155,107
The Nippon Road Company, Ltd.	1,300	58,882
The Nisshin Oillio Group, Ltd.	7,800	189,502
The Ogaki Kyoritsu Bank, Ltd.	11,600	156,025
The Oita Bank, Ltd.	4,500	65,006
The Okinawa Electric Power Company, Inc.	16,664	128,081
The Pack Corp.	5,400	99,589
The San-In Godo Bank, Ltd.	45,100	248,842
The Shibusawa Warehouse Company, Ltd.	3,500	53,017
The Shiga Bank, Ltd.	12,000	229,802
The Shikoku Bank, Ltd.	12,900	86,520
The Shimizu Bank, Ltd.	3,900	43,427
The Sumitomo Warehouse Company, Ltd.	17,276	252,999
The Taiko Bank, Ltd.	3,400	29,370
The Tochigi Bank, Ltd.	38,700	90,878
The Toho Bank, Ltd.	57,700	88,213
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	55

	Shares	Value
Japan (continued)
The Tohoku Bank, Ltd.	3,800	$27,253
The Torigoe Company, Ltd.	5,900	26,601
The Tottori Bank, Ltd.	3,400	27,217
The Towa Bank, Ltd.	14,100	56,321
The Yamagata Bank, Ltd.	9,800	87,201
The Yamanashi Chuo Bank, Ltd.	8,851	67,495
Tigers Polymer Corp.	6,500	19,075
TKC Corp.	8,100	221,306
TKP Corp. (A)	3,900	75,941
Toa Corp. (Hyogo)	8,800	49,156
Toa Corp. (Tokyo)	4,200	72,105
TOA ROAD Corp.	1,500	66,539
Toagosei Company, Ltd.	29,300	252,703
Toba, Inc.	800	16,696
Tobila Systems, Inc.	900	7,475
Tobishima Corp.	6,820	50,790
TOC Company, Ltd.	9,300	49,601
Tocalo Company, Ltd.	20,100	183,787
Toda Corp.	37,200	198,878
Toda Kogyo Corp. (A)	900	19,593
Toei Company, Ltd.	300	41,492
Toell Company, Ltd.	3,900	20,752
Toenec Corp.	2,700	67,326
Togami Electric Manufacturing Company, Ltd.	600	7,407
Toho Acetylene Company, Ltd.	900	7,331
Toho Company, Ltd.	3,700	46,813
Toho Gas Company, Ltd.	2,000	39,520
Toho Holdings Company, Ltd.	18,300	284,811
Toho Titanium Company, Ltd.	10,000	201,471
Toho Zinc Company, Ltd.	3,600	57,351
Tohoku Steel Company, Ltd.	500	6,220
Tohokushinsha Film Corp.	6,700	31,231
Tokai Carbon Company, Ltd.	62,900	485,341
Tokai Corp.	7,600	103,714
TOKAI Holdings Corp.	33,300	212,311
Tokai Lease Company, Ltd.	300	3,101
Tokai Rika Company, Ltd.	16,900	192,515
Tokai Tokyo Financial Holdings, Inc.	60,000	156,237
Token Corp.	2,250	131,012
Tokushu Tokai Paper Company, Ltd.	3,600	74,214
Tokuyama Corp.	19,900	278,814
Tokyo Base Company, Ltd. (A)	7,500	16,640
Tokyo Electron Device, Ltd.	2,600	131,742
Tokyo Energy & Systems, Inc.	7,400	50,903
Tokyo Individualized Educational Institute, Inc.	7,900	30,422
Tokyo Keiki, Inc.	4,200	36,107
Tokyo Kiraboshi Financial Group, Inc.	9,658	169,098
Tokyo Ohka Kogyo Company, Ltd.	2,200	111,180
Tokyo Rakutenchi Company, Ltd.	1,200	37,896
Tokyo Rope Manufacturing Company, Ltd.	1,700	11,114
Tokyo Sangyo Company, Ltd.	6,600	38,048
Tokyo Seimitsu Company, Ltd.	12,700	406,976
Tokyo Steel Manufacturing Company, Ltd.	19,600	201,171
Tokyo Tekko Company, Ltd.	3,500	36,070
56	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Tokyo Theatres Company, Inc.	2,400	$19,873
Tokyotokeiba Company, Ltd.	5,000	147,555
Tokyu Construction Company, Ltd.	26,200	125,431
Tokyu Recreation Company, Ltd.	800	36,574
Toli Corp.	17,800	27,325
Tomato Bank, Ltd.	3,200	23,213
Tomen Devices Corp.	900	36,725
Tomoe Corp.	7,600	21,169
Tomoe Engineering Company, Ltd.	2,400	42,176
Tomoku Company, Ltd.	4,200	48,987
TOMONY Holdings, Inc.	54,300	138,475
Tomy Company, Ltd.	28,200	259,141
Tonami Holdings Company, Ltd.	2,200	58,510
Topcon Corp.	34,600	421,921
Topre Corp.	13,100	121,087
Topy Industries, Ltd.	5,700	72,239
Torex Semiconductor, Ltd.	2,300	50,100
Toridoll Holdings Corp.	15,300	301,347
Torii Pharmaceutical Company, Ltd.	4,700	99,809
Torishima Pump Manufacturing Company, Ltd.	6,900	78,173
Tosei Corp.	9,300	95,368
Toshiba TEC Corp.	6,900	187,304
Tosho Company, Ltd.	2,700	24,350
Totech Corp.	2,000	47,935
Totetsu Kogyo Company, Ltd.	8,800	163,630
Totoku Electric Company, Ltd.	500	20,507
Toukei Computer Company, Ltd.	600	25,772
Tow Company, Ltd.	17,600	38,102
Towa Corp.	6,800	99,842
Towa Pharmaceutical Company, Ltd.	9,200	141,739
Toyo Construction Company, Ltd.	31,300	190,525
Toyo Corp.	8,200	83,830
Toyo Denki Seizo KK	3,100	19,687
Toyo Engineering Corp. (A)	11,300	48,323
Toyo Gosei Company, Ltd. (B)	1,800	119,576
Toyo Ink SC Holdings Company, Ltd.	11,100	152,306
Toyo Kanetsu KK	3,100	56,362
Toyo Logistics Company, Ltd.	6,100	11,397
Toyo Machinery & Metal Company, Ltd.	6,200	24,588
Toyo Securities Company, Ltd.	22,800	47,186
Toyo Tanso Company, Ltd.	5,400	156,095
Toyo Tire Corp.	23,500	270,642
Toyo Wharf & Warehouse Company, Ltd.	1,900	17,715
Toyobo Company, Ltd.	26,806	203,231
Toyoda Gosei Company, Ltd.	1,400	23,427
TPR Company, Ltd.	8,300	74,793
Traders Holdings Company, Ltd.	6,220	18,581
Trancom Company, Ltd.	2,500	144,561
Trans Genic, Inc.	4,600	11,230
Transaction Company, Ltd.	3,700	34,763
Transcosmos, Inc.	4,900	116,267
TRE Holdings Corp.	1,476	17,004
Treasure Factory Company, Ltd.	1,100	19,272
Trenders, Inc.	1,200	16,926
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	57

	Shares	Value
Japan (continued)
Tri Chemical Laboratories, Inc.	8,400	$150,452
Trinity Industrial Corp.	2,000	9,954
Trusco Nakayama Corp.	14,000	214,426
TS Tech Company, Ltd.	26,000	306,259
TSI Holdings Company, Ltd.	18,205	64,185
Tsubaki Nakashima Company, Ltd.	14,200	108,453
Tsubakimoto Chain Company	7,600	174,999
Tsubakimoto Kogyo Company, Ltd.	1,400	40,625
Tsugami Corp.	14,800	129,588
Tsukishima Kikai Company, Ltd.	9,900	70,995
Tsukuba Bank, Ltd.	31,600	48,851
Tsumura & Company	18,600	407,605
Tsurumi Manufacturing Company, Ltd.	6,300	92,042
Tsutsumi Jewelry Company, Ltd.	2,500	35,523
Tsuzuki Denki Company, Ltd.	2,100	20,397
TV Asahi Holdings Corp.	8,200	82,197
Tv Tokyo Holdings Corp.	2,400	32,253
TYK Corp.	6,400	12,589
UACJ Corp.	9,871	167,964
UBE Corp.	32,700	477,213
Ubicom Holdings, Inc.	2,100	35,622
Uchida Yoko Company, Ltd.	2,800	94,943
Ueki Corp.	1,200	11,311
ULS Group, Inc.	600	15,245
Ultrafabrics Holdings Company, Ltd.	1,300	43,597
Ulvac, Inc.	11,500	506,829
Union Tool Company	3,100	79,735
Unipres Corp.	12,500	80,876
UNIRITA, Inc.	700	9,199
United Arrows, Ltd.	5,700	78,773
United Super Markets Holdings, Inc.	16,700	133,833
UNITED, Inc.	3,400	34,221
Unitika, Ltd. (A)	23,900	47,083
Universal Entertainment Corp. (A)	8,900	157,680
Urbanet Corp. Company, Ltd.	3,800	8,520
Usen-Next Holdings Company, Ltd.	4,100	70,819
User Local, Inc.	1,400	16,381
Ushio, Inc.	31,100	408,117
UT Group Company, Ltd.	9,600	192,026
UUUM Company, Ltd. (A)	2,800	21,638
V Technology Company, Ltd.	2,900	57,290
Valor Holdings Company, Ltd.	11,700	150,225
Valqua, Ltd.	5,800	115,882
Value HR Company, Ltd.	4,200	51,520
ValueCommerce Company, Ltd.	4,800	74,133
Valuence Holdings, Inc.	1,700	38,006
V-Cube, Inc.	5,200	30,620
Vector, Inc.	9,700	91,807
Vertex Corp.	4,320	41,330
Village Vanguard Company, Ltd. (A)	1,400	10,607
VINX Corp.	1,300	16,020
Vital KSK Holdings, Inc.	14,600	87,881
VT Holdings Company, Ltd.	29,100	107,893
Wacoal Holdings Corp.	12,600	214,249
58	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Wacom Company, Ltd.	48,200	$230,854
Wakachiku Construction Company, Ltd.	3,600	71,928
Wakamoto Pharmaceutical Company, Ltd. (A)	4,500	7,744
Wakita & Company, Ltd.	13,300	116,321
Warabeya Nichiyo Holdings Company, Ltd.	4,700	63,265
Waseda Academy Company, Ltd.	3,800	31,857
Watahan & Company, Ltd.	5,600	55,338
Watts Company, Ltd.	4,400	22,116
WDB Holdings Company, Ltd.	3,600	62,540
Wealth Management, Inc.	800	7,994
Weathernews, Inc.	2,400	134,388
Wellnet Corp.	2,500	11,738
West Holdings Corp. (B)	7,609	246,532
Will Group, Inc.	5,700	56,930
WILLs, Inc.	1,200	6,094
WingArc1st, Inc.	4,500	73,854
WIN-Partners Company, Ltd.	4,900	35,367
Wood One Company, Ltd.	3,600	24,527
World Company, Ltd.	8,900	85,782
World Holdings Company, Ltd.	3,100	65,783
Wowow, Inc.	2,400	21,890
Xebio Holdings Company, Ltd.	7,100	48,824
YAC Holdings Company, Ltd.	2,200	23,863
Yachiyo Industry Company, Ltd.	2,500	17,903
Yagi & Company, Ltd.	800	6,459
Yahagi Construction Company, Ltd.	9,700	52,219
Yaizu Suisankagaku Industry Company, Ltd.	2,900	17,510
YAKUODO Holdings Company, Ltd.	4,800	90,555
YAMABIKO Corp.	13,400	111,186
YAMADA Consulting Group Company, Ltd.	3,700	30,834
Yamaguchi Financial Group, Inc.	66,100	393,076
Yamaichi Electronics Company, Ltd.	8,400	114,613
YA-MAN, Ltd.	10,300	98,636
Yamashina Corp.	24,800	11,876
Yamatane Corp.	2,900	35,750
Yamato Corp.	5,600	28,176
Yamato Kogyo Company, Ltd.	4,200	144,805
Yamaura Corp.	1,600	11,669
Yamaya Corp.	1,800	32,361
Yamazawa Company, Ltd.	1,800	17,102
Yamazen Corp.	19,100	139,764
Yaoko Company, Ltd.	3,500	170,635
Yashima Denki Company, Ltd.	4,800	35,429
Yasuda Logistics Corp.	5,200	35,465
YE Digital Corp.	1,900	5,668
Yellow Hat, Ltd.	12,000	151,150
Yodogawa Steel Works, Ltd.	6,765	125,941
Yokogawa Bridge Holdings Corp.	12,100	170,778
Yokorei Company, Ltd.	17,200	124,727
Yokowo Company, Ltd.	6,100	108,120
Yomeishu Seizo Company, Ltd.	2,800	36,377
Yondenko Corp.	3,200	41,314
Yondoshi Holdings, Inc.	6,459	81,594
Yonex Company, Ltd.	11,900	120,591
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	59

	Shares	Value
Japan (continued)
Yonkyu Company, Ltd.	1,200	$23,768
Yorozu Corp.	6,100	35,923
Yoshinoya Holdings Company, Ltd.	20,800	351,921
Yotai Refractories Company, Ltd.	5,700	57,224
Yuasa Funashoku Company, Ltd.	1,100	21,228
Yuasa Trading Company, Ltd.	6,300	165,297
Yuken Kogyo Company, Ltd.	1,200	15,911
Yukiguni Maitake Company, Ltd.	5,000	36,406
Yurtec Corp.	14,900	78,309
Yushin Precision Equipment Company, Ltd.	3,000	15,048
Yushiro Chemical Industry Company, Ltd.	3,700	22,260
Yutaka Giken Company, Ltd.	1,600	19,426
Zaoh Company, Ltd.	1,800	23,199
Zenitaka Corp.	600	11,734
Zenrin Company, Ltd.	12,800	80,459
ZERIA Pharmaceutical Company, Ltd.	6,500	105,665
ZIGExN Company, Ltd.	17,300	45,426
Zuiko Corp.	4,400	21,436
Jersey, Channel Islands 0.1%		570,399
Breedon Group PLC	58,167	42,773
Centamin PLC	402,088	517,950
JTC PLC (D)	1,007	9,676
Liechtenstein 0.1%		410,093
Liechtensteinische Landesbank AG	4,965	292,942
VP Bank AG, Class A	1,251	117,151
Luxembourg 0.4%		2,583,580
APERAM SA	11,031	350,178
B&S Group Sarl (D)	5,479	29,337
Befesa SA (D)	10,492	448,303
d’Amico International Shipping SA (A)	215,214	82,723
Global Fashion Group SA (A)	9,562	10,955
Grand City Properties SA	29,654	297,125
IVS Group SA	9,712	39,250
L’Occitane International SA	64,500	181,247
SES SA	109,158	748,406
Shurgard Self Storage SA	6,671	291,195
Sword Group	2,454	104,861
Macau 0.0%		58,079
MECOM Power and Construction, Ltd.	276,000	55,518
Space Group Holdings, Ltd. (A)	5,000	2,561
Malaysia 0.0%		78,423
Aspen Group Holdings, Ltd. (A)	9,427	269
Frencken Group, Ltd.	94,900	72,318
Pentamaster International, Ltd.	62,000	5,836
Malta 0.0%		38,097
Catena Media PLC (A)	2,080	4,771
Gaming Innovation Group, Inc. (A)	5,338	14,660
Kindred Group PLC	1,806	18,666
Monaco 0.0%		34,895
Societe des Bains de Mer et du Cercle des Etrangers a Monaco	407	34,895
60	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Mongolia 0.0%		$29,471
Mongolian Mining Corp. (A)	114,000	29,471
Netherlands 2.1%		12,962,432
Aalberts NV	30,836	1,232,069
Acomo NV	4,872	99,314
Alfen Beheer BV (A)(D)	6,527	639,017
AMG Advanced Metallurgical Group NV	8,363	336,125
Arcadis NV	22,418	915,091
ASR Nederland NV	32,602	1,492,158
Basic-Fit NV (A)(B)(D)	12,628	343,459
BE Semiconductor Industries NV	18,268	1,189,938
Beter Bed Holding NV (B)	4,223	12,944
Brack Capital Properties NV (A)	1,254	127,174
Brunel International NV	6,624	67,263
Corbion NV	17,985	554,386
CTP NV (D)	1,483	16,323
Flow Traders (D)	9,046	209,415
ForFarmers NV	13,376	40,711
Fugro NV (A)	31,463	497,961
Heijmans NV	6,455	72,526
Kendrion NV	4,563	77,934
Koninklijke BAM Groep NV (A)	68,896	161,805
Koninklijke Vopak NV	12,241	363,323
Lucas Bols NV (D)	3,531	38,866
Meltwater NV (A)	22,305	33,423
Nedap NV	1,602	90,998
OCI NV	19,145	810,488
Ordina NV	37,525	157,806
Pharming Group NV (A)	105,944	137,265
PostNL NV (B)	114,857	213,902
PPHE Hotel Group, Ltd.	4,959	74,117
SBM Offshore NV	52,324	838,385
SIF Holding NV	1,808	21,965
Signify NV (D)	33,733	1,152,143
Sligro Food Group NV	7,248	126,586
TKH Group NV	12,076	475,462
TomTom NV (A)	18,990	154,960
Van Lanschot Kempen NV	7,794	187,130
New Zealand 0.5%		2,939,049
Air New Zealand, Ltd. (A)	317,520	155,782
Arvida Group, Ltd.	134,457	104,599
Briscoe Group, Ltd.	11,818	36,212
Channel Infrastructure NZ, Ltd. (A)	43,399	38,575
Chorus, Ltd.	96,228	495,324
Comvita, Ltd.	3,159	6,479
Delegat Group, Ltd.	9,275	58,659
Freightways, Ltd.	31,870	201,132
Gentrack Group, Ltd. (A)	9,421	14,197
Hallenstein Glasson Holdings, Ltd.	12,034	41,615
Heartland Group Holdings, Ltd.	150,946	175,967
Investore Property, Ltd.	79,415	75,398
KMD Brands, Ltd.	152,310	106,220
Manawa Energy, Ltd. (B)	10,579	34,775
Napier Port Holdings, Ltd.	4,702	8,548
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	61

	Shares	Value
New Zealand (continued)
NZME, Ltd.	72,696	$54,344
NZX, Ltd.	81,881	63,662
Oceania Healthcare, Ltd.	131,970	67,594
Pacific Edge, Ltd. (A)(B)	113,948	33,215
PGG Wrightson, Ltd.	6,900	18,070
Pushpay Holdings, Ltd. (A)	136,920	111,335
Rakon, Ltd. (A)	10,627	8,160
Restaurant Brands New Zealand, Ltd.	8,039	33,587
Sanford, Ltd. (A)	22,753	63,195
Scales Corp., Ltd.	25,768	71,464
Serko, Ltd. (A)	10,833	16,825
Skellerup Holdings, Ltd.	39,675	140,481
SKY Network Television, Ltd.	36,695	53,077
SKYCITY Entertainment Group, Ltd. (A)	145,918	254,881
Steel & Tube Holdings, Ltd.	21,933	17,982
Summerset Group Holdings, Ltd.	14,295	84,640
Synlait Milk, Ltd. (A)	21,479	41,367
The Warehouse Group, Ltd.	25,288	46,898
Tourism Holdings, Ltd. (A)	24,687	57,676
TOWER, Ltd.	136,191	60,681
Turners Automotive Group, Ltd.	13,978	31,010
Vista Group International, Ltd. (A)	57,676	55,423
Norway 0.9%		5,372,039
2020 Bulkers, Ltd. (A)	2,700	23,045
ABG Sundal Collier Holding ASA	121,577	70,091
Akastor ASA	61,659	61,110
Aker Carbon Capture ASA (A)	18,506	20,825
Aker Solutions ASA	68,997	248,888
AMSC ASA (A)	15,163	65,328
ArcticZymes Technologies ASA (A)	10,381	71,349
Atea ASA (A)	23,697	288,740
Avance Gas Holding, Ltd. (D)	2,133	15,273
Axactor ASA (A)	47,680	29,638
B2Holding ASA	70,553	61,972
Belships ASA	19,970	27,635
Bonheur ASA	5,968	176,026
Borregaard ASA	10,332	164,605
Bouvet ASA	21,297	123,263
BW Offshore, Ltd.	31,002	80,414
Cloudberry Clean Energy ASA (A)	6,372	8,644
Crayon Group Holding ASA (A)(D)	17,078	183,190
DNO ASA	126,912	162,195
Elopak ASA	5,391	13,793
Europris ASA (D)	45,417	288,641
FLEX LNG, Ltd.	8,458	317,133
Grieg Seafood ASA	15,218	108,045
Hexagon Composites ASA (A)	39,844	116,956
Hofseth BioCare ASA (A)	27,299	7,803
Hunter Group ASA (A)	72,078	16,530
IDEX Biometrics ASA (A)	160,219	18,906
Itera ASA	21,736	30,015
Kahoot! ASA (A)	23,324	54,447
Kid ASA (D)	6,963	49,530
62	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Norway (continued)
Kitron ASA	44,546	$107,361
Komplett Bank ASA (A)	16,702	8,982
Magnora ASA (A)	9,322	21,939
Medistim ASA	2,819	75,506
MPC Container Ships ASA	81,418	154,863
Multiconsult ASA (D)	4,235	58,332
Norske Skog ASA (A)(D)	14,010	85,679
Norwegian Air Shuttle ASA (A)	70,682	63,701
Norwegian Energy Company ASA (A)	5,187	206,454
NRC Group ASA (A)	15,653	25,966
Odfjell Drilling, Ltd. (A)	35,662	94,286
Odfjell SE, A Shares	7,780	66,886
OKEA ASA	6,814	27,490
Otello Corp. ASA	16,811	14,597
Panoro Energy ASA (A)	18,518	57,578
Pareto Bank ASA	9,307	45,085
PGS ASA (A)	202,980	125,352
PhotoCure ASA (A)	7,868	81,302
PoLight ASA (A)(D)	3,345	7,043
Protector Forsikring ASA	18,763	231,981
Q-Free ASA (A)	16,307	10,389
Sandnes Sparebank	1,787	16,296
SATS ASA (A)	4,176	3,511
Scatec ASA (D)	11,014	98,144
Self Storage Group ASA (A)	14,066	34,708
Selvaag Bolig ASA	13,802	40,639
Siem Offshore, Inc. (A)	10,316	12,773
SpareBank 1 Helgeland	791	9,138
Sparebank 1 Oestlandet	5,853	67,447
SpareBank 1 Sorost-Norge	9,718	54,376
Sparebanken More	7,071	56,082
Treasure ASA	15,273	27,093
Ultimovacs ASA (A)	2,829	29,672
Veidekke ASA	31,220	305,600
Volue ASA (A)	4,209	13,145
Vow ASA (A)	7,259	14,338
Wilh Wilhelmsen Holding ASA, Class A	3,674	97,010
XXL ASA (D)	37,894	17,265
Peru 0.0%		91,698
Hochschild Mining PLC	107,762	91,698
Philippines 0.0%		31,756
Del Monte Pacific, Ltd.	136,300	31,756
Portugal 0.4%		2,264,335
Altri SGPS SA	28,159	164,958
Banco Comercial Portugues SA	2,882,517	467,990
Corticeira Amorim SGPS SA	6,510	60,453
CTT-Correios de Portugal SA (B)	37,215	124,700
Greenvolt-Energias Renovaveis SA (A)	7,722	65,520
Ibersol SGPS SA	2,073	12,349
Mota-Engil SGPS SA	23,312	30,062
NOS SGPS SA	72,822	292,535
Novabase SGPS SA (A)	4,612	18,909
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	63

	Shares	Value
Portugal (continued)
REN - Redes Energeticas Nacionais SGPS SA	155,280	$411,221
Sonae SGPS SA	304,900	309,739
The Navigator Company SA	75,306	305,899
Singapore 1.2%		7,825,056
Accordia Golf Trust (A)(C)	316,900	0
AEM Holdings, Ltd.	62,200	172,824
Amara Holdings, Ltd.	80,000	19,104
Avarga, Ltd. (A)	74,200	12,243
Aztech Global, Ltd.	44,700	26,828
Banyan Tree Holdings, Ltd. (A)	78,000	15,541
Best World International, Ltd. (A)	20,626	26,981
BOC Aviation, Ltd. (D)	17,200	136,197
Bonvests Holdings, Ltd.	36,400	24,304
Boustead Projects, Ltd.	28,557	16,246
Boustead Singapore, Ltd.	104,189	60,167
BRC Asia, Ltd.	15,100	20,179
Bukit Sembawang Estates, Ltd.	56,200	176,497
BW Energy, Ltd. (A)	24,240	67,265
BW LPG, Ltd. (D)	30,561	272,513
Capitaland India Trust	238,300	206,323
Centurion Corp., Ltd.	85,000	21,246
China Aviation Oil Singapore Corp., Ltd.	72,800	39,218
China Sunsine Chemical Holdings, Ltd.	152,100	45,341
Chip Eng Seng Corp., Ltd.	80,900	44,126
Chuan Hup Holdings, Ltd.	109,000	16,449
ComfortDelGro Corp., Ltd.	542,900	493,879
COSCO Shipping International Singapore Company, Ltd. (A)	357,000	44,789
Creative Technology, Ltd. (A)	11,500	12,620
CSE Global, Ltd.	92,000	23,064
CW Group Holdings, Ltd. (A)(C)	135,000	3,194
Dasin Retail Trust	49,600	8,755
Delfi, Ltd.	88,200	50,708
Ezion Holdings, Ltd. (A)(C)	1,126,020	35,582
Ezra Holdings, Ltd. (A)(C)	438,996	887
Far East Orchard, Ltd.	60,031	45,894
First Resources, Ltd.	136,100	162,639
Food Empire Holdings, Ltd.	72,000	34,997
Fraser and Neave, Ltd.	82,900	77,644
Fu Yu Corp., Ltd.	142,200	22,043
Gallant Venture, Ltd. (A)	264,000	24,397
Geo Energy Resources, Ltd.	105,900	28,672
GK Goh Holdings, Ltd.	21,000	13,957
Golden Agri-Resources, Ltd.	1,788,300	381,760
Golden Energy & Resources, Ltd. (A)	123,300	70,965
GSH Corp., Ltd. (A)	51,600	6,083
GuocoLand, Ltd.	69,700	83,311
Halcyon Agri Corp., Ltd. (A)	88,757	25,843
Haw Par Corp., Ltd.	33,500	229,468
Hiap Hoe, Ltd.	38,000	21,232
Ho Bee Land, Ltd.	53,300	96,268
Hong Fok Corp., Ltd.	77,336	56,521
Hong Leong Asia, Ltd.	70,600	34,641
Hong Leong Finance, Ltd.	84,000	147,333
64	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Singapore (continued)
Hotel Grand Central, Ltd.	48,457	$31,575
HRnetgroup, Ltd.	75,200	43,985
Hyflux, Ltd. (A)(B)	154,800	2
iFAST Corp., Ltd.	32,000	126,001
IGG, Inc. (A)	234,000	82,750
Indofood Agri Resources, Ltd.	58,100	13,088
InnoTek, Ltd.	20,500	7,152
Japfa, Ltd.	87,620	33,051
Kenon Holdings, Ltd.	1,371	49,994
Keppel Infrastructure Trust	925,655	368,990
Low Keng Huat Singapore, Ltd.	64,000	19,951
Marco Polo Marine, Ltd. (A)	526,500	16,485
Metro Holdings, Ltd.	151,300	71,301
Micro-Mechanics Holdings, Ltd.	5,200	10,564
Midas Holdings, Ltd. (A)(B)(C)	249,000	29,864
Nanofilm Technologies International, Ltd.	56,700	56,097
NetLink NBN Trust	439,200	278,099
NSL, Ltd.	29,000	17,211
OM Holdings, Ltd.	69,157	34,622
OUE, Ltd.	101,600	94,167
Oxley Holdings, Ltd.	409,889	44,991
Pacific Century Regional Developments, Ltd.	52,900	15,172
Pan-United Corp., Ltd.	68,750	21,387
Propnex, Ltd.	7,700	9,046
Q&M Dental Group Singapore, Ltd.	57,720	13,829
QAF, Ltd.	59,334	35,990
Raffles Education, Ltd. (A)	279,802	10,483
Raffles Medical Group, Ltd.	245,718	246,500
Riverstone Holdings, Ltd.	47,000	21,829
SATS, Ltd. (A)	123,900	244,199
SBS Transit, Ltd.	27,700	51,773
Sembcorp Marine, Ltd. (A)	3,205,100	328,277
Sheng Siong Group, Ltd.	203,300	246,557
SHS Holdings, Ltd. (A)	84,000	9,141
SIA Engineering Company, Ltd. (A)	69,400	115,004
SIIC Environment Holdings, Ltd.	412,280	51,977
Silverlake Axis, Ltd.	45,300	12,552
Sinarmas Land, Ltd.	300,000	43,277
Sing Holdings, Ltd.	79,000	20,819
Sing Investments & Finance, Ltd.	28,600	30,735
Singapore Land Group, Ltd.	55,200	90,919
Singapore Post, Ltd.	387,200	148,747
Singapore Shipping Corp., Ltd.	87,492	15,451
Stamford Land Corp., Ltd.	162,285	44,885
StarHub, Ltd.	185,200	146,374
Straits Trading Company, Ltd.	26,078	46,352
Swiber Holdings, Ltd. (A)(C)	128,250	6,164
The Hour Glass, Ltd.	68,900	108,572
Thomson Medical Group, Ltd.	654,600	38,108
Tuan Sing Holdings, Ltd.	159,532	36,946
UMS Holdings, Ltd.	144,312	132,165
United Overseas Insurance, Ltd.	2,400	11,421
UOB-Kay Hian Holdings, Ltd.	102,946	105,961
Vicom, Ltd.	26,000	36,721
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	65

	Shares	Value
Singapore (continued)
Wee Hur Holdings, Ltd.	102,000	$14,419
Wing Tai Holdings, Ltd.	113,217	125,442
XP Power, Ltd.	4,132	96,882
Yeo Hiap Seng, Ltd.	9,032	4,302
South Africa 0.1%		896,091
Mediclinic International PLC	150,271	896,091
Spain 2.3%		14,742,011
Acerinox SA	55,095	545,060
Aedas Homes SA (D)	2,309	36,527
Alantra Partners SA	6,267	87,031
Almirall SA	23,587	228,877
Amper SA (A)	307,165	54,224
Applus Services SA	49,354	329,380
Atresmedia Corp. de Medios de Comunicacion SA	33,653	118,312
Audax Renovables SA (A)	25,087	23,197
Azkoyen SA	4,660	29,973
Banco de Sabadell SA	1,889,509	1,764,280
Bankinter SA	210,725	1,385,960
Caja de Ahorros del Mediterraneo (A)(C)	1,684	0
Cia de Distribucion Integral Logista Holdings SA	17,943	423,208
CIE Automotive SA	14,909	379,954
Construcciones y Auxiliar de Ferrocarriles SA	6,278	184,106
Distribuidora Internacional de Alimentacion SA (A)	1,894,676	27,342
Ebro Foods SA	21,278	336,229
eDreams ODIGEO SA (A)	22,487	98,809
Elecnor SA	9,042	102,191
Enagas SA	72,958	1,317,818
Ence Energia y Celulosa SA	57,514	190,546
Ercros SA	32,252	113,437
Faes Farma SA	123,297	473,925
Fluidra SA	18,959	286,586
Fomento de Construcciones y Contratas SA	12,966	118,962
Gestamp Automocion SA (D)	36,770	139,324
Global Dominion Access SA (D)	31,309	119,202
Grenergy Renovables SA (A)	473	16,304
Grupo Catalana Occidente SA	12,950	409,626
Grupo Empresarial San Jose SA	8,498	37,250
Iberpapel Gestion SA	2,945	40,913
Indra Sistemas SA	50,727	521,744
Laboratorios Farmaceuticos Rovi SA	6,307	243,039
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	207,632	217,244
Mapfre SA	234,025	445,040
Melia Hotels International SA (A)	39,823	218,927
Miquel y Costas & Miquel SA	6,017	68,981
Neinor Homes SA (A)(D)	8,814	80,554
Obrascon Huarte Lain SA (A)	78,906	38,069
Oryzon Genomics SA (A)	5,490	12,075
Pharma Mar SA	3,479	251,162
Prim SA	3,271	38,209
Promotora de Informaciones SA, Class A (A)	66,046	25,078
Prosegur Cash SA (D)	84,840	54,423
Prosegur Cia de Seguridad SA	60,034	110,871
Realia Business SA (A)	115,998	127,307
66	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Spain (continued)
Renta 4 Banco SA	1,156	$11,566
Sacyr SA (B)	175,526	487,954
Solaria Energia y Medio Ambiente SA (A)	24,393	440,494
Talgo SA (D)	23,378	76,824
Tecnicas Reunidas SA (A)(B)	9,565	90,912
Tubacex SA (A)	47,684	101,101
Unicaja Banco SA (D)	404,399	418,095
Vidrala SA	5,628	469,241
Viscofan SA	12,393	770,972
Vocento SA	4,772	3,576
Sweden 2.5%		16,064,482
AcadeMedia AB (D)	30,274	136,412
AddLife AB, B Shares	746	7,773
AddNode Group AB	34,536	339,774
AFRY AB	15,019	248,590
Alimak Group AB (D)	14,034	106,961
Alligo AB, Class B	9,039	67,916
Ambea AB (D)	14,053	67,983
Annehem Fastigheter AB, B Shares (A)	9,576	18,362
AQ Group AB	2,735	76,392
Arise AB (A)	6,107	28,876
Arjo AB, B Shares	59,921	238,115
Ascelia Pharma AB (A)	6,350	15,364
Atrium Ljungberg AB, B Shares	5,974	95,968
Attendo AB (A)(D)	43,122	104,709
Balco Group AB	1,878	8,036
BE Group AB	899	6,173
Beijer Alma AB	14,313	229,985
Beijer Electronics Group AB	9,584	102,498
Bergman & Beving AB	9,696	88,622
Besqab AB	2,865	24,248
Betsson AB, Class B (A)	42,456	347,622
BHG Group AB (A)	7,065	13,682
Bilia AB, A Shares	25,661	288,925
BioGaia AB, B Shares	7,750	62,624
Biotage AB	16,718	292,941
Bjorn Borg AB (A)	1,367	3,858
Bonava AB, B Shares	29,697	79,597
Boozt AB (A)(B)(D)	12,378	134,652
Bravida Holding AB (D)	27,005	273,664
Bufab AB	9,144	201,969
Bulten AB	5,708	37,071
Bure Equity AB	11,714	265,688
Byggmax Group AB	22,675	103,446
Catella AB	11,079	40,146
Catena AB	7,148	254,377
Cellavision AB	4,258	89,884
Cibus Nordic Real Estate AB	1,102	15,484
Clas Ohlson AB, B Shares	12,179	90,247
Cloetta AB, B Shares	67,383	134,607
Collector Bank AB (A)	12,523	33,583
Coor Service Management Holding AB (D)	30,236	187,675
Corem Property Group AB, B Shares	96,298	66,288
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	67

	Shares	Value
Sweden (continued)
Corem Property Group AB, D Shares	667	$10,678
CTT Systems AB	936	19,303
Dedicare AB, B Shares	1,034	11,538
Dios Fastigheter AB	31,221	232,067
Doro AB (A)	6,824	10,043
Duni AB (A)	13,661	127,819
Dustin Group AB (D)	23,623	105,251
Eastnine AB	5,069	56,273
Elanders AB, B Shares	4,037	55,013
Electrolux Professional AB, B Shares	56,300	233,366
Eltel AB (A)(D)	12,277	11,084
Enea AB (A)	7,057	54,292
eWork Group AB	2,362	27,555
Fagerhult AB	23,698	94,930
Fastighets AB Trianon	12,708	23,685
FastPartner AB, A Shares	10,041	75,716
Fingerprint Cards AB (A)	5,152	7,702
Fingerprint Cards AB, B Shares (A)	82,439	24,509
FormPipe Software AB	5,063	11,150
G5 Entertainment AB	1,577	30,074
GARO AB	10,007	109,840
Granges AB	38,652	313,907
Green Landscaping Group AB (A)(D)	1,280	7,877
Hanza AB	2,882	13,043
Heba Fastighets AB, Class B (B)	23,826	71,139
Hexatronic Group AB	25,848	366,536
HMS Networks AB	3,245	98,425
Hoist Finance AB (A)(D)	26,484	65,419
Humana AB (A)	14,866	60,108
Instalco AB	50,540	205,653
Inwido AB	19,565	197,014
ITAB Shop Concept AB (A)	7,377	7,273
JM AB	16,432	265,241
Karnov Group AB (A)	22,617	119,777
K-fast Holding AB (A)	1,830	3,719
KNOW IT AB	7,687	159,536
Lagercrantz Group AB, B Shares	43,145	456,743
Lime Technologies AB	2,893	54,029
Lindab International AB	26,079	320,303
Loomis AB	20,235	597,932
Medcap AB (A)	503	10,316
Medivir AB, B Shares (A)	9,480	8,215
MEKO AB	14,892	165,223
Micro Systemation AB, Class B (A)	896	3,425
MIPS AB	8,371	323,494
Modern Times Group MTG AB, B Shares (A)	36,780	290,647
Momentum Group AB (A)	10,018	53,062
Munters Group AB (D)	33,072	293,013
Mycronic AB	20,830	378,447
NCAB Group AB (B)	33,765	207,697
NCC AB, B Shares	22,559	219,060
Nederman Holding AB	5,899	90,321
Net Insight AB, B Shares (A)	57,222	33,303
New Wave Group AB, B Shares	15,049	304,938
68	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Sweden (continued)
Nilorngruppen AB, B Shares	1,816	$14,056
Nobia AB	40,167	85,825
Nolato AB, B Shares	67,781	362,080
Nordic Paper Holding AB	3,939	12,108
Nordic Waterproofing Holding AB	9,734	139,774
Note AB (A)	5,236	81,271
NP3 Fastigheter AB	8,635	151,690
Nyfosa AB	33,060	238,760
OEM International AB, B Shares	25,746	155,978
Orexo AB (A)	2,352	4,153
Orron Energy AB	38,699	89,745
Ovzon AB (A)	5,064	19,622
Peab AB, Class B	3,152	18,192
Platzer Fastigheter Holding AB, Series B	22,159	167,550
Prevas AB, B Shares	1,258	15,183
Pricer AB, B Shares (B)	39,488	65,577
Proact IT Group AB	9,725	78,564
Probi AB	430	8,167
Ratos AB, B Shares	70,754	309,494
RaySearch Laboratories AB (A)	9,341	52,018
Rejlers AB	2,462	30,719
Resurs Holding AB (D)	53,512	124,601
Rottneros AB	30,661	40,308
Scandi Standard AB (A)	16,774	82,334
Scandic Hotels Group AB (A)(D)	53,782	182,924
Sdiptech AB, Class B (A)	2,539	59,248
Sensys Gatso Group AB (A)	223,958	20,679
Serneke Group AB (A)	2,199	5,419
Sintercast AB	1,910	21,907
SkiStar AB	14,295	156,380
Softronic AB, B Shares	8,843	19,321
Solid Forsakring AB (A)	5,351	29,509
Stendorren Fastigheter AB (A)	3,938	75,843
Stillfront Group AB (A)	79,456	124,087
Systemair AB	31,828	215,154
Tethys Oil AB	8,103	46,916
TF Bank AB	1,974	33,820
Troax Group AB	12,463	223,113
VBG Group AB, B Shares	6,568	89,063
Vitec Software Group AB, B Shares	5,912	217,024
Volati AB	3,453	30,769
XANO Industri AB, Class B	3,940	38,027
Switzerland 7.3%		45,925,842
Adecco Group AG	7,992	271,701
Allreal Holding AG	5,416	825,577
ALSO Holding AG (A)	2,278	421,019
Aluflexpack AG (A)	644	12,723
APG SGA SA	514	80,258
Arbonia AG	17,476	257,651
Aryzta AG (A)	347,674	428,167
Ascom Holding AG	7,226	60,443
Autoneum Holding AG	1,174	144,389
Baloise Holding AG	5,546	838,787
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	69

	Shares	Value
Switzerland (continued)
Banque Cantonale de Geneve, Bearer Shares	764	$141,716
Banque Cantonale Vaudoise	8,190	768,369
Basilea Pharmaceutica AG (A)	1,111	57,416
Belimo Holding AG	3,480	1,609,434
Bell Food Group AG	841	226,072
Bellevue Group AG	3,105	120,605
Berner Kantonalbank AG	1,951	461,355
BKW AG	7,192	935,211
Bossard Holding AG, Class A	2,262	497,648
Bucher Industries AG	2,228	880,985
Burckhardt Compression Holding AG	1,086	592,464
Burkhalter Holding AG	1,777	150,491
Bystronic AG	529	378,028
Calida Holding AG	2,101	104,426
Carlo Gavazzi Holding AG, Bearer Shares	231	73,364
Cavotec SA (A)	16,419	26,159
Cembra Money Bank AG	10,730	853,362
Cicor Technologies, Ltd. (A)	495	22,310
Cie Financiere Tradition SA, Bearer Shares	872	97,916
Clariant AG (A)	80,053	1,300,849
Coltene Holding AG (A)	1,519	120,593
Comet Holding AG	2,242	466,470
Daetwyler Holding AG, Bearer Shares	1,591	309,420
DKSH Holding AG	12,759	962,040
dormakaba Holding AG	1,021	364,049
Dufry AG (A)	23,322	955,427
EDAG Engineering Group AG	3,415	36,979
EFG International AG (A)	36,347	323,256
Emmi AG	752	655,038
Energiedienst Holding AG	4,888	226,542
Evolva Holding SA (A)	222,970	18,592
Feintool International Holding AG	1,968	43,890
Fenix Outdoor International AG	1,259	101,305
Ferrexpo PLC	85,604	149,106
Flughafen Zurich AG (A)	6,753	1,122,850
Forbo Holding AG	331	390,066
Fundamenta Real Estate AG (A)	6,335	109,795
Galenica AG (D)	17,196	1,320,499
GAM Holding AG (A)	66,118	59,689
Georg Fischer AG	28,748	1,753,638
Glarner Kantonalbank	403	10,503
Gurit Holding AG, Bearer Shares (B)	1,224	125,821
Helvetia Holding AG	12,955	1,456,924
Hiag Immobilien Holding AG	1,495	128,713
Highlight Communications AG, Bearer Shares (A)	4,309	16,684
Huber + Suhner AG	6,278	585,578
Hypothekarbank Lenzburg AG	17	73,712
Implenia AG (A)	5,768	243,211
Ina Invest Holding AG (A)	1,963	40,249
Inficon Holding AG	601	523,601
Interroll Holding AG	227	530,398
Intershop Holding AG	540	361,097
Investis Holding SA	1,197	130,222
IWG PLC (A)	236,270	452,317
70	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Switzerland (continued)
Jungfraubahn Holding AG (A)	1,918	$247,139
Kardex Holding AG	2,463	408,279
Komax Holding AG	1,453	390,195
Kongsberg Automotive ASA (A)	252,962	68,409
Kudelski SA, Bearer Shares	14,739	41,496
Landis+Gyr Group AG (A)	7,144	498,850
LEM Holding SA	176	345,738
Luzerner Kantonalbank AG	1,177	521,810
Medacta Group SA (D)	1,907	205,504
medmix AG (D)	7,405	130,271
Meier Tobler Group AG	2,721	101,234
Metall Zug AG, B Shares	78	161,361
Mikron Holding AG	1,756	16,154
Mobilezone Holding AG	15,596	271,702
Mobimo Holding AG	2,647	646,535
Novavest Real Estate AG (A)	1,200	51,856
OC Oerlikon Corp. AG	64,142	429,266
Orascom Development Holding AG (A)	6,368	50,823
Orell Fuessli AG	223	19,662
Orior AG	2,567	201,240
Phoenix Mecano AG, Bearer Shares	307	112,070
Plazza AG, Class A	271	89,352
PSP Swiss Property AG	16,870	1,868,976
Rieter Holding AG	934	95,021
Romande Energie Holding SA	158	179,764
Schaffner Holding AG	235	71,642
Schweiter Technologies AG, Bearer Shares	389	312,519
Sensirion Holding AG (A)(D)	3,148	344,609
SFS Group AG	6,442	619,344
Siegfried Holding AG (A)	1,421	962,605
SIG Group AG (A)	10,795	237,987
Softwareone Holding AG (A)	23,510	360,433
St. Galler Kantonalbank AG	1,161	592,753
Sulzer AG	6,238	481,786
Swiss Prime Site AG	18,104	1,510,334
Swiss Steel Holding AG (A)	268,300	68,351
Swissquote Group Holding SA	3,479	504,318
Tecan Group AG	177	74,574
Temenos AG	12,129	747,428
Thurgauer Kantonalbank	384	48,330
Tornos Holding AG (A)	3,182	19,123
TX Group AG	974	146,449
u-blox Holding AG (A)	2,977	387,583
Valiant Holding AG	5,508	590,370
Varia US Properties AG	1,653	86,532
VAT Group AG (D)	3,786	1,061,120
Vaudoise Assurances Holding SA	345	149,426
Vetropack Holding AG	4,450	157,201
Von Roll Holding AG, Bearer Shares (A)	24,922	24,625
Vontobel Holding AG	10,370	646,113
VZ Holding AG	5,067	404,875
V-ZUG Holding AG (A)	900	77,957
Walliser Kantonalbank	1,001	111,671
Warteck Invest AG	74	172,131
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	71

	Shares	Value
Switzerland (continued)
Ypsomed Holding AG	1,004	$212,542
Zehnder Group AG	3,793	225,503
Zueblin Immobilien Holding AG (A)	324	8,733
Zug Estates Holding AG, B Shares	91	159,859
Zuger Kantonalbank AG, Bearer Shares	50	387,140
Taiwan 0.0%		20,483
FIT Hon Teng, Ltd. (A)(D)	94,000	20,483
United Arab Emirates 0.0%		240,300
Borr Drilling, Ltd. (A)	34,884	162,908
Shelf Drilling, Ltd. (A)(D)	33,573	77,392
United Kingdom 11.0%		69,564,450
4imprint Group PLC	7,346	378,936
A.G. Barr PLC	37,251	225,676
Accesso Technology Group PLC (A)	5,085	48,281
Advanced Medical Solutions Group PLC	27,482	90,906
AJ Bell PLC	77,473	345,215
Alfa Financial Software Holdings PLC (D)	23,667	46,074
Alliance Pharma PLC	126,363	73,290
Anglo-Eastern Plantations PLC	9,864	94,262
Appreciate Group PLC	35,409	18,146
Argentex Group PLC	1,949	2,695
Ascential PLC (A)	115,514	303,213
Ashmore Group PLC	105,627	289,621
Aston Martin Lagonda Global Holdings PLC (A)(D)	4,610	7,411
Avon Protection PLC	12,292	153,829
Babcock International Group PLC (A)	181,450	626,964
Bakkavor Group PLC (D)	32,786	36,779
Balfour Beatty PLC	234,276	917,277
Beazley PLC	206,218	1,628,312
Begbies Traynor Group PLC	38,310	67,467
Bellway PLC	28,720	697,875
Benchmark Holdings PLC (A)	779	380
Biffa PLC (D)	86,723	427,087
Bloomsbury Publishing PLC	38,149	221,070
BlueJay Mining PLC (A)	84,591	5,029
Bodycote PLC	71,378	507,222
Boohoo Group PLC (A)	11,648	5,970
BRAEMAR PLC	7,806	30,515
Britvic PLC	87,158	845,660
Brooks Macdonald Group PLC	1,996	50,276
Bytes Technology Group PLC	60,003	300,468
Camellia PLC	237	12,898
Capita PLC (A)	521,379	149,339
Capricorn Energy PLC (A)	199,866	599,433
Card Factory PLC (A)	136,843	121,827
Carillion PLC (A)(C)	114,263	13,207
Carr’s Group PLC	23,815	34,091
Castings PLC	13,200	56,947
Cazoo Group, Ltd. (A)	33,834	9,135
Central Asia Metals PLC	46,495	141,834
CentralNic Group PLC (A)	34,031	52,788
Centrica PLC	141,526	163,382
72	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United Kingdom (continued)
Chemring Group PLC	105,376	$399,457
Chesnara PLC	61,626	216,570
City of London Investment Group PLC	2,827	14,624
Clarkson PLC	10,111	377,408
Close Brothers Group PLC	50,051	649,114
CMC Markets PLC (D)	55,565	159,163
Coats Group PLC	443,318	358,858
Cohort PLC	2,227	11,044
Computacenter PLC	27,178	659,668
Concentric AB	11,039	216,171
ContourGlobal PLC (D)	49,511	150,230
Costain Group PLC (A)	45,591	22,413
Cranswick PLC	17,981	670,021
Crest Nicholson Holdings PLC	95,773	265,094
Currys PLC	375,642	356,410
CVS Group PLC	18,950	468,976
De La Rue PLC (A)	64,689	63,255
Debenhams PLC (A)(C)	306,827	0
Deliveroo PLC (A)(D)	22,397	23,385
Devro PLC	66,965	247,198
DFS Furniture PLC	54,530	102,334
Dialight PLC (A)	10,395	36,818
Dignity PLC (A)	17,624	79,538
Diploma PLC	25,041	856,407
Direct Line Insurance Group PLC	15,686	39,695
DiscoverIE Group PLC	27,936	281,997
Domino’s Pizza Group PLC	130,292	450,102
dotdigital Group PLC	80,240	94,815
Dr Martens PLC	12,080	30,011
Drax Group PLC	150,318	1,112,069
Dunelm Group PLC	34,295	418,066
DWF Group PLC (D)	50,001	46,768
ECORA RESOURCES PLC	78,847	134,868
EKF Diagnostics Holdings PLC	106,847	54,752
Elementis PLC (A)	199,175	284,739
EMIS Group PLC	18,782	425,723
Energean PLC	31,078	557,049
EnQuest PLC (A)	492,057	143,745
Epwin Group PLC	19,976	17,272
Ergomed PLC (A)	11,072	177,191
Esken, Ltd. (A)	117,527	7,909
Essentra PLC	113,656	337,621
FD Technologies PLC (A)	4,462	77,060
FDM Group Holdings PLC	28,133	249,800
Fevertree Drinks PLC	21,640	308,431
Firstgroup PLC	189,934	238,205
Forterra PLC (D)	82,151	200,976
Foxtons Group PLC	98,524	38,199
Frasers Group PLC (A)	49,988	547,617
Frontier Developments PLC (A)	5,848	81,685
Fuller Smith & Turner PLC, Class A	10,874	71,471
Funding Circle Holdings PLC (A)(D)	33,089	21,234
Galliford Try Holdings PLC	47,040	89,173
Games Workshop Group PLC	9,947	891,502
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	73

	Shares	Value
United Kingdom (continued)
Gamma Communications PLC	17,756	$235,113
Gem Diamonds, Ltd.	43,118	17,116
Genel Energy PLC	61,282	109,238
Genuit Group PLC	85,251	320,826
Gooch & Housego PLC	2,166	12,112
Goodwin PLC	1,823	71,708
Grainger PLC	232,562	685,403
Greggs PLC	33,313	933,092
Gulf Keystone Petroleum, Ltd.	90,739	235,721
H&T Group PLC	5,754	35,320
Halfords Group PLC	66,664	156,938
Hargreaves Services PLC	890	3,726
Harworth Group PLC	17,409	22,125
Hays PLC	559,083	800,819
Headlam Group PLC	33,700	122,759
Helical PLC	42,397	172,397
Helios Towers PLC (A)	187,834	260,837
Henry Boot PLC	36,616	103,125
Hill & Smith PLC	31,285	456,884
Hilton Food Group PLC	23,845	156,513
Hollywood Bowl Group PLC	49,809	131,267
HomeServe PLC	28,513	408,280
Hunting PLC	47,796	158,059
Hyve Group PLC (A)	76,614	55,956
Ibstock PLC (D)	154,024	295,716
IDOX PLC	29,457	23,224
IG Group Holdings PLC	27,466	273,220
IGas Energy PLC (A)	7,738	2,028
IMI PLC	14,616	240,372
Impax Asset Management Group PLC	20,876	199,794
Inchcape PLC	129,000	1,306,487
Indivior PLC (A)	43,012	892,079
IntegraFin Holdings PLC	59,801	211,994
International Personal Finance PLC	94,841	89,727
iomart Group PLC	31,934	43,548
IP Group PLC	277,752	223,155
IQE PLC (A)	80,156	50,315
ITV PLC	99,055	90,104
J.D. Wetherspoon PLC (A)	23,201	125,556
James Fisher & Sons PLC (A)	13,980	56,691
James Halstead PLC	76,488	180,734
JET2 PLC (A)	43,228	533,272
John Wood Group PLC (A)	200,883	316,687
Johnson Service Group PLC	91,766	105,531
Jupiter Fund Management PLC	161,824	243,363
Just Group PLC	404,736	364,625
Kainos Group PLC	25,158	488,190
Keller Group PLC	27,337	242,275
Kier Group PLC (A)	111,930	85,810
Kin & Carta PLC (A)	32,218	92,449
Knights Group Holdings PLC	2,146	2,291
Lancashire Holdings, Ltd.	86,022	622,315
Learning Technologies Group PLC	150,338	238,844
Liontrust Asset Management PLC	16,912	226,959
74	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United Kingdom (continued)
Lookers PLC	154,856	$150,346
LSL Property Services PLC	33,235	93,916
Luceco PLC (D)	36,040	36,106
M&C Saatchi PLC (A)	32	57
Macfarlane Group PLC	27,112	34,395
Man Group PLC	473,563	1,200,834
Marks & Spencer Group PLC (A)	402,446	587,382
Marshalls PLC	72,550	252,744
Marston’s PLC (A)	244,595	111,909
ME Group International PLC	110,712	141,403
Mears Group PLC	41,935	96,492
Medica Group PLC	4,810	8,885
Metro Bank PLC (A)	15,668	18,125
Micro Focus International PLC	91,332	578,234
Midwich Group PLC	4,708	24,466
Mitchells & Butlers PLC (A)	102,509	172,722
Mitie Group PLC	489,675	451,708
MJ Gleeson PLC	19,340	83,957
Moneysupermarket.com Group PLC	180,232	415,448
Moonpig Group PLC (A)	21,156	41,399
Morgan Advanced Materials PLC	109,524	403,375
Morgan Sindall Group PLC	15,566	307,703
Mortgage Advice Bureau Holdings, Ltd.	9,104	61,605
Motorpoint group PLC (A)	20,167	37,289
MP Evans Group PLC	6,022	65,509
N. Brown Group PLC (A)	58,390	16,528
Naked Wines PLC (A)	2,243	2,426
National Express Group PLC (A)	190,812	400,217
NCC Group PLC	114,776	295,656
Next Fifteen Communications Group PLC	27,404	348,005
Nichols PLC	1,774	23,871
Ninety One PLC	96,134	232,286
NIOX Group PLC (A)	16,959	7,505
Norcros PLC	22,835	51,977
Numis Corp. PLC	26,686	55,102
Odfjell Technology, Ltd. (A)	5,943	19,197
OSB Group PLC	100,393	577,953
Oxford Instruments PLC	17,974	471,577
Pagegroup PLC	108,196	625,110
Pan African Resources PLC	407,545	86,514
Paragon Banking Group PLC	89,187	510,065
PayPoint PLC	22,715	148,397
Pendragon PLC (A)	460,065	155,336
Pennon Group PLC	83,082	922,760
Petrofac, Ltd. (A)	125,282	127,029
Pets at Home Group PLC	176,478	561,874
Pharos Energy PLC (A)	103,615	31,716
Phoenix Spree Deutschland, Ltd.	5,180	15,649
Polar Capital Holdings PLC	24,577	145,440
Porvair PLC	10,112	67,309
Premier Foods PLC	275,473	343,272
Provident Financial PLC	82,094	195,358
PZ Cussons PLC	89,165	223,793
QinetiQ Group PLC	201,352	851,741
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	75

	Shares	Value
United Kingdom (continued)
Quilter PLC (D)	466,912	$572,102
Rank Group PLC (A)	69,151	75,562
Rathbones Group PLC	19,807	507,895
Reach PLC	105,636	139,996
Record PLC	16,553	17,680
Redcentric PLC	1,167	1,513
Redde Northgate PLC	71,007	325,058
Redrow PLC	94,845	522,608
Renew Holdings PLC	17,714	146,900
Renewi PLC (A)	30,519	206,182
Renishaw PLC	8,878	401,100
Ricardo PLC	20,401	109,944
RM PLC	12,019	6,768
Robert Walters PLC	18,372	129,942
Rotork PLC	265,001	970,263
RPS Group PLC	86,944	228,832
RWS Holdings PLC	12,808	51,078
S&U PLC	1,096	28,840
Sabre Insurance Group PLC (D)	72,221	90,074
Saga PLC (A)	41,405	47,890
Savannah Energy PLC (A)	124,942	36,041
Savills PLC	49,755	571,421
ScS Group PLC	4,496	8,421
Senior PLC	149,122	221,253
Serco Group PLC	349,166	732,548
Serica Energy PLC	48,863	186,703
Severfield PLC	117,388	87,574
SIG PLC (A)	288,336	103,084
Smart Metering Systems PLC	32,595	317,036
Smiths News PLC	42,303	20,607
Softcat PLC	33,287	512,692
Spectris PLC	19,631	760,045
Speedy Hire PLC	172,366	87,312
Spire Healthcare Group PLC (A)(D)	99,139	276,411
Spirent Communications PLC	202,832	706,874
Sportech PLC	8,795	2,054
SSP Group PLC (A)	210,302	542,149
SThree PLC	43,418	214,144
Stolt-Nielsen, Ltd.	4,318	111,831
Studio Retail Group PLC (A)(C)	18,987	26,317
STV Group PLC	8,849	28,063
Superdry PLC (A)	17,005	21,375
Synthomer PLC	127,600	203,851
Tate & Lyle PLC	116,545	1,035,220
Tatton Asset Management PLC	9,513	54,350
TClarke PLC	22,432	32,966
Telecom Plus PLC	23,239	702,651
The Gym Group PLC (A)(D)	50,921	63,558
The Parkmead Group PLC (A)	14,125	10,461
The Restaurant Group PLC (A)	170,186	58,335
The Vitec Group PLC	13,617	199,630
TI Fluid Systems PLC (D)	6,536	10,149
Topps Tiles PLC	62,375	33,609
TORM PLC, Class A	11,033	320,624
76	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United Kingdom (continued)
TP ICAP Group PLC	267,274	$564,526
Travis Perkins PLC	67,649	759,546
Trellus Health PLC (A)	6,575	870
Tribal Group PLC	40	27
Trifast PLC	32,876	24,092
TT Electronics PLC	64,139	129,852
Tullow Oil PLC (A)	577,256	304,161
Tyman PLC	39,993	108,395
Verici Dx PLC (A)	2,137	337
Vertu Motors PLC	120,571	69,802
Vesuvius PLC	80,276	370,804
Victrex PLC	29,925	645,863
Virgin Money UK PLC	337,270	710,595
Vistry Group PLC	71,404	535,409
Volex PLC (B)	43,655	139,286
Volution Group PLC	57,817	244,627
Vp PLC	3,980	33,215
Watches of Switzerland Group PLC (A)(D)	56,394	696,844
Watkin Jones PLC	61,285	73,346
WH Smith PLC (A)	35,928	613,427
Wickes Group PLC	89,428	149,345
Wilmington PLC	8,311	28,838
Wincanton PLC	48,344	213,206
Xaar PLC (A)	24,649	63,102
XPS Pensions Group PLC	17,872	31,578
Young & Co’s Brewery PLC	2,256	17,711
Young & Co’s Brewery PLC, Class A	5,978	81,726
Zotefoams PLC	4,703	17,285
United States 0.8%		5,082,614
ADTRAN Holdings, Inc.	15,333	307,422
Argonaut Gold, Inc. (A)	105,540	29,815
Atlantic Sapphire ASA (A)(B)	11,883	9,050
Aura Minerals, Inc.	700	4,059
Burford Capital, Ltd.	47,843	435,913
Diversified Energy Company PLC	242,396	369,817
Energy Fuels, Inc. (A)	12,169	84,766
Frontage Holdings Corp. (A)(D)	106,000	31,980
GXO Logistics, Inc. (A)	628	29,428
Hecla Mining Company (B)	4,076	22,214
Noble Corp. PLC (A)	5,743	208,518
Perpetua Resources Corp. (A)	7,000	14,675
Primo Water Corp.	50,614	790,567
PureTech Health PLC (A)	59,300	205,370
PureTech Health PLC, ADR (A)	387	13,158
REC Silicon ASA (A)(B)	90,960	160,474
Reliance Worldwide Corp., Ltd.	208,194	439,319
Samsonite International SA (A)(D)	185,700	503,360
SSR Mining, Inc.	70,020	1,060,854
SunOpta, Inc. (A)(B)	2,100	19,635
SunOpta, Inc. (Toronto Stock Exchange) (A)	29,045	272,712
VAALCO Energy, Inc.	5,734	29,703
Viemed Healthcare, Inc. (A)	1,216	8,925

Viemed Healthcare, Inc. (Toronto Stock Exchange) (A)	4,200	30,880
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	77

	Shares	Value

Preferred securities 0.3%		$1,835,121
(Cost $1,751,657)
Germany 0.3%		1,835,121
Draegerwerk AG & Company KGaA	3,073	139,284
Fuchs Petrolub SE	21,316	746,663
Jungheinrich AG	14,274	422,419
Sixt SE	5,323	326,523

STO SE & Company KGaA	842	137,302
Villeroy & Boch AG	3,600	62,930
Rights 0.0%		$97,015
(Cost $60,216)
ALD SA (Expiration Date: 12-14-22; Strike Price: EUR 7.50) (A)	32,153	27,771
APERAM SA (Expiration Date: 12-15-22) (A)(E)	11,031	5,739
Cobalt Blue Holdings, Ltd. (Expiration Date: 12-2-22; Strike Price: AUD 0.58) (A)	865	41
CSE Global, Ltd. (Expiration Date: 12-14-22; Strike Price: SGD 0.33) (A)	18,400	122
Decmil Group, Ltd. (Expiration Date: 9-6-23; Strike Price: AUD 0.40) (A)	3,773	0
Energy World Corp., Ltd. (Expiration Date: 12-16-22; Strike Price: AUD 0.05) (A)	137,594	93
Eutelsat Communications SA (Expiration Date: 12-19-22) (A)(B)(E)	56,721	54,892
Intercell AG (A)(C)(E)	8,699	0
Lai Sun Development Company, Ltd. (Expiration Date: 12-26-22; Strike Price: HKD 1.64) (A)	63,589	0
Lai Sun Garment International, Ltd. (Expiration Date: 12-12-22; Strike Price: HKD 1.58) (A)	23,423	99
PGS ASA (Expiration Date: 12-13-22; Strike Price: NOK 6.70) (A)	16,078	0
Resolute Mining, Ltd. (Expiration Date: 12-6-22; Strike Price: AUD 0.16) (A)	349,054	0
S IMMO AG (Expiration Date: 1-1-26) (A)(E)	19,209	0
Sandfire Resources, Ltd. (Expiration Date: 12-9-22; Strike Price: AUD 4.30) (A)	17,381	8,258
Warrants 0.0%		$2,981
(Cost $0)
European Lithium, Ltd. (Expiration Date: 3-31-25; Strike Price: AUD 0.18) (A)	19,944	217
Ezion Holdings, Ltd. (Expiration Date: 4-6-23; Strike Price: SGD 0.28) (A)(B)	260,891	0
MECOM Power and Construction, Ltd. (Expiration Date: 5-24-23; Strike Price: HKD 4.47) (A)	18,400	365
Treasury Metals, Inc. (Expiration Date: 8-7-23; Strike Price: CAD 1.50) (A)	2,119	32
Webuild SpA (Expiration Date: 8-2-30) (A)(E)	5,704	2,367

	Yield (%)	Shares	Value
Short-term investments 1.7%			$10,530,518
(Cost $10,527,952)
Short-term funds 1.7%			10,530,518
John Hancock Collateral Trust (F)	3.8739(G)	1,053,716	10,530,518

Total investments (Cost $619,291,566) 101.3%	$639,850,231
Other assets and liabilities, net (1.3%)	(8,385,287)
Total net assets 100.0%	$631,464,944

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
HKD	Hong Kong Dollar
NOK	Norwegian Krone
SGD	Singapore Dollar

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
78	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

(B)	All or a portion of this security is on loan as of 11-30-22. The value of securities on loan amounted to $16,214,430. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $7,119,937 in the form of U.S. Treasuries was pledged to the fund.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Strike price and/or expiration date not available.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(G)	The rate shown is the annualized seven-day yield as of 11-30-22.
The fund had the following sector composition as a percentage of net assets on 11-30-22:
Industrials	22.9%
Financials	13.6%
Materials	12.0%
Consumer discretionary	11.9%
Information technology	10.7%
Energy	6.5%
Consumer staples	5.8%
Health care	5.2%
Real estate	3.9%
Communication services	3.8%
Utilities	3.3%
Short-term investments and other	0.4%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	79

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	7	Long	Dec 2022	$629,144	$692,650	$63,506
						$63,506
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
80	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2022, by major security category or type:
	Total value at 11-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$40,814,979	$671,394	$39,906,536	$237,049
Austria	10,232,323	—	10,232,323	—
Belgium	9,186,737	—	9,186,737	—
Bermuda	1,082,637	—	1,082,637	—
Cambodia	253,697	—	253,697	—
Canada	77,442,868	77,248,853	194,008	7
Chile	7,137	7,137	—	—
China	71,646	—	71,646	—
Cyprus	5,539	—	5,539	—
Denmark	15,718,780	—	15,718,780	—
Faeroe Islands	24,814	—	24,814	—
Finland	14,238,295	—	14,238,295	—
France	28,465,419	—	28,445,525	19,894
Gabon	40,699	—	40,699	—
Georgia	619,826	—	619,826	—
Germany	36,628,736	—	36,628,736	—
Gibraltar	136,657	—	136,657	—
|	81

	Total value at 11-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Greece	$63,872	—	$63,837	$35
Greenland	25,928	—	25,928	—
Hong Kong	12,679,083	$25,703	12,514,869	138,511
Ireland	5,106,108	—	5,106,108	—
Isle of Man	814,503	—	814,503	—
Israel	9,644,989	147,439	9,497,550	—
Italy	21,996,312	—	21,996,312	—
Japan	154,257,337	—	154,257,337	—
Jersey, Channel Islands	570,399	—	570,399	—
Liechtenstein	410,093	—	410,093	—
Luxembourg	2,583,580	—	2,583,580	—
Macau	58,079	—	58,079	—
Malaysia	78,423	—	78,423	—
Malta	38,097	—	38,097	—
Monaco	34,895	—	34,895	—
Mongolia	29,471	—	29,471	—
Netherlands	12,962,432	—	12,962,432	—
New Zealand	2,939,049	—	2,939,049	—
Norway	5,372,039	—	5,372,039	—
Peru	91,698	—	91,698	—
Philippines	31,756	—	31,756	—
Portugal	2,264,335	—	2,264,335	—
Singapore	7,825,056	—	7,749,365	75,691
South Africa	896,091	—	896,091	—
Spain	14,742,011	—	14,742,011	—
Sweden	16,064,482	—	16,064,482	—
Switzerland	45,925,842	—	45,925,842	—
Taiwan	20,483	—	20,483	—
United Arab Emirates	240,300	162,908	77,392	—
United Kingdom	69,564,450	9,135	69,515,791	39,524
United States	5,082,614	2,411,391	2,671,223	—
Preferred securities	1,835,121	—	1,835,121	—
Rights	97,015	27,992	69,023	—
Warrants	2,981	614	2,367	—
Short-term investments	10,530,518	10,530,518	—	—
Total investments in securities	$639,850,231	$91,243,084	$548,096,436	$510,711
Derivatives:
Assets
Futures	$63,506	$63,506	—	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,053,716	$14,958,658	$18,682,630	$(23,109,938)	$(3,111)	$2,279	$107,206	—	$10,530,518
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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